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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-08786


                   	Pioneer Variable Contracts Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.


               Pioneer Bond VCT Portfolio
               Schedule of Investments  9/30/2008 (unaudited)

         Floating
Shares   Rate (c)                                                      Value
               PREFERRED STOCKS - 0.1 %
               Insurance - 0.1 %
               Life & Health Insurance - 0.1 %
4,800          Delphi Financial Group, 7.376%, 5/15/37              $ 67,800
               Total Insurance                                      $ 67,800
               TOTAL PREFERRED STOCKS
               (Cost  $120,000)                                     $ 67,800
Principal
Amount ($)
               ASSET BACKED SECURITIES - 3.1 %
               Energy - 0.1%
               Oil & Gas Equipment & Services - 0.1%
52,791         Power Receivables Finance, 6.29%, 1/1/12 (144A)      $ 54,623
               Total Energy                                         $ 54,623
               Materials - 0.4 %
               Forest Products - 0.4 %
315,000        Timberstar Trust 2006-1A A, 5.668%, 10/15/36         $ 291,363
               Total Materials                                      $ 291,363
               Consumer Services - 0.2 %
               Restaurants - 0.2 %
200,000        Dunkin Brands Master Finance LLC, 8.28%, 6/20/31 (144$ 149,826
               Total Consumer Services                              $ 149,826
               Food & Drug Retailing - 0.2 %
               Food Retail - 0.2 %
155,000        Dominos Pizza Master Issuer LL, 7.629%, 4/25/37      $ 103,850
               Total Food & Drug Retailing                          $ 103,850
               Banks - 2.1 %
               Mortgage Finance - 2.1 %
27,000    1.00 Asset Backed Securities Corp., Floating Rate Note, 4/$ 22,112
100,000   2.57 Carrington Mortgage, Variable Rate Note, 10/25/36      91,378
119,464   2.61 CMLTI 2006-WFH2 A2A, Floating Rate Note, 8/25/36       103,844
120,000   2.98 Countrywide Asset Backed Certificates, Floating Rate N 110,265
223,000   2.89 Countrywide Asset Backed Certificates, Floating Rate N 205,249
208,800        FBR Securitization Trust, 2.76188%, 9/25/35            193,242
51,403    2.66 FFML 2006-FF4 A2, Floating Rate Note, 3/25/36          43,594
15,221    3.01 First Franklin Mortgage Loan Asset Backed
                      Certificate, Floating Rate Note, 9/24/34        12,904
59,744    2.58 Fremont Home Loan Trust, Floating Rate Note, 2/25/36   56,897
84,639    2.73 GSAMP Trust, Floating Rate Note, 11/25/35              80,355
87,249    2.90 GSAMP Trust, Floating Rate Note, 3/25/35               79,457
137,540        Local Insight Media Finance LLC, 5.88%, 10/23/37       105,906
110,000   2.62 MLMI 2006-AR1 A2C, Floating Rate Note, 3/25/37         86,120
100,000   2.59 Nomura Home Equity Trust, Floating Rate Note, 3/25/36  98,003
100,000   2.90 RASC 2005-KS7 M1, Floating Rate Note, 8/25/35          74,387
128,603        SASC 2007-BC4 A3, Floating Rate Note, 11/25/37         118,803
                                                                    $1,482,516
               Total Banks                                          $1,482,516
               Diversified Financials - 0.1%
               Specialized Finance - 0.1 %
70,000         SLMA 2004-10 A6B, Floating Rate Note, 4/27/26        $ 67,638
               Total Diversified Financials                         $ 67,638
               TOTAL ASSET BACKED SECURITIES
               (Cost  $1,924,131)                                   $2,149,816

               COLLATERALIZED MORTGAGE OBLIGATIONS - 9.8 %
               Materials - 0.1 %
               Steel - 0.1 %
9,242,642      MSDWC 2000-1345 X, 0.7259%, 9/3/15                   $ 104,080
               Total Materials                                      $ 104,080
               Banks - 5.4 %
               Diversified Banks - 0.4 %
269,209        Countrywide Alternative Loan Trust, 6.0%, 6/25/35    $ 205,103
57,076    5.67 RALI 2005-QA10 A41, 5.7412%, 9/25/35                   44,340
                                                                    $ 249,443
               Thrifts & Mortgage Finance - 5.0 %
160,000        Banc of America Commercial Mortgage, Inc., 4.877%, 7/$ 145,839
318,356        Chase Mortgage Finance Corp., 5.5%, 5/25/37            315,327
350,000        GMAC Commercial Mortgage Securities, Inc., 4.864%, 12  317,650
175,000        GS Mortgage Securities Corp. II, 7.12%, 11/18/29       177,770
67,225    2.68 Harborview Mortgage Loan Trust, Floating Rate Note, 1  40,257
76,654    2.87 IMPAC CMB Trust, Floating Rate Note, 11/25/35          53,290
184,095        J.P. Morgan Alternative Loan Trust, 6.0%, 3/25/36      166,823
200,000        JP Morgan Mortgage Trust, 4.5%, 8/25/19                174,571
270,345        JP Morgan Mortgage Trust, 6.0%, 8/25/34                233,004
100,000        JPMCC 2002-C3 B, 5.146%, 7/12/35                       94,455
100,000        JPMCC 2004-PNC1 A3, 5.299%, 6/12/41                    95,899
311,841        Master Alternative Loans Trust, 6.0%, 7/25/34          237,584
165,514        Residential Funding Mortgage Securities I, 5.5%, 11/2  153,727
250,000   5.70 SASC 2007 BHC1 A1, Floating Rate Note, 12/18/49        173,528
60,000         SBA CMBS Trust, 6.709%, 11/15/36                       55,477
400,000        Wachovia Bank Commercial Mortgage Trust, 4.803%, 10/1  358,264
134,983        WAMU Mortgage Pass-Through Certificate, 4.5%, 8/25/18  126,200
193,726   2.70 WAMU Mortgage Pass-Through Certificate, Floating Rate  126,671
100,000        WBCMT 2003-C9 B, 5.109%, 12/15/35                      92,789
233,088        Wells Fargo Mortgage Backed Securities, 5.0%, 11/25/2  212,766
207,881        Wells Fargo Mortgage Backed Securities, 5.0%, 3/25/21  191,835
18,190         Wells Fargo Mortgage Backed Securities, 5.25, 12/25/3  17,185
                                                                    $3,560,911
               Total Banks                                          $3,810,354
               Diversified Financials - 0.6 %
               Diversified Financial Services - 0.6 %
146,078        CMSI 2006-1 3A1, 5.0%, 2/25/36                       $ 125,360
18,839         First Horizon Mortgage Pass-Through Trust, 5.0%, 3/25  17,762
10,782    2.87 Impac Securities Assets Corp., Floating Rate Note, 11   8,463
129,450   2.82 Impac Securities Assets Corp., Floating Rate Note, 5/  111,628
43,294         Morgan Stanley Capital I, 5.25%, 12/25/17              42,085
15,048         Morgan Stanley Capital I, 7.0%, 7/25/33                14,235
66,853    2.57 Residential Accredit Loans, Inc., Floating Rate Note,  58,396
5,806     8.00 Salomon Brothers Mortgage Securities, 8.0%, 9/25/30     5,853
40,000         T SRA R 2006-1 B, 5.7467%, 10/15/36                    34,656
                                                                    $ 418,438
               Total Diversified Financials                         $ 418,438
               Real Estate - 0.4 %
               Mortgage Real Estate Investment Trusts - 0.4 %
298,996        CS First Boston Mortgage Security, 3.5%, 7/25/18     $ 273,021
33,921         CS First Boston Mortgage Security, 7.0%, 5/25/32       23,942
                                                                    $ 296,963
               Total Real Estate                                    $ 296,963
               Government - 2.7 %
               Government - 2.7 %
1,255,050      Fannie Mae- Aces, 6.3%, 4/25/19                      $1,268,601
56,069         Federal Home Loan Bank, 5.0%, 1/15/16                  56,537
150,000        Freddie Mac, 3.8%, 1/15/18                             141,725
350,000        Freddie Mac, 5.5%, 7/15/28                             357,588
42,499         Freddie Mac, 6.1%, 9/15/18                             43,689
                                                                    $1,868,140
               Total Government                                     $1,868,140
               Integrated Telecommunication Services - 0.5 %
450,000        Tower 2004-2A F, 6.376%, 12/15/14                    $ 379,530
               Total Telecommunication Services                     $ 379,530
               TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
               (Cost  $7,675,135)                                   $6,877,505

               CORPORATE BONDS - 26.2 %
               Energy - 2.5 %
               Integrated Oil & Gas - 0.4 %
60,000         Marathon Oil Corp., 5.9%, 3/15/18                    $ 53,282
215,000        Petro-Canada, 4.0%, 7/15/13                            191,752
                                                                    $ 245,034
               Oil & Gas Equipment & Services - 0.3 %
100,000   5.78 Sevan Marine ASA, Floating Rate Note, 5/14/13 (144A) $ 85,000
100,000        TNK-BP Finance SA, 6.625%, 3/20/17 (144A)              65,000
65,000         TNK-BP Finance SA, 7.5%, 7/18/16 (144A)                45,500
                                                                    $ 195,500
               Oil & Gas Exploration & Production - 0.4 %
135,000        Canadian National Resource, 5.9%, 2/1/18             $ 118,817
148,927        Gazprom International SA, 7.201%, 2/01/20              134,779
                                                                    $ 253,596
               Oil & Gas Storage & Transportation - 1.5 %
50,000         Boardwalk Pipelines LLC, 5.5%, 2/1/17                $ 45,528
90,000         Buckeye Partners LP, 6.05%, 1/15/18                    85,814
125,000        Holly Energy Partners LP, 6.25%, 3/1/15                100,000
250,000        Kinder Morgan Energy, 5.95%, 2/15/18                   222,685
250,000        NGPL Pipeco LLC, 6.514%, 12/15/12 (144A)               250,405
265,000        Questar Pipeline Co., 5.83%, 2/1/18                    243,442
185,000   7.20 Southern Union Co., 7.2%, 11/1/66                      135,865
                                                                    $1,083,739
               Total Energy                                         $1,777,869
               Materials - 2.0 %
               Aluminum - 0.3 %
285,000        Novelis, Inc., 7.25%, 2/15/15                        $ 247,950
               Commodity Chemicals - 0.2 %
135,000        Nova Chemicals, Ltd., 6.5%, 1/15/12                  $ 120,150
               Construction Materials - 0.3 %
220,000   6.72 C10 Capital SPV, Ltd., Floating Rate Note, 12/31/49 ($ 203,606
               Fertilizers & Agricultural Chemicals - 0.8 %
350,000        Agrium, Inc., 6.75%, 1/15/19                         $ 342,985
220,000        Potash Corp. Saskatchewan, 4.875%, 3/1/13              206,659
                                                                    $ 549,644
               Steel - 0.4 %
260,000        Arcelormittal, 6.125%, 6/1/18 (144A)                 $ 230,389
80,000         Commercial Metals Co., 7.35%, 8/15/18                  75,546
                                                                    $ 305,935
               Total Materials                                      $1,427,285
               Capital Goods - 0.6 %
               Aerospace & Defense - 0.2 %
190,000        Boeing Co., 5.125%, 2/15/13                          $ 189,731
               Electrical Component & Equipment - 0.2 %
150,000        Anixter International Corp., 5.95%, 3/1/15           $ 132,510
               Trading Companies & Distributors - 0.1 %
100,000        Glencore Funding LLC, 6.0%, 4/15/14 (144A)           $ 94,391
               Total Capital Goods                                  $ 416,632
               Commercial Services & Supplies - 0.5 %
               Office Services & Supplies - 0.5 %
365,000        Pitney Bowes, Inc., 5.6%, 3/15/18                    $ 356,227
               Total Commercial Services & Supplies                 $ 356,227
               Transportation - 0.9 %
               Railroads - 0.9 %
135,000        Burlington Sante Fe Corp., 5.75%, 3/15/08            $ 129,489
235,000        Kansas City Southern Mex, 7.625%, 12/1/13              224,425
305,000        Union Pacific Corp., 5.7%, 8/15/18                     284,042
                                                                    $ 637,956
               Total Transportation                                 $ 637,956
               Automobiles & Components - 0.2 %
               Auto Parts & Equipment - 0.2 %
155,000        Lear Corp., 8.75%, 12/1/16                           $ 107,725
               Total Automobiles & Components                       $ 107,725
               Consumer Durables & Apparel - 0.4 %
               Household Appliances - 0.4 %
255,000        Whirlpool Corp., 5.5%, 3/1/13                        $ 249,337
               Total Consumer Durables & Apparel                    $ 249,337
               Consumer Services - 0.4 %
               Education Services - 0.4 %
150,000        President & Fellows of Harvard, 3.7%, 4/1/13         $ 145,581
105,000        President & Fellows of Harvard, 6.3%, 10/1/37          110,950
                                                                    $ 256,531
               Total Consumer Services                              $ 256,531
               Media - 0.5 %
               Broadcasting - 0.5 %
100,000        British Sky Broadcasting, 6.1%, 2/15/18 (144A)       $ 95,832
135,000        Comcast Corp., 5.3%, 1/15/14                           123,737
165,000        Grupo Telivisa SA, 6.0%, 5/15/18 (144A)                155,722
                                                                    $ 375,291
               Total Media                                          $ 375,291
               Retailing - 0.3 %
               Specialty Stores - 0.3 %
215,000        Sally Holdings, 9.25%, 11/15/14 (144A) (b)           $ 202,638
               Total Retailing                                      $ 202,638
               Food, Beverage & Tobacco - 1.6 %
               Agricultural Products - 0.3 %
250,000        Cargill, Inc., 5.2%, 1/22/13 (144A)                  $ 241,757
               Brewers - 0.4 %
280,000        Miller Brewing Co., 5.5%, 8/15/13 (144A)             $ 276,228
               Distillers & Vintners - 0.4 %
265,000        Constellation Brands, Inc., 8.375%, 12/15/14         $ 262,350
               Soft Drinks - 0.4 %
280,000        Bottling Group LLC, 5.0%, 11/15/13                   $ 279,766
               Tobacco - 0.1 %
100,000        UST, Inc., 5.75%, 3/1/18                             $ 96,270
               Total Food, Beverage & Tobacco                       $1,156,371
               Health Care Equipment & Services - 0.5 %
               Health Care Facilities - 0.2 %
70,000         HCA, Inc., 9.125%, 11/15/14                          $ 68,075
75,000         HCA, Inc., 9.625%, 11/15/16                            71,250
                                                                    $ 139,325
               Managed Health Care - 0.3 %
195,000        United Health Group, 4.875%, 2/15/13                 $ 186,380
               Total Health Care Equipment & Services               $ 325,705
               Pharmaceuticals & Biotechnology - 0.5 %
               Biotechnology - 0.5 %
335,000        Biogen IDEC, 6.0%, 3/1/13                            $ 330,780
               Total Pharmaceuticals & Biotechnology                $ 330,780
               Banks - 2.2 %
               Diversified Banks - 0.8 %
220,000        Barclays Plc, 6.05%, 12/4/17                         $ 204,615
210,000        Wachovia Corp., 5.75%, 6/15/17                         157,598
200,000        Wells Fargo Co., 4.375%, 1/31/13                       183,844
                                                                    $ 546,057
               Regional Banks - 1.4 %
250,000        American Express Bank FSB, 5.5%, 4/16/13             $ 228,807
55,000         Keycorp, 6.5%, 5/14/13                                 39,593
145,000        Mellon Funding Corp., 5.5%, 11/15/18                   112,060
250,000        PNC Bank NA, 6.0%, 12/7/17                             226,611
250,000        Sovereign Bancorp, 8.75%, 5/30/18                      170,887
210,000        Wachovia Bank NA, 6.0%, 11/15/17                       124,524
100,000        Wells Fargo Capital, 9.75%, 12/29/49                   97,000
                                                                    $ 999,482
               Total Banks                                          $1,545,539
               Diversified Financials - 3.9 %
               Asset Management & Custody Banks - 0.3 %
205,000        Eaton Vance Corp., 6.5%, 10/2/17                     $ 200,906
               Consumer Finance - 1.2 %
335,000        American General Finance, 6.9%, 12/15/17             $ 155,337
305,000        American Honda Finance, 6.7%, 10/1/13  (144A)          303,213
200,000        Caterpillar Finance, 7.05%, 10/1/18                    199,707
415,000   4.00 SLM Corp., Floating Rate Note, 7/25/14                 208,197
                                                                    $ 866,454
               Investment Banking & Brokerage - 0.9 %
490,000   5.79 Goldman Sachs Capital, Floating Rate Note, 12/29/49  $ 215,262
200,000        Merrill Lynch & Co., 5.45%, 2/5/13                     180,164
380,000        Morgan Stanley Dean Witter, Floating Rate Note, 4/1/1  251,481
                                                                    $ 646,907
               Diversified Financial Services - 0.3 %
125,000   8.40 Citigroup, Inc., Floating Rate Note, 4/29/49         $ 85,083
150,000        JP Morgan Chase & Co., 6.0%, 1/15/18                   136,781
                                                                    $ 221,864
               Specialized Finance - 1.2 %
320,000        CIT Group, Inc., 7.625%, 11/30/12                    $ 202,997
340,000        GATX Financial Corp., 6.0%, 2/15/18                    330,440
155,000        International Lease, 6.375%, 3/25/13                   97,884
180,000        National Rural Utilities Corp., 5.45%, 2/1/18          166,976
                                                                    $ 798,297
               Total Diversified Financials                         $2,734,428
               Insurance - 2.4 %
               Life & Health Insurance - 0.7 %
295,000        Presidential Life Corp., 7.875%, 2/15/09             $ 293,525
180,000        Prudential Financial, 5.15%, 1/15/13                   170,234
                                                                    $ 463,759
               Multi-Line Insurance - 0.3 %
275,000   7.00 Liberty Mutual Group, 7.0%, 3/15/37 (144A)           $ 193,873
65,000   10.75 Liberty Mutual Group, Floating Rate Note, 6/15/58 (14  46,800
                                                                    $ 240,673
               Property & Casualty Insurance - 1.1 %
3,000     6.15 Ambac Financial Group, Inc., Floating Rate Note, 2/15$   659
145,000        Berkshire Hathway, Inc., 5.0%, 8/15/13 (144A)          144,783
265,000        Hanover Insurance Group, 7.625%, 10/15/25              227,444
255,000        Kingsway America, Inc., 7.5%, 2/1/14                   191,888
140,000  14.00 MBIA, Inc., Floating Rate Note, 1/15/33  (144A)        81,200
100,000        Ohio Casualty Corp., 7.3%, 6/15/14                     102,116
                                                                    $ 748,090
               Reinsurance - 0.3 %
210,000        Platinum Underwriters HD, 7.5%, 6/1/17               $ 199,360
               Total Insurance                                      $1,651,882
               Real Estate - 1.5 %
               Diversified Real Estate Activities - 0.8 %
250,000        Forest City Enterprises, 6.5%, 2/1/17                $ 191,250
150,000        Forest City Enterprises, 7.625%, 6/1/15                120,000
270,000        WEA Finance LLC, 7.125%, 4/15/18                       242,731
                                                                    $ 553,981
               Retail Real Estate Investment Trusts - 0.3 %
185,000        Trustreet Properties, Inc., 7.5%, 4/1/15             $ 185,421
               Specialized Real Estate Investment Trusts - 0.4 %
260,000        Health Care, Inc., 6.0%, 11/15/13                    $ 237,822
55,000         Ventas Realty Capital Corp., 7.125%, 6/1/15 (144A)     54,588
                                                                    $ 292,410
               Total Real Estate                                    $1,031,812
               Software & Services - 0.4 %
               Data Processing & Outsourced Services - 0.4 %
370,000        First Data Corp., 9.875%, 9/24/15 (144A)             $ 290,450
               Total Software & Services                            $ 290,450
               Technology Hardware & Equipment - 0.2 %
               Electronic Equipment & Instruments - 0.2 %
135,000        Agilent Technologies, Inc., 6.5%, 11/1/17            $ 123,068
               Total Technology Hardware & Equipment                $ 123,068
               Semiconductors - 0.3 %
               Semiconductor Equipment - 0.3 %
200,000        Klac Instruments Corp., 6.9%, 5/1/18                 $ 185,960
               Total Semiconductors                                 $ 185,960
               Telecommunication Services - 0.2 %
               Integrated Telecommunication Services - 0.2 %
155,000        Embarq Corp., 7.082%, 6/1/16                         $ 125,618
10,000         Telecom Italia Capital, 4.875%, 10/1/10                 9,722
                                                                    $ 135,340
               Total Telecommunication Services                     $ 135,340
               Utilities - 4.4 %
               Electric Utilities - 2.8 %
30,000         Commonwealth Edison, 6.15%, 9/15/17                  $ 28,371
371,849        Coso Geothermal Power, 7.0%, 7/15/26 (144A)            349,538
97,519         Crocket Cogeneration, 5.869%, 3/30/25 (144A)           88,974
90,000         Entergy Gulf States, 5.7%, 6/1/15                      85,429
102,028        FPL Energy National Wind, 6.125%, 3/25/19 (144A)       100,212
148,056        FPL Energy Wind Funding, 6.876%, 6/27/17 (144A)        150,647
200,000        Israel Electric Corp., 7.25%, 1/15/19 (144A)           200,327
60,000         Neveda Power Co., 6.5%, 8/1/18                         56,567
315,000        N.Y. State Gas and Electric, 6.15%, 12/15/17 (144A)    299,578
49,941         Orcal Geothermal, 6.21%, 12/30/20 (144A)               51,860
185,000        Public Service of New Mexico, 7.95%, 5/15/18           174,623
235,000        TXU Energy Co., 10.25%, 11/1/15                        212,088
225,000        West Penn Power Co., 5.95%, 12/15/17                   208,784
                                                                    $2,006,998
               Gas Utilities - 0.3 %
255,000        Nakilat, Inc., 6.267%, 12/31/33 (144A)               $ 224,622
               Independent Power Producer & Energy Traders - 0.9 %
235,000        Intergen NV, 9.0%, 6/30/17                           $ 235,000
140,000        Kiowa Power Partners LLC, 5.737%, 3/30/21 (144A)       128,234
160,000        Panoche Energy Center, 6.885%, 7/31/29 (144A)          158,216
143,534   7.00 Tenaska Alabama, 7.0%, 6/30/21 (144A)                  129,381
                                                                    $ 650,831
               Multi-Utilities - 0.3 %
65,000         Dominion Resources, Inc., 6.4%, 6/15/18              $ 62,169
160,000        NSG Holdings LLC, 7.75%, 12/15/25 (144A)               152,000
                                                                    $ 214,169
               Total Utilities                                      $3,096,620
               TOTAL CORPORATE BONDS
               (Cost  $20,761,830)                                  $18,415,446

               U.S. GOVERNMENT AGENCY OBLIGATIONS - 51.3 %
500,000        Farmer Mac GTD, 5.125%, 4/19/17 (144A)                 512,550
250,000        Federal Home Loan Bank, 4.0%, 2/12/10                  252,397
168,212        Federal Home Loan Mortgage Corp., 4.5%, 4/1/22         163,899
869,473        Federal Home Loan Mortgage Corp., 4.5%, 5/1/35         823,859
112,127        Federal Home Loan Mortgage Corp., 5.0%, 12/1/21        111,354
564,488        Federal Home Loan Mortgage Corp., 5.0%, 12/1/35        550,750
303,000        Federal Home Loan Mortgage Corp., 5.0%, 12/14/18       284,807
432,867        Federal Home Loan Mortgage Corp., 5.0%, 6/1/23         429,477
285,835        Federal Home Loan Mortgage Corp., 5.0%, 9/1/22         283,625
250,000        Federal Home Loan Mortgage Corp., 5.25%, 4/3/12        252,181
159,119        Federal Home Loan Mortgage Corp., 5.5%, 12/1/34        158,599
84,663         Federal Home Loan Mortgage Corp., 5.5%, 3/1/37         84,281
175,557        Federal Home Loan Mortgage Corp., 5.5%, 9/1/33         175,148
47,525         Federal Home Loan Mortgage Corp., 6.0% 10/1/32         48,363
49,891         Federal Home Loan Mortgage Corp., 6.0%, 1/1/34         50,662
84,432         Federal Home Loan Mortgage Corp., 6.0%, 11/1/32        85,919
228,323        Federal Home Loan Mortgage Corp., 6.0%, 11/1/32        232,346
24,866         Federal Home Loan Mortgage Corp., 6.0%, 12/1/32        25,305
91,187         Federal Home Loan Mortgage Corp., 6.0%, 12/1/32        92,794
127,220        Federal Home Loan Mortgage Corp., 6.0%, 2/1/33         129,462
530,915        Federal Home Loan Mortgage Corp., 6.0%, 3/1/33         539,940
126,180        Federal Home Loan Mortgage Corp., 6.5% 4/1/32          130,392
32,202         Federal Home Loan Mortgage Corp., 6.5%, 1/1/29         33,357
59,881         Federal Home Loan Mortgage Corp., 6.5%, 10/1/31        61,936
22,711         Federal Home Loan Mortgage Corp., 6.5%, 2/1/32         23,491
19,203         Federal Home Loan Mortgage Corp., 6.5%, 3/1/11         19,959
6,357          Federal Home Loan Mortgage Corp., 6.5%, 3/1/32          6,569
16,836         Federal Home Loan Mortgage Corp., 6.5%, 4/1/31         17,414
42,090         Federal Home Loan Mortgage Corp., 6.5%, 7/1/32         43,495
67,376         Federal Home Loan Mortgage Corp., 7.0%, 10/1/46        70,697
9,808          Federal Home Loan Mortgage Corp., 7.0%, 2/1/31         10,321
15,689         Federal Home Loan Mortgage Corp., 7.0%, 3/1/32         16,518
1,276          Federal Home Loan Mortgage Corp., 7.0%, 4/1/30          1,343
19,030         Federal Home Loan Mortgage Corp., 7.0%, 4/1/32         20,026
1,316          Federal Home Loan Mortgage Corp., 7.0%, 7/1/31          1,383
18,007         Federal Home Loan Mortgage Corp., 7.0%, 8/1/22         18,784
53,175         Federal Home Loan Mortgage Corp., 7.0%, 9/1/22         55,470
18,044         Federal Home Loan Mortgage Corp., 7.5%, 8/1/31         19,524
608,866        Federal National Mortgage Association, 4.0%, 3/1/36    563,946
102,173        Federal National Mortgage Association, 4.0%, 7/1/18    99,170
502,788        Federal National Mortgage Association, 4.5%, 3/1/37    509,813
188,239        Federal National Mortgage Association, 4.5%, 3/1/38    178,103
162,735        Federal National Mortgage Association, 4.5%, 4/1/19    159,833
1,082,794      Federal National Mortgage Association, 4.79%, 12/1/12 1,070,076
311,116        Federal National Mortgage Association, 5.0%, 10/1/21   309,515
839,446        Federal National Mortgage Association, 5.0%, 12/1/17   843,257
77,473         Federal National Mortgage Association, 5.0%, 12/1/21   77,074
85,656         Federal National Mortgage Association, 5.0%, 12/1/35   83,598
117,010        Federal National Mortgage Association, 5.0%, 2/1/22    116,310
26,730         Federal National Mortgage Association, 5.0%, 3/1/09    26,932
1,011,885      Federal National Mortgage Association, 5.0%, 3/1/33    989,156
450,619        Federal National Mortgage Association, 5.0%, 5/1/34    440,075
135,875        Federal National Mortgage Association, 5.0%, 7/1/19    135,898
730,000        Federal National Mortgage Association, 5.24%, 8/7/18   736,812
201,010        Federal National Mortgage Association, 5.5%, 11/1/23   201,892
137,376        Federal National Mortgage Association, 5.5%, 12/1/34   137,271
578,075        Federal National Mortgage Association, 5.5%, 2/1/18    589,354
7,856          Federal National Mortgage Association, 5.5%, 2/1/33     7,840
163,049        Federal National Mortgage Association, 5.5%, 3/1/18    165,980
135,450        Federal National Mortgage Association, 5.5%, 3/1/24    136,032
229,722        Federal National Mortgage Association, 5.5%, 4/1/18    234,151
141,397        Federal National Mortgage Association, 5.5%, 6/1/23    142,017
103,415        Federal National Mortgage Association, 5.5%, 6/1/33    105,237
330,297        Federal National Mortgage Association, 5.5%, 7/1/23    331,746
489,018        Federal National Mortgage Association, 5.5%, 9/1/17    497,810
221,079        Federal National Mortgage Association, 5.5%, 9/1/33    221,117
134,650        Federal National Mortgage Association, 5.9% 7/1/28     137,664
61,302         Federal National Mortgage Association, 6.0% 6/1/33     62,382
21,531         Federal National Mortgage Association, 6.0%, 1/1/29    21,991
15,010         Federal National Mortgage Association, 6.0%, 1/1/29    15,592
26,568         Federal National Mortgage Association, 6.0%, 10/1/32   27,053
33,919         Federal National Mortgage Association, 6.0%, 11/1/32   34,538
62,283         Federal National Mortgage Association, 6.0%, 11/1/32   63,420
157,126        Federal National Mortgage Association, 6.0%, 11/1/32   159,993
52,358         Federal National Mortgage Association, 6.0%, 12/1/11   53,381
29,052         Federal National Mortgage Association, 6.0%, 12/1/31   29,600
85,484         Federal National Mortgage Association, 6.0%, 4/1/33    87,044
34,239         Federal National Mortgage Association, 6.0%, 6/1/15    35,110
99,791         Federal National Mortgage Association, 6.0%, 7/1/34    101,394
73,675         Federal National Mortgage Association, 6.0%, 9/1/29    75,157
82,413         Federal National Mortgage Association, 6.0%, 9/1/34    83,736
32,280         Federal National Mortgage Association, 6.5%, 1/1/29    33,414
38,280         Federal National Mortgage Association, 6.5%, 1/1/32    39,588
3,078          Federal National Mortgage Association, 6.5%, 10/1/31    3,183
28,384         Federal National Mortgage Association, 6.5%, 10/1/31   29,354
30,283         Federal National Mortgage Association, 6.5%, 11/1/28   31,365
18,278         Federal National Mortgage Association, 6.5%, 2/1/32    18,903
17,722         Federal National Mortgage Association, 6.5%, 3/1/32    18,330
65,424         Federal National Mortgage Association, 6.5%, 3/1/32    67,599
16,800         Federal National Mortgage Association, 6.5%, 3/1/32    17,375
63,653         Federal National Mortgage Association, 6.5%, 4/1/32    65,769
21,759         Federal National Mortgage Association, 6.5%, 7/1/21    22,508
41,895         Federal National Mortgage Association, 6.5%, 7/1/32    43,288
177,188        Federal National Mortgage Association, 6.5%, 7/1/34    182,414
37,639         Federal National Mortgage Association, 6.5%, 8/1/32    38,925
89,496         Federal National Mortgage Association, 6.5%, 8/1/32    92,472
32,376         Federal National Mortgage Association, 6.5%, 8/1/32    33,452
17,427         Federal National Mortgage Association, 6.5%, 9/1/32    18,007
1,142          Federal National Mortgage Association, 7.0%, 1/1/29     1,201
13,788         Federal National Mortgage Association, 7.0%, 1/1/32    14,493
21,719         Federal National Mortgage Association, 7.0%, 3/1/12    22,700
18,398         Federal National Mortgage Association, 7.0%, 5/1/22    19,233
6,491          Federal National Mortgage Association, 7.0%, 7/1/31     6,823
14,704         Federal National Mortgage Association, 7.0%, 8/1/19    15,472
22,411         Federal National Mortgage Association, 7.0%, 9/1/18    23,596
44,136         Federal National Mortgage Association, 7.0%, 9/1/30    46,414
8,361          Federal National Mortgage Association, 7.5%, 2/1/31     9,032
3,572          Federal National Mortgage Association, 8.0%, 1/1/31     3,870
24,620         Federal National Mortgage Association, 8.0%, 10/1/30   26,672
31,183         Federal National Mortgage Association, 8.0%, 2/1/29    33,998
4,925          Federal National Mortgage Association, 8.0%, 2/1/30     5,360
3,319          Federal National Mortgage Association, 8.0%, 2/1/30     3,612
91,552         Federal National Mortgage Association, 8.0%, 3/1/31    99,647
3,645          Federal National Mortgage Association, 8.0%, 4/1/30     3,949
7,676          Federal National Mortgage Association, 8.0%, 5/1/31     8,315
13,219         Federal National Mortgage Association, 8.0%, 7/1/30    14,320
13,901         Federal National Mortgage Association, 9.5%, 2/1/21    15,451
505,609        Government National Mortgage Association, 4.5%, 12/15  503,546
121,071        Government National Mortgage Association, 4.5%, 12/15  115,751
146,200        Government National Mortgage Association, 4.5%, 4/15/  145,512
152,039        Government National Mortgage Association, 4.5%, 6/15/  145,359
255,781        Government National Mortgage Association, 4.5%, 8/15/  244,702
254,946        Government National Mortgage Association, 4.5%, 8/15/  243,903
91,180         Government National Mortgage Association, 5.0%, 1/20/  92,150
58,876         Government National Mortgage Association, 5.0%, 10/15  59,713
131,340        Government National Mortgage Association, 5.0%, 11/20  132,942
126,031        Government National Mortgage Association, 5.0%, 2/15/  127,824
144,040        Government National Mortgage Association, 5.0%, 3/15/  141,560
119,891        Government National Mortgage Association, 5.0%, 4/15/  117,789
212,865        Government National Mortgage Association, 5.0%, 5/15/  216,227
349,222        Government National Mortgage Association, 5.0%, 6/15/  342,936
997,490        Government National Mortgage Association, 5.0%, 6/15/  979,535
249,387        Government National Mortgage Association, 5.0%, 6/15/  244,898
160,108        Government National Mortgage Association, 5.0%, 7/15/  163,085
129,259        Government National Mortgage Association, 5.0%, 7/15/  131,300
472,968        Government National Mortgage Association, 5.0%, 7/15/  480,673
349,132        Government National Mortgage Association, 5.0%, 7/15/  342,848
2,793,495      Government National Mortgage Association, 5.0%, 7/15/ 2,743,213
114,230        Government National Mortgage Association, 5.0%, 9/15/  112,316
983            Government National Mortgage Association, 5.5%, 1/15/    985
381,452        Government National Mortgage Association, 5.5%, 10/15  382,898
136,672        Government National Mortgage Association, 5.5%, 10/15  137,126
254,642        Government National Mortgage Association, 5.5%, 12/15  255,488
88,936         Government National Mortgage Association, 5.5%, 2/15/  91,419
510,239        Government National Mortgage Association, 5.5%, 2/15/  511,536
92,153         Government National Mortgage Association, 5.5%, 3/15/  92,502
182,660        Government National Mortgage Association, 5.5%, 4/15/  183,353
178,281        Government National Mortgage Association, 5.5%, 6/15/  183,325
268,953        Government National Mortgage Association, 5.5%, 6/20/  269,437
97,532         Government National Mortgage Association, 5.5%, 7/15/  99,072
225,734        Government National Mortgage Association, 5.5%, 8/15/  226,590
136,461        Government National Mortgage Association, 5.50%, 7/15  136,979
53,700         Government National Mortgage Association, 5.72%, 1/15  54,373
98,155         Government National Mortgage Association, 5.72%, 10/1  99,385
53,707         Government National Mortgage Association, 6.0%, 1/15/  54,730
193,654        Government National Mortgage Association, 6.0%, 1/15/  197,172
61,422         Government National Mortgage Association, 6.0%, 10/15  62,557
49,783         Government National Mortgage Association, 6.0%, 10/15  50,703
18,313         Government National Mortgage Association, 6.0%, 10/15  18,652
40,431         Government National Mortgage Association, 6.0%, 10/15  41,178
131,436        Government National Mortgage Association, 6.0%, 11/15  134,310
87,129         Government National Mortgage Association, 6.0%, 11/15  88,740
192,263        Government National Mortgage Association, 6.0%, 12/15  196,467
140,241        Government National Mortgage Association, 6.0%, 12/15  142,789
139,700        Government National Mortgage Association, 6.0%, 2/15/  144,350
172,218        Government National Mortgage Association, 6.0%, 3/15/  175,239
4,854          Government National Mortgage Association, 6.0%, 4/15/   5,017
99,373         Government National Mortgage Association, 6.0%, 4/15/  101,604
67,349         Government National Mortgage Association, 6.0%, 5/15/  69,612
68,914         Government National Mortgage Association, 6.0%, 6/20/  71,082
212,113        Government National Mortgage Association, 6.0%, 7/15/  217,641
22,888         Government National Mortgage Association, 6.0%, 8/15/  23,711
78,703         Government National Mortgage Association, 6.0%, 8/15/  81,419
85,954         Government National Mortgage Association, 6.0%, 8/15/  87,482
143,752        Government National Mortgage Association, 6.0%, 8/15/  146,274
73,028         Government National Mortgage Association, 6.0%, 9/15/  74,377
396,217        Government National Mortgage Association, 6.0%, 9/15/  403,167
70,872         Government National Mortgage Association, 6.5%, 1/15/  72,774
54,279         Government National Mortgage Association, 6.5%, 10/15  55,871
35,205         Government National Mortgage Association, 6.5%, 12/15  36,238
13,187         Government National Mortgage Association, 6.5%, 12/15  13,574
20,642         Government National Mortgage Association, 6.5%, 12/20  21,232
17,645         Government National Mortgage Association, 6.5%, 2/15/  18,174
8,682          Government National Mortgage Association, 6.5%, 2/15/   9,127
8,561          Government National Mortgage Association, 6.5%, 3/15/   8,822
56,651         Government National Mortgage Association, 6.5%, 4/15/  59,149
13,482         Government National Mortgage Association, 6.5%, 4/15/  14,076
15,334         Government National Mortgage Association, 6.5%, 4/15/  15,774
13,309         Government National Mortgage Association, 6.5%, 4/15/  13,692
79,669         Government National Mortgage Association, 6.5%, 5/15/  81,981
31,429         Government National Mortgage Association, 6.5%, 5/15/  32,343
24,247         Government National Mortgage Association, 6.5%, 5/15/  24,958
14,625         Government National Mortgage Association, 6.5%, 6/15/  15,270
27,617         Government National Mortgage Association, 6.5%, 6/15/  28,421
21,061         Government National Mortgage Association, 6.5%, 6/15/  21,705
8,353          Government National Mortgage Association, 6.5%, 6/15/   8,603
38,805         Government National Mortgage Association, 6.5%, 6/15/  39,943
11,033         Government National Mortgage Association, 6.5%, 6/15/  11,350
20,634         Government National Mortgage Association, 6.5%, 6/15/  21,226
10,954         Government National Mortgage Association, 6.5%, 6/15/  11,269
35,436         Government National Mortgage Association, 6.5%, 7/15/  36,476
41,664         Government National Mortgage Association, 6.5%, 7/15/  42,860
35,247         Government National Mortgage Association, 6.5%, 9/15/  36,281
14,814         Government National Mortgage Association, 6.5%, 9/20/  15,224
149,787        Government National Mortgage Association, 6.50%, 12/1  154,014
9,193          Government National Mortgage Association, 7.0%, 1/15/   9,710
11,930         Government National Mortgage Association, 7.0%, 1/15/  12,570
26,273         Government National Mortgage Association, 7.0%, 11/15  27,702
20,538         Government National Mortgage Association, 7.0%, 11/15  21,622
2,753          Government National Mortgage Association, 7.0%, 12/15   2,899
24,492         Government National Mortgage Association, 7.0%, 2/15/  25,824
7,035          Government National Mortgage Association, 7.0%, 2/15/   7,399
26,698         Government National Mortgage Association, 7.0%, 4/15/  28,150
13,385         Government National Mortgage Association, 7.0%, 4/15/  14,112
13,490         Government National Mortgage Association, 7.0%, 5/15/  14,188
59,864         Government National Mortgage Association, 7.0%, 5/15/  62,935
15,746         Government National Mortgage Association, 7.0%, 6/15/  16,591
30,509         Government National Mortgage Association, 7.0%, 7/15/  32,225
17,013         Government National Mortgage Association, 7.0%, 7/15/  17,925
6,986          Government National Mortgage Association, 7.0%, 7/15/   7,361
12,035         Government National Mortgage Association, 7.0%, 8/15/  12,657
4,795          Government National Mortgage Association, 7.0%, 9/15/   5,061
3,704          Government National Mortgage Association, 7.5%, 1/15/   3,990
2,250          Government National Mortgage Association, 7.5%, 1/15/   2,421
3,762          Government National Mortgage Association, 7.5%, 10/15   4,060
13,526         Government National Mortgage Association, 7.5%, 10/15  14,586
19,479         Government National Mortgage Association, 7.5%, 11/15  21,006
1,551          Government National Mortgage Association, 7.5%, 6/15/   1,674
965            Government National Mortgage Association, 7.5%, 8/15/   1,042
1              Government National Mortgage Association, 7.5%, 8/15/     1
3,588          Government National Mortgage Association, 7.5%, 8/20/   3,860
7,030          Government National Mortgage Association, 7.75%, 11/1   7,661
1,291          Government National Mortgage Association, 8.0%, 8/20/   1,411
66,955         Government National Mortgage Association I, 6.0%, 2/1  68,256
190,971        Government National Mortgage Association II, 5.0%, 12  193,647
554,647        Government National Mortgage Association II, 5.5%, 11  554,162
213,819        Government National Mortgage Association II, 5.5%, 7/  218,863
154,944        Government National Mortgage Association II, 5.9%, 2/  157,541
412,263        Government National Mortgage Association II, 6.0%, 10  418,427
114,299        Government National Mortgage Association II, 6.0%, 11  116,125
32,561         Government National Mortgage Association II, 6.0%, 12  33,518
80,413         Government National Mortgage Association II, 6.0%, 7/  82,770
16,158         Government National Mortgage Association II, 6.5%, 8/  16,619
7,165          Government National Mortgage Association II, 7.0%, 1/   7,489
38,095         Government National Mortgage Association II, 7.0%, 2/  39,888
21,234         Government National Mortgage Association II, 7.0%, 5/  22,289
95,000         U.S. Treasury Bonds, 3.875%, 5/15/18                   95,623
847,000        U.S. Treasury Bonds, 6.25%, 8/15/23 (b)               1,016,995
135,000        U.S. Treasury Bonds, 7.25%, 5/15/16                    167,115
256,000        U.S. Treasury Notes, 4.375%, 2/15/38 (b)               259,260
500,000        U.S. Treasury Notes, 6.375%, 8/15/27                   623,281
600,000        U.S. Treasury Strip, 0.0%, 5/15/17                     421,520
                                                                    $36,021,552
               TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS             $36,021,552
               (Cost  $35,683,994)

               FOREIGN GOVERNMENT BONDS - 0.5 %
250,000        Aid-Egypt, 4.45%, 9/15/15                            $ 256,915
90,000         Korea Development Bank, 5.3%, 1/17/13                  89,394
               TOTAL FOREIGN GOVERNMENT BONDS                       $ 346,309
               (Cost  $331,454)

               SOVEREIGN ISSUE - 1.5 %
240,000        Financing Corp, 10.35%, 8/3/18                       $ 341,151
198,058        New Valley Generation I, 7.299%, 3/15/19               223,958
250,000        Private Export Funding, 3.375%, 2/15/09                250,306
250,000        Tennessee Valley Authority, 4.75%, 8/1/13              258,189
               TOTAL SOVEREIGN ISSUE                                $1,073,604
               (Cost  $1,053,181)

               MUNICIPAL BONDS - 0.7 %
               Municipal Higher Education - 0.7 %
275,000        California State University Revenue, 5.0%, 11/1/39   $ 251,757
275,000        Conneticut State Health & Education, 5.0%, 7/1/42      262,906
               TOTAL MUNICIPAL BONDS                                $ 514,663
               (Cost  $540,230)

               SENIOR FLOATING RATE LOAN INTERESTS - 4.7 % **
               Energy - 0.1 %
               Oil & Gas Exploration & Production - 0.1 %
89,101    6.65 Calpine Corp., 1st Priority Term Loan, 3/29/09       $ 76,107
               Total Energy                                         $ 76,107
               Materials - 0.5 %
               Paper Packaging - 0.5 %
198,489   5.06 Graham Packaging Co., New Term Loan, 10/7/11         $ 177,937
197,091   5.98 Graphic Packaging International, Incremental Term Loa  176,593
                                                                    $ 354,530
               Total Materials                                      $ 354,530
               Capital Goods - 0.4 %
               Aerospace & Defense - 0.3 %
224,185   6.06 Aeroflex, Inc., Tranche B1 Term Loan, 8/15/14        $ 205,129
               Industrial Machinery - 0.1 %
57,314    6.73 Accuride Corp., Term Advance Loan, 1/31/12           $ 50,054
               Total Capital Goods                                  $ 255,183
               Commercial Services & Supplies - 0.5 %
               Environmental & Facilities Services - 0.5 %
198,492   4.81 Synagro Technologies, Inc., Term Loan, 4/2/14        $ 160,779
168,968   4.74 Waste Services, Inc., Tranche E Term Loan, 3/31/11     168,334
                                                                    $ 329,113
               Total Commercial Services & Supplies                 $ 329,113
               Transportation - 0.1 %
               Air Freight & Couriers - 0.1 %
15,083    6.76 Ceva Group Plc, Additional Pre-Funded Term Loan, 11/4$ 13,594
45,670    6.70 Ceva Group Plc, U.S. Term Loan, 11/4/13                41,160
                                                                    $ 54,754
               Total Transportation                                 $ 54,754
               Automobiles & Components - 0.2 %
               Tires & Rubber - 0.2 %
205,000   4.54 Goodyear Tire & Rubber Co., 2nd Lien Term Loan, 4/30/$ 174,455
               Total Automobiles & Components                       $ 174,455
               Consumer Durables & Apparel - 0.1 %
               Housewares & Specialties - 0.1 %
59,250    6.26 Jarden Corp., B3 Term Loan, 1/24/12                  $ 53,695
               Total Consumer Durables & Apparel                    $ 53,695
               Consumer Services - 0.3 %
               Casinos & Gaming - 0.3 %
50,000    2.00 Fontaineblue Las Vegas, Delayed Draw Term Loan, 5/17/$ 30,375
100,000   6.07 Fontaineblue Las Vegas, Initial Term Loan, 5/17/14     60,750
31,673    5.28 Gateway Casinos & Entertainment, Delayed Draw Term Lo  22,910
157,573   5.28 Gateway Casinos & Entertainment, Term Advance Loan, 7  113,978
                                                                    $ 228,013
               Total Consumer Services                              $ 228,013
               Media - 0.3 %
               Broadcasting - 0.3 %
63,719    5.04 Knology, Inc., Term Loan, 4/30/12                    $ 57,029
200,000   5.05 Univision Communication, Inc., Initial Term Loan, 9/2  129,700
                                                                    $ 186,729
               Total Media                                          $ 186,729
               Retailing - 0.1 %
               Internet Retail - 0.1 %
90,000    6.64 Ticketmaster, Term B Loan, 7/22/14                   $ 85,500
               Total Retailing                                      $ 85,500
               Health Care Equipment & Services - 0.7 %
               Health Care Facilities - 0.3 %
106,551   4.98 CHS/Community Health Systems, Inc., Funded Term Loan,$ 93,765
5,449     1.00 CHS/Community Health Systems, Inc., Delayed Draw Term   4,795
98,250    6.01 HCA, Inc., Tranche B Term Loan, 11/7/13                86,399
74,631    4.22 Psychiatric Solutions, Inc., Term Loan, 7/1/12         67,528
                                                                    $ 252,487
               Health Care Services - 0.2 %
196,125   6.01 Catalent Pharma Solutions, Dollar Term Loan, 4/10/14 $ 157,390
               Health Care Supplies - 0.2 %
24,000    4.71 Bausch & Lomb, Delayed Draw Term Loan, 4/24/15       $ 22,340
95,520    7.01 Bausch & Lomb, Parent Term Loan, 4/24/15               88,913
                                                                    $ 111,253
               Total Health Care Equipment & Services               $ 521,130
               Pharmaceuticals & Biotechnology - 0.3 %
               Life Sciences Tools & Services - 0.1 %
80,000    0.00 Invitrogen Corp., Term B Loan, 6/11/16               $ 78,283
               Pharmaceuticals - 0.2 %
163,490   6.31 Talecris Biotherapeutics Holdings, 1st Lien Term Loan$ 156,133
               Total Pharmaceuticals & Biotechnology                $ 234,416
               Diversified Financials - 0.2 %
               Other Diversified Financial Services - 0.2 %
149,250   4.55 Metavante Corp., Term Loan, 11/1/14                  $ 138,429
               Total Diversified Financials                         $ 138,429
               Technology Hardware & Equipment - 0.2 %
               Computer Storage & Peripherals - 0.2 %
149,242   4.55 Sungard Data Systems, Inc., New U.S. Term Loan, 2/12/$ 130,261
               Total Technology Hardware & Equipment                $ 130,261
               Semiconductors - 0.3 %
               Semiconductor Equipment - 0.3 %
55,385    5.04 Flextronics Semiconductor, A1A Delayed Draw Term Loan$ 47,423
192,740   5.04 Flextronics Semiconductor, Closing Date Loan, 10/1/14  165,034
                                                                    $ 212,457
               Total Semiconductors                                 $ 212,457
               Telecommunication Services - 0.2 %
               Integrated Telecommunication Services - 0.2 %
120,082   5.79 Telesat Canada, U.S. Term I Loan, 10/24/14           $ 107,953
10,305    5.71 Telesat Canada, U.S. Term II Loan, 10/24/14             9,264
                                                                    $ 117,217
               Total Telecommunication Services                     $ 117,217
               Utilities - 0.2 %
               Electric Utilities - 0.2 %
148,875   6.22 Texas Competitive Electric Holdings,
                    Initial Tranche B2 Loan, 10/10/14               $ 126,359
               Total Utilities                                      $ 126,359
               TOTAL SENIOR FLOATING RATE LOAN INTERESTS            $3,278,348
               (Cost  $3,532,606)

               TEMPORARY CASH INVESTMENTS - 4.0 %
               Repurchase Agreement - 1.5 %
1,060,000      Barclays Plc, 2.25%, dated 9/30/08, repurchase price
               of $1,060,000 plus accrued interest on 10/1/08 collateralized by the following:

               $1,297,108 Federal National Mortgage Association,
                    5.0%, 3/1/21 - 2/1/36
               $157,513 Freddie Mac Giant, 5.0%, 8/1/36             $1,060,000

               Security Lending Collateral - 2.5 % (d)
               Certificates of Deposit:
29,996         Citibank, 2.73%, 10/30/08                            $ 29,996
29,996         Abbey National Plc, 3.15%, 8/13/09                     29,996
30,010         Banco Santander NY, 3.09%, 12/22/08                    30,010
29,989         Bank of Nova Scotia, 3.18%, 5/5/09                     29,989
10,795         Bank of Scotland NY, 2.89%, 11/4/08                    10,795
47,901         Bank of Scotland NY, 3.03%, 6/5/09                     47,901
53,992         Barclays Bank, 3.18%, 5/27/09                          53,992
59,992         BNP Paribas NY,  2.72% 11/3/08                         59,992
5,991          Calyon NY, 2.69%, 1/16/09                              5,991
3,534          Calyon NY, 2.69%, 1/16/09                              3,534
53,992         DNB NOR Bank ASA NY, 2.9%, 6/8/09                      53,992
54,952         Intesa SanPaolo S.p.A., 2.72%, 5/22/09                 54,952
3,470          NORDEA NY, 2.72%, 4/9/09                               3,470
2,878          NORDEA NY, 2.73%, 12/1/08                              2,878
44,994         Royal Bank of Canada NY, 3.0%, 8/7/09                  44,994
29,996         Bank of Scotland NY, 3.06%, 3/5/09                     29,996
18,001         Bank of Scotland NY, 2.96%, 11/3/08                    18,001
59,992         Societe Generale, 3.28%, 9/4/09                        59,992
5,990          Skandinavian Enskilda Bank NY, 3.06%, 2/13/09          5,990
53,992         Svenska Bank NY, 2.7%, 7/8/09                          53,992
17,997         Toronto Dominion Bank NY, 2.75%, 11/5/08               17,997
29,996         Wachovia Corp., 2.79%, 10/30/08                        29,996
5,996          Wachovia Corp., 2.85%, 10/28/08                        5,996
                                                                    $684,443
               Commercial Paper:
58,912         American Honda Finance Corp., 2.92%, 7/14/09         $ 58,912
59,838         ANZ Bank, 2.64%, 11/5/08                               59,838
59,992         Commonwealth Bank Australia, 3.02%, 7/16/09            59,992
5,980          Dexdel, 2.7%, 11/10/08                                 5,980
59,704         JP Morgan Chase & Co., 1.42%, 12/3/08                  59,704
5,984          Met Life, Inc., 2.7%, 11/3/08                          5,984
17,996         John Deere Capital Corp., 2.82%, 12/12/08              17,996
59,992         HSBC USA, Inc., 3.2%, 8/14/09                          59,992
59,992         Monumental Global Funding, Ltd., 3.2%, 8/17/09         59,992
53,992         New York Life Global, 2.98%, 9/4/09                    53,992
5,712          Bank Bovespa NY, 2.79%, 3/12/09                        5,712
26,993         General Electric Capital Corp., 4.24%, 1/5/09          26,993
29,989         General Electric Capital Corp., 2.82%, 3/16/09         29,989
29,996         CME Group, Inc., 3.0%, 8/6/09                          29,996
11,095         IBM, 3.18%, 2/13/09                                    11,095
29,996         IBM, 3.18%, 6/26/09                                    29,996
53,992         Met Life Global Funding, 3.19%, 6/12/09                53,992
29,981         Macquarie Bank, Ltd., 2.55%, 10/8/08                   29,981
29,981         Macquarie Bank, Ltd., 2.55%, 10/8/08                   29,981
59,992         U.S. Bank, 2.912%, 8/24/09                             59,992
50,993         Westpac Banking Corp., 3.74%, 6/1/09                   50,993
                                                                    $801,100
               Tri-party Repurchase Agreements:
119,983        ABN Amro, 1.85%, 10/1/08                             $119,983
67,161         Barclays Capital Markets, 2.11%, 9/2/08                67,161
49,959         Deutsche Bank, 2.0%, 10/1/08                           49,959
                                                                    $237,102
               Other:
6,649          ABS CFAT 2008-A A1, 3.005%, 4/27/09                  $ 6,649
               Total Securities Lending Collateral                  $1,729,294
               TOTAL TEMPORARY CASH INVESTMENTS                     $2,789,294
               (Cost  $2,789,294)
               TOTAL INVESTMENT IN SECURITIES - 101.9 %           $71,534,337
               (Cost  $74,411,855)(a)
               OTHER ASSETS AND LIABILITIES - (1.9) %             $(1,365,742)
               TOTAL NET ASSETS - 100.0 %                         $70,168,595

  (144A)       Security is exempt from registration under Rule 144A of the
              Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At September 30, 2008, the value of these securities
               amounted to $5,608,357 or 8.0% of total net assets.

      ** Senior floating rate loan interests in which the Portfolio invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank
               Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

     (a) At September 30, 2008, the net unrealized loss on investments based on cost for federal income tax purposes of $74,651,308 was as follows:

               Aggregate gross unrealized gain for all investments in which
               there is an excess of value over tax cost              $714,622

               Aggregate gross unrealized loss for all investments in which
               there is an excess of tax cost over value            (3,831,593)

               Net unrealized loss                                 $(3,116,971)

     (b)       At September 30, 2008, the following securities were out on loan:

Principal
Amount ($)                          Description                        Value
       200,000 C10 Capital SPV, Ltd., Floating Rate Note, 12/31/49  $188,457
       212,000 Sally Holdings, 9.25%, 11/15/14 (144A)                207,218
       250,000 U.S. Treasury Notes, 4.375%, 2/15/38                  254,383
       835,000 U.S. Treasury Bonds, 6.25%, 8/15/23                  1,009,472
               Total                                               $1,659,530

    (c)        Debt obligation with a variable interest rate.
               Rate shown is rate at period end.

     (d)       Security lending collateral is managed by Credit Suisse.

               FAS 157 Footnote Disclosures
               Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
               Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
               Level 1 - quoted prices in active markets for identical securities
               Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
               Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

               The following is a summary of the inputs used as of September
                   30, 2008, in valuing the Fund's assets:

Valuation Inputs                                     Investments
                                                     in Securities
Level 1 - Quoted Prices                              $2,583,794
Level 2 - Other Significant Observable Inputs        68,950,543
Level 3 - Significant Unobservable Inputs		0
Total                                                $71,534,337


                Pioneer Cullen Value VCT Portfolio
           Schedule of Investments  9/30/08 (unaudited)

Shares                                                       Value
         COMMON STOCKS - 90.5 %
         Energy - 7.7 %
         Integrated Oil & Gas - 1.3 %
  7,450  Gazprom (A.D.R.) *                              $   230,578
         Oil & Gas Drilling - 2.8 %
  8,900  ENSCO International, Inc.                       $   512,907
         Oil & Gas Exploration & Production - 3.6 %
  7,100  Devon Energy Corp.                              $   647,520
         Total Energy                                    $ 1,391,005
         Materials - 4.0 %
         Construction Materials - 1.2 %
 12,125  Cemex SA (A.D.R.) *  (b)                        $   208,793
         Diversified Metals & Mining - 1.9 %
 20,310  Anglo American Plc                              $   339,786
         Forest Products - 0.9 %
  2,850  Weyerhaeuser Co.                                $   172,653
         Total Materials                                 $   721,232
         Capital Goods - 11.9 %
         Aerospace & Defense - 5.9 %
  9,650  Raytheon Co.                                    $   516,372
  9,100  United Technologies Corp.                           546,546
                                                         $ 1,062,918
         Industrial Conglomerates - 3.1 %
  8,000  3M Co.                                          $   546,480
         Industrial Machinery - 2.9 %
  9,450  ITT Corp.                                       $   525,515
         Total Capital Goods                             $ 2,134,913
         Transportation - 4.4 %
         Air Freight & Couriers - 2.1 %
  4,750  FedEx Corp.                                     $   375,440
         Railroads - 2.3 %
  5,350  Canadian National Railway Co.                   $   255,891
  3,050  Canadian Pacific Railway, Ltd.                      164,273
                                                         $   420,164
         Total Transportation                            $   795,604
         Automobiles & Components - 1.8 %
         Auto Parts & Equipment - 1.8 %
  9,750  BorgWarner, Inc.                                $   319,508
         Total Automobiles & Components                  $   319,508
         Media - 3.4 %
         Movies & Entertainment - 3.4 %
 19,800  The Walt Disney Co.                             $   607,662
         Total Media                                     $   607,662
         Retailing - 0.9 %
         Home Improvement Retail - 0.9 %
  6,000  Home Depot, Inc.                                $   155,340
         Total Retailing                                 $   155,340
         Food, Beverage & Tobacco - 18.8 %
         Agricultural Products - 2.7 %
  4,500  Archer Daniels Midland Co.                      $    98,595
  6,100  Bunge, Ltd. (b)                                     385,398
                                                         $   483,993
         Distillers & Vintners - 2.2 %
  5,900  Diageo Plc (A.D.R.)                             $   406,274
         Packaged Foods & Meats - 13.9 %
  8,150  General Mills, Inc.                             $   560,068
 18,350  Kraft Foods, Inc.                                   600,963
 13,375  Nestle SA (A.D.R.)                                  573,453
 27,200  Unilever NV                                         765,952
                                                         $ 2,500,436
         Total Food, Beverage & Tobacco                  $ 3,390,703
         Household & Personal Products - 3.2 %
         Household Products - 3.2 %
  8,800  Kimberly-Clark Corp.                            $   570,592
         Total Household & Personal Products             $   570,592
         Pharmaceuticals & Biotechnology - 9.0 %
         Pharmaceuticals - 9.0 %
 11,950  Eli Lilly & Co.                                 $   526,159
  9,500  GlaxoSmithKline                                     412,870
  9,700  Johnson & Johnson                                   672,016
                                                         $ 1,611,045
         Total Pharmaceuticals & Biotechnology           $ 1,611,045
         Diversified Financials - 7.5 %
         Investment Banking & Brokerage - 1.6 %
 11,100  Merrill Lynch & Co., Inc. (b)                   $   280,830
         Diversified Financial Services - 5.9 %
 13,300  Bank of America Corp.                           $   465,500
 12,850  J.P. Morgan Chase & Co.                             600,095
                                                         $ 1,065,595
         Total Diversified Financials                    $ 1,346,425
         Insurance - 5.5 %
         Life & Health Insurance - 2.7 %
  8,450  MetLife, Inc.                                   $   473,200
         Property & Casualty Insurance - 2.8 %
  9,250  Chubb Corp.                                     $   507,825
         Total Insurance                                 $   981,025
         Software & Services - 3.1 %
         Systems Software - 3.1 %
 27,050  Oracle Corp. *                                  $   549,386
         Total Software & Services                       $   549,386
         Technology Hardware & Equipment - 5.5 %
         Communications Equipment - 1.6 %
 15,850  Nokia Corp. (A.D.R.)                            $   295,603
         Computer Hardware - 3.1 %
 11,950  Hewlett-Packard Co.                             $   552,568
         Technology Distributors - 0.8 %
  5,100  Arrow Electronics, Inc. *                       $   133,722
         Total Technology Hardware & Equipment           $   981,893
         Telecommunication Services - 4.0 %
         Integrated Telecommunication Services - 4.0 %
 11,350  AT&T Corp.                                      $   316,892
 12,500  Verizon Communications, Inc.                        401,125
                                                         $   718,017
         Total Telecommunication Services                $   718,017
         TOTAL COMMON STOCKS
         (Cost  $17,169,305)                             $ 16,274,350

Principal
Amount
         TEMPORARY CASH INVESTMENTS - 13.6 %
         Repurchase Agreement - 9.1 %
1,645,000Barclays Plc, 2.25%, dated 9/30/08, repurchase price of $5,980,000 plus accrued interest on 10/1/08 collateralized by the following:

         $2,012,965 Federal National Mortgage Association, 5.0%, 3/1/21 - 2/1/36
         $244,443 Freddi Mac Giant, 5.0%, 8/1/36         $ 1,645,000

         Securities Lending Collateral  - 4.5% (c)
         Certificates of Deposit:
13,998   Citibank, 2.73%, 10/30/08                       $   13,998
13,998   Abbey National Plc, 3.15%, 8/13/09                  13,998
14,005   Banco Santander NY, 3.09%, 12/22/08                 14,005
13,995   Bank of Nova Scotia, 3.18%, 5/5/09                  13,995
 5,038   Bank of Scotland NY, 2.89%, 11/4/08                  5,038
22,354   Bank of Scotland NY, 3.03%, 6/5/09                  22,354
25,196   Barclays Bank, 3.18%, 5/27/09                       25,196
27,996   BNP Paribas NY,  2.72% 11/3/08                      27,996
 2,796   Calyon NY, 2.69%, 1/16/09                            2,796
 1,649   Calyon NY, 2.69%, 1/16/09                            1,649
25,196   DNB NOR Bank ASA NY, 2.9%, 6/8/09                   25,196
25,644   Intesa SanPaolo S.p.A., 2.72%, 5/22/09              25,644
 1,619   NORDEA NY, 2.72%, 4/9/09                             1,619
 1,343   NORDEA NY, 2.73%, 12/1/08                            1,343
20,997   Royal Bank of Canada NY, 3.0%, 8/7/09               20,997
13,998   Bank of Scotland NY, 3.06%, 3/5/09                  13,998
 8,400   Bank of Scotland NY, 2.96%, 11/3/08                  8,400
27,996   Societe Generale, 3.28%, 9/4/09                     27,996
 2,796   Skandinavian Enskilda Bank NY, 3.06%, 2/13/09        2,796
25,196   Svenska Bank NY, 2.7%, 7/8/09                       25,196
 8,399   Toronto Dominion Bank NY, 2.75%, 11/5/08             8,399
13,998   Wachovia Corp., 2.79%, 10/30/08                     13,998
 2,798   Wachovia Corp., 2.85%, 10/28/08                      2,798
                                                         $  319,405
         Commercial Paper:
27,492   American Honda Finance Corp., 2.92%, 7/14/09    $   27,492
27,924   ANZ Bank, 2.64%, 11/5/08                            27,924
27,996   Commonwealth Bank Australia, 3.02%, 7/16/09         27,996
 2,791   Dexdel, 2.7%, 11/10/08                               2,791
27,862   JP Morgan Chase & Co., 1.42%, 12/3/08               27,862
 2,792   Met Life, Inc., 2.7%, 11/3/08                        2,792
 8,398   John Deere Capital Corp., 2.82%, 12/12/08            8,398
27,996   HSBC USA, Inc., 3.2%, 8/14/09                       27,996
27,996   Monumental Global Funding, Ltd., 3.2%, 8/17/09      27,996
25,196   New York Life Global, 2.98%, 9/4/09                 25,196
 2,665   Bank Bovespa NY, 2.79%, 3/12/09                      2,665
12,597   General Electric Capital Corp., 4.24%, 1/5/09       12,597
13,995   General Electric Capital Corp., 2.82%, 3/16/09      13,995
13,998   CME Group, Inc., 3.0%, 8/6/09                       13,998
 5,178   IBM, 3.18%, 2/13/09                                  5,178
13,998   IBM, 3.18%, 6/26/09                                 13,998
25,196   Met Life Global Funding, 3.19%, 6/12/09             25,196
13,991   Macquarie Bank, Ltd., 2.55%, 10/8/08                13,991
13,991   Macquarie Bank, Ltd., 2.55%, 10/8/08                13,991
27,996   U.S. Bank, 2.912%, 8/24/09                          27,996
23,797   Westpac Banking Corp., 3.74%, 6/1/09                23,797
                                                         $  373,845
         Tri-party Repurchase Agreements:
55,992   ABN Amro, 1.85%, 10/1/08                        $   55,992
31,341   Barclays Capital Markets, 2.11%, 9/2/08             31,341
23,314   Deutsche Bank, 2.0%, 10/1/08                        23,314
                                                         $  110,647
         Other:
 3,103   ABS CFAT 2008-A A1, 3.005%, 4/27/09             $    3,103
         Total Securities Lending Collateral             $  807,000

         TOTAL TEMPORARY CASH INVESTMENTS
         (Cost  $2,452,000)                              $ 2,452,000
         TOTAL INVESTMENT IN SECURITIES - 104.1%
         (Cost  $19,621,305)(a)                          $ 18,726,350
         OTHER ASSETS AND LIABILITIES - (4.1)%           $ (738,241)
         TOTAL NET ASSETS - 100.0%                       $ 17,988,109

     *   Non-income producing security.

(A.D.R.) American Depositary Receipt.

   (a) At September 30, 2008, the net unrealized loss on investments based on cost for federal income tax purposes of $19,623,499 was as follows:

         Aggregate gross unrealized gain for all investments in which
         there is an excess of value over tax cost       $ 2,203,771

         Aggregate gross unrealized loss for all investments in which
         there is an excess of tax cost over value         (3,100,920)

         Net unrealized loss                             $ (897,149)

   (b)   At September 30, 2008, the following securities were out on loan:

Shares                     Description                        Value
 6,000   Bunge, Ltd.                                     $  379,080
 5,000   Cemex SA (A.D.R.) *                                 86,100
10,000   Merrill Lynch & Co., Inc.                          253,000
         Total                                           $  718,180

   (c)   Securities lending collateral is managed by Credit Suisse.


         FAS 157 Footnote Disclosures
         Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
         Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
         Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
         Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

         The following is a summary of the inputs used as of September
             30, 2008, in valuing the Fund's assets:

Valuation Inputs                             Investments  Other Financial
                                            in Securities  Instruments
Level 1 - Quoted Prices                      $16,274,350	0
Level 2 - Other Significant Observable Inputs  2,452,000	0
Level 3 - Significant Unobservable Inputs	0		0
Total                                        $18,726,350	0



           Pioneer Emerging Markets VCT Portfolio
           Schedule of Investments  9/30/2008 (unaudited)

Shares                                                          Value

           PREFERRED STOCKS - 2.5 %
           Media - 1.4 %
           Broadcasting - 1.4 %
143,780    Net Servicos de Comunicacao SA *                  $ 1,248,619
           Total Media                                       $ 1,248,619
           Banks - 1.1 %
           Diversified Banks - 1.1 %
54,475     Banco Itau Holding Financeira                     $   901,501
           Total Banks                                       $   901,501
           TOTAL PREFERRED STOCKS                            $ 2,150,120
           (Cost  $2,541,640)

           COMMON STOCKS - 93.9 %
           Energy - 21.4 %
           Coal & Consumable Fuels - 3.1 %
2,476,300  Bumi Resources Tbk Pt                             $   819,400
339,200    Indo Tambangraya Megah Pt                             785,719
920,000    Yanzhou Coal Mining *                                 961,187
                                                             $ 2,566,306
           Integrated Oil & Gas - 13.0 %
1,251,500  China Petroleum & Chemical                        $   993,314
97,900     Gazprom (A.D.R.) *                                  3,030,005
21,400     Lukoil Holding (A.D.R.)                             1,258,320
119,400    Petrobras Brasileiro (A.D.R.) *                     4,467,948
27,200     Sasol, Ltd. (A.D.R.)                                1,155,728
                                                             $10,905,315
           Oil & Gas Equipment & Services - 2.2 %
23,300     Tenaris SA (A.D.R.) *                             $   868,857
38,900     TMK (G.D.R.) (144A) *                                 973,537
                                                             $ 1,842,394
           Oil & Gas Exploration & Production - 1.5 %
1,070,200  CNOOC, Ltd.                                       $ 1,228,016
           Oil & Gas Refining & Marketing - 1.6 %
16,500     Reliance Industries, Ltd. (G.D.R.) (144A) * (b)   $ 1,367,289
           Total Energy                                      $17,909,320
           Materials - 16.7 %
           Construction Materials - 2.1 %
221,403    Pretoria Portland Cement Co.                      $   844,053
1,466,600  PT Indocement Tunggal Prakarsa Tbk                    924,106
                                                             $ 1,768,159
           Diversified Metals & Mining - 5.7 %
166,780    Companhia Vale do Rio Doce (A.D.R.)               $ 2,952,006
18,800     Freeport-McMoRan Copper & Gold, Inc. (Class B)      1,068,780
59,200     New World Resources BV                                747,196
                                                             $ 4,767,982
           Fertilizers & Agricultural Chemicals - 2.2 %
61,300     Israel Chemicals, Ltd.                            $   929,589
172,400    Uralkali-Cls *                                        930,409
                                                             $ 1,859,998
           Gold - 1.9 %
166,800    IAMGOLD Corp.                                     $   937,416
1,307,375  Zijin Mining Group Co., Ltd.                          663,203
                                                             $ 1,600,619
           Precious Metals & Minerals - 3.4 %
7,300      Anglo American Platinum Corp., Ltd.               $   659,982
64,800     Compania de Minas Buenaventura SAA (A.D.R.) *       1,521,504
32,800     Impala Platinum Holdings, Ltd.                        664,361
                                                             $ 2,845,847
           Steel - 1.4 %
11,200     Evraz Group SA (G.D.R.) *                         $   433,996
32,800     Kumba Iron Ore, Ltd.                                  758,550
                                                             $ 1,192,546
           Total Materials                                   $14,035,151
           Capital Goods - 15.3 %
           Aerospace & Defense - 1.2 %
18,100     Elbit Systems, Ltd.                               $   979,645
           Construction & Engineering - 7.4 %
131,982    Aveng, Ltd.                                       $ 1,003,597
878,200    China Communications Construction Co., Ltd.           760,402
1,425,000  China Railway Group, Ltd. * (b)                       859,138
849,000    China Railways Construction Corp. *                 1,124,283
192,217    Empressa ICA Sociedad Controladora SA de C.V. *       559,943
17,500     Larsen & Toubro, Ltd.                                 926,210
17,500     Orascom Construction Industry                       1,011,005
                                                             $ 6,244,578
           Construction & Farm Machinery & Heavy Trucks - 3.1 %
33,030     Daewoo Heavy Industries & Machinery, Ltd. *       $   834,660
4,030      Hyundai Heavy Industries *                            935,952
31,800     Samsung Heavy Industries Co., Ltd. *                  850,193
                                                             $ 2,620,805
           Heavy Electrical Equipment - 1.0 %
23,600     Bharat Heavy Electricals, Ltd.                    $   812,282
           Industrial Conglomerates - 2.6 %
233,400    Keppel Corp.                                      $ 1,296,260
74,000     Murray & Roberts Holdings                             901,261
                                                             $ 2,197,521
           Total Capital Goods                               $12,854,831
           Transportation - 2.1 %
           Marine - 1.3 %
809,400    China Shipping Development Co., Ltd. *            $ 1,069,307
           Railroads - 0.8 %
97,700     All America Latina Logistica *                    $   670,855
           Total Transportation                              $ 1,740,162
           Automobiles & Components - 0.9 %
           Automobile Manufacturers - 0.9 %
440,800    PT Astra International                            $   789,520
           Total Automobiles & Components                    $   789,520
           Consumer Durables & Apparel - 2.8 %
           Apparel, Accessories & Luxury Goods - 0.8 %
1,212,400  Anta Sports Products, Ltd. *                      $   700,848
           Homebuilding - 1.0 %
78,840     Cyrela Brazil Realty SA *                         $   795,255
           Housewares & Specialties - 1.0 %
34,190     Woongjin Coway Co., Ltd. *                        $   863,105
           Total Consumer Durables & Apparel                 $ 2,359,208
           Consumer Services - 0.8 %
           Hotels, Resorts & Cruise Lines - 0.8 %
465,920    Indian Hotels Co., Ltd.                           $   672,827
           Total Consumer Services                           $   672,827
           Media - 2.1 %
           Advertising - 1.1 %
32,700     Focus Media Holding, Ltd. * (b)                   $   932,277
           Movies & Entertainment - 1.0 %
54,900     CTC Media, Inc. *                                 $   823,500
           Total Media                                       $ 1,755,777
           Retailing - 3.0 %
           Department Stores - 3.0 %
83,900     Lojas Renner SA *                                 $   978,088
1,395,100  New World Department Store China *                    765,156
685,900    Parkson Retail Group, Ltd. (b)                        766,340
                                                             $ 2,509,584
           Total Retailing                                   $ 2,509,584
           Food & Drug Retailing - 0.9 %
           Food Retail - 0.9 %
36,400     X-5 Retail Group NV (G.D.R.) *                    $   788,150
           Total Food & Drug Retailing                       $   788,150
           Food, Beverage & Tobacco - 1.1 %
           Packaged Foods & Meats - 1.1 %
12,800     Wimm-Bill-Dann * (b)                              $   908,800
           Total Food, Beverage & Tobacco                    $   908,800
           Household & Personal Products - 2.1 %
           Household Products - 1.1 %
5,300      LG Household & Health Care, Ltd. *                $   894,633
           Personal Products - 1.0 %
18,400     Oriflame Cosmetics SA SDR                         $   854,058
           Total Household & Personal Products               $ 1,748,691
           Banks - 9.6 %
           Diversified Banks - 9.6 %
60,896     Banco Bradesco SA                                 $   980,426
74,000     Banco do Brasil SA                                    870,062
370,600    Bumiputra-Commerce Holdings Bhd                       832,230
1,473,300  China Construction Bank (b)                           977,839
2,090,745  Chinatrust Financial Holding Co., Ltd.              1,120,522
14,205     Hana Financial Holdings *                             335,748
1,742,000  Industrial and Commerical Bank of China             1,037,590
502,800    Sberbank RF *                                         889,423
9,662      Uniao de Bancos Brasileiros SA (Unibanco) (G.D.R.)    975,089
                                                             $ 8,018,929
           Total Banks                                       $ 8,018,929
           Diversified Financials - 2.0 %
           Investment Banking & Brokerage - 0.8 %
112,900    EFG-Hermes Holding SAE *                          $   701,042
           Other Diversified Financial Services - 1.2 %
316,600    African Bank Investments, Ltd.                    $   975,127
           Total Diversified Financials                      $ 1,676,169
           Insurance - 2.7 %
           Life & Health Insurance - 2.7 %
78,325     Cathay Financial Holding Co., Ltd. (G.D.R.) (144A)$ 1,046,814
22,300     China Life Insurance Co. (A.D.R.) * (b)             1,240,326
                                                             $ 2,287,140
           Total Insurance                                   $ 2,287,140
           Real Estate - 0.5 %
           Diversified Real Estate Activities - 0.5 %
1,116,630  Ayala Land, Inc.                                  $   222,346
129,900    Sistema Hals (G.D.R.) (144A) *                        129,900
                                                             $   352,246
           Total Real Estate                                 $   352,246
           Technology Hardware & Equipment - 1.0 %
           Electronic Manufacturing Services - 1.0 %
247,234    Hon Hai Precision Industry                        $   877,478
           Total Technology Hardware & Equipment             $   877,478
           Semiconductors - 2.0 %
           Semiconductors - 2.0 %
180,241    Taiwan Semiconductor Manufacturing Co. (A.D.R.) (b$ 1,688,858
           Total Semiconductors                              $ 1,688,858
           Telecommunication Services - 6.9 %
           Integrated Telecommunication Services - 1.0 %
42,200     Vimpel-Communications (A.D.R.)                    $   856,660
           Wireless Telecommunication Services - 5.9 %
46,100     America Movil (A.D.R.) *                          $ 2,137,196
15,300     Mobile Telesystems (A.D.R.) *                         856,953
67,800     MTN Group, Ltd.                                       957,479
17,100     Philippine Long Distance Telephone Co.                964,174
                                                             $ 4,915,802
           Total Telecommunication Services                  $ 5,772,462
           TOTAL COMMON STOCKS                               $78,745,303
           (Cost  $94,439,031)
Principal
Amount ($)
           TEMPORARY CASH INVESTMENTS - 8.2 %
           Repurchase Agreement - 2.9 %
1,205,000  Barclays Plc, 2.25%, dated 9/30/08, repurchase price of $1,205,000 plus accrued interest on 10/1/08 collateralized by the following:

           $1,474,542 Federal National Mortgage Association,
                5.0%, 3/1/21 - 2/1/36
           $179,060 Freddie Mac Giant, 5.0%, 8/1/36          $ 1,205,000

1,205,000  Deutsche Bank, 2.25%, dated 9/30/08, repurchase price of $1,205,000 plus accrued interest on 10/1/08 collateralized by the following:

           $535,191 Freddie Mac Giant, 5.0-7.5%, 10/1/18-9/1/38
           $21,019 Federal Home Loan Mortgage Corp., 6.591%, 2/1/37 $64,624 Federal National Mortgage Association (ARM),
                4.574-5.502%, 10/1/15-5/1/36
           $1,137,668 Federal National Mortgage Association,
                5.0-7.0%, 5/1/20-9/1/47                        1,205,000
                                                             $ 2,410,000

           Securities Lending Collateral  - 5.3 % (c)
           Certificates of Deposit:
77,695     Citibank, 2.73%, 10/30/08                         $    77,695
77,695     Abbey National Plc, 3.15%, 8/13/09                     77,695
77,732     Banco Santander NY, 3.09%, 12/22/08                    77,732
77,677     Bank of Nova Scotia, 3.18%, 5/5/09                     77,677
27,962     Bank of Scotland NY, 2.89%, 11/4/08                    27,962
124,074    Bank of Scotland NY, 3.03%, 6/5/09                    124,074
139,851    Barclays Bank, 3.18%, 5/27/09                         139,851
155,390    BNP Paribas NY,  2.72% 11/3/08                        155,390
15,518     Calyon NY, 2.69%, 1/16/09                              15,518
9,154      Calyon NY, 2.69%, 1/16/09                               9,154
139,851    DNB NOR Bank ASA NY, 2.9%, 6/8/09                     139,851
142,338    Intesa SanPaolo S.p.A., 2.72%, 5/22/09                142,338
8,989      NORDEA NY, 2.72%, 4/9/09                                8,989
7,454      NORDEA NY, 2.73%, 12/1/08                               7,454
116,543    Royal Bank of Canada NY, 3.0%, 8/7/09                 116,543
77,695     Bank of Scotland NY, 3.06%, 3/5/09                     77,695
46,626     Bank of Scotland NY, 2.96%, 11/3/08                    46,626
155,390    Societe Generale, 3.28%, 9/4/09                       155,390
15,516     Skandinavian Enskilda Bank NY, 3.06%, 2/13/09          15,516
139,851    Svenska Bank NY, 2.7%, 7/8/09                         139,851
46,617     Toronto Dominion Bank NY, 2.75%, 11/5/08               46,617
77,695     Wachovia Corp., 2.79%, 10/30/08                        77,695
15,531     Wachovia Corp., 2.85%, 10/28/08                        15,531
                                                             $ 1,772,845
           Commercial Paper:
152,593    American Honda Finance Corp., 2.92%, 7/14/09      $   152,593
154,993    ANZ Bank, 2.64%, 11/5/08                              154,993
155,390    Commonwealth Bank Australia, 3.02%, 7/16/09           155,390
15,491     Dexdel, 2.7%, 11/10/08                                 15,491
154,645    JP Morgan Chase & Co., 1.42%, 12/3/08                 154,645
15,499     Met Life, Inc., 2.7%, 11/3/08                          15,499
46,613     John Deere Capital Corp., 2.82%, 12/12/08              46,613
155,390    HSBC USA, Inc., 3.2%, 8/14/09                         155,390
155,390    Monumental Global Funding, Ltd., 3.2%, 8/17/09        155,390
139,851    New York Life Global, 2.98%, 9/4/09                   139,851
14,795     Bank Bovespa NY, 2.79%, 3/12/09                        14,795
69,918     General Electric Capital Corp., 4.24%, 1/5/09          69,918
77,677     General Electric Capital Corp., 2.82%, 3/16/09         77,677
77,695     CME Group, Inc., 3.0%, 8/6/09                          77,695
28,738     IBM, 3.18%, 2/13/09                                    28,738
77,695     IBM, 3.18%, 6/26/09                                    77,695
139,851    Met Life Global Funding, 3.19%, 6/12/09               139,851
77,657     Macquarie Bank, Ltd., 2.55%, 10/8/08                   77,657
77,657     Macquarie Bank, Ltd., 2.55%, 10/8/08                   77,657
155,390    U.S. Bank, 2.912%, 8/24/09                            155,390
132,082    Westpac Banking Corp., 3.74%, 6/1/09                  132,082
                                                             $ 2,075,010
           Tri-party Repurchase Agreements:
310,781    ABN Amro, 1.85%, 10/1/08                          $   310,781
173,959    Barclays Capital Markets, 2.11%, 10/1/08              173,959
129,403    Deutsche Bank, 2.0%, 10/1/08                          129,403
                                                             $   614,143
           Other:
17,221     ABS CFAT 2008-A A1, 3.005%, 4/27/09               $    17,221
           Total Securities Lending Collateral               $ 4,479,220

           TOTAL TEMPORARY CASH INVESTMENTS                  $ 6,889,220
           (Cost  $6,889,220)
           TOTAL INVESTMENT IN SECURITIES - 104.6 %          $87,784,643
           (Cost  $103,869,891)(a)
           OTHER ASSETS AND LIABILITIES - (4.6) %            $(3,890,672)
           TOTAL NET ASSETS - 100.0 %                        $83,893,971

(A.D.R.)   American Depositary Receipt

(G.D.R.)   Global Depositary Receipt

       *   Non-income producing security.

  (144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At September 30, 2008, the value of these securities amounted to $3,517,540 or 4.2% of total net assets.

     (a) At September 30, 2008, the net unrealized loss on investments based on cost for federal income tax purposes of $104,013,723 was as follows:

           Aggregate gross unrealized gain for all investments in which
           there is an excess of value over tax cost         $27,778,884

           Aggregate gross unrealized loss for all investments in which
           there is an excess of tax cost over value          (44,007,964)

           Net unrealized loss                               $(16,229,080)

     (b)   At September 30, 2008, the following securities were out on loan:


  Shares                      Description                         Value
       736,China Construction Bank                           $  477,701
         22China Life Insurance Co. (A.D.R.) *                1,223,640
       712,China Railway Group, Ltd. *                          424,769
         31Focus Media Holding, Ltd. *                          896,925
           Reliance Industries, Ltd. (G.D.R.) (144A) *          243,900
       300,Parkson Retail Group, Ltd.                           328,388
         11Taiwan Semiconductor Manufacturing Co. (A.D.R.)      107,755
         12Wimm-Bill-Dann *                                     852,000
           Total                                             $4,555,078

     (c)   Security lending collateral is managed by Credit Suisse.

           FAS 157 Footnote Disclosures
           Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
           Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
           Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
           Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

           The following is a summary of the inputs used as of September
               30, 2008, in valuing the Fund's assets:

Valuation Inputs                              Investments  Other Financial
                                            in Securities   Instruments
Level 1 - Quoted Prices                       $30,064,458	0
Level 2 - Other Significant Observable Inputs  57,720,185	231,619
Level 3 - Significant Unobservable Inputs	0		0
Total                                         $87,784,643	231,619


           Pioneer Equity-Income VCT Portfolio
           Schedule of Investments  9/30/2008 (unaudited)

 Shares                                                          Value

           COMMON STOCKS - 97.9 %
           Energy - 7.0 %
           Integrated Oil & Gas - 5.9 %
   60,308  Chevron Corp.                                      $ 4,974,204
   67,916  ConocoPhillips                                       4,974,847
   47,039  Royal Dutch Shell Plc (A.D.R.)                       2,775,771
   31,369  Marathon Oil Corp.                                   1,250,682
                                                              $13,975,504
           Oil & Gas Storage & Transportation - 1.1 %
  114,723  Spectra Energy Corp.                               $ 2,730,407
           Total Energy                                       $16,705,911
           Materials - 11.7 %
           Aluminum - 2.1 %
  224,749  Alcoa, Inc.                                        $ 5,074,832
           Diversified Chemical - 3.5 %
  175,003  Dow Chemical Co.                                   $ 5,561,595
   67,226  E.I. du Pont de Nemours & Co.                        2,709,208
                                                              $ 8,270,803
           Diversified Metals & Mining - 1.5 %
   49,550  Compass Minerals International, Inc. (b)           $ 2,595,925
   30,387  Teck Cominco (Class B)                                 884,869
                                                              $ 3,480,794
           Forest Products - 1.0 %
   40,598  Weyerhaeuser Co.                                   $ 2,459,427
           Industrial Gases - 1.0 %
   33,160  Air Products & Chemicals, Inc.                     $ 2,271,128
           Specialty Chemicals - 1.9 %
  197,688  Valspar Corp.                                      $ 4,406,466
           Steel - 0.7 %
   41,359  Nucor Corp.                                        $ 1,633,681
           Total Materials                                    $27,597,131
           Capital Goods - 8.2 %
           Aerospace & Defense - 2.0 %
   79,261  United Technologies Corp.                          $ 4,760,416
           Construction & Farm Machinery & Heavy Trucks - 2.3 %
  143,932  PACCAR, Inc.                                       $ 5,496,763
           Electrical Component & Equipment - 2.4 %
  135,407  Emerson Electric Co.                               $ 5,523,252
           Industrial Conglomerates - 0.1 %
   10,724  General Electric Co.                               $   273,462
           Industrial Machinery - 1.4 %
   29,594  Gorman-Rupp Co. (b)                                $ 1,116,286
   79,236  The Timken Co.                                       2,246,341
                                                              $ 3,362,627
           Total Capital Goods                                $19,416,520
           Commercial Services & Supplies - 1.1 %
           Office Services & Supplies - 1.1 %
   70,676  Mine Safety Appliances Co. (b)                     $ 2,694,169
           Total Commercial Services & Supplies               $ 2,694,169
           Automobiles & Components - 2.2 %
           Auto Parts & Equipment - 2.2 %
  168,831  Johnson Controls, Inc.                             $ 5,120,644
           Total Automobiles & Components                     $ 5,120,644
           Consumer Durables & Apparel - 1.9 %
           Apparel, Accessories & Luxury Goods - 1.4 %
   44,218  VF Corp.                                           $ 3,418,494
           Household Appliances - 0.5 %
   22,153  Snap-On, Inc.                                      $ 1,166,577
           Total Consumer Durables & Apparel                  $ 4,585,071
           Consumer Services - 2.1 %
           Leisure Facilities - 1.5 %
  172,547  Cedar Fair LP                                      $ 3,573,448
           Restaurants - 0.6 %
   22,334  McDonald's Corp.                                   $ 1,378,008
           Total Consumer Services                            $ 4,951,456
           Media - 2.1 %
           Broadcasting - 0.5 %
   88,031  CBS Corp. (Class B)                                $ 1,283,492
           Movies & Entertainment - 0.4 %
   62,188  Regal Entertainment Group (b)                      $   981,327
           Publishing - 1.2 %
   33,710  McGraw-Hill Co., Inc.                              $ 1,065,573
  121,864  New York Times Co. (b)                               1,741,437
                                                              $ 2,807,010
           Total Media                                        $ 5,071,829
           Retailing - 1.1 %
           Distributors - 1.1 %
   62,853  Genuine Parts Co.                                  $ 2,527,319
           Total Retailing                                    $ 2,527,319
           Food, Beverage & Tobacco - 12.6 %
           Packaged Foods & Meats - 11.4 %
  114,679  Campbell Soup Co.                                  $ 4,426,609
   58,168  General Mills, Inc.                                  3,997,305
  114,027  H.J. Heinz Co., Inc.                                 5,697,926
   73,691  Hershey Foods Corp. (b)                              2,913,742
   40,189  Kellogg Co.                                          2,254,603
  146,840  Kraft Foods, Inc.                                    4,809,010
   23,288  The J.M. Smucker Co.                                 1,180,469
   22,516  William Wrigley Jr. Co.                              1,787,770
                                                              $27,067,434
           Soft Drinks - 1.2 %
   22,497  Coca-Cola Co.                                      $ 1,189,641
   23,696  PepsiCo, Inc.                                        1,688,814
                                                              $ 2,878,455
           Total Food, Beverage & Tobacco                     $29,945,889
           Household & Personal Products - 3.3 %
           Household Products - 3.3 %
   42,752  Clorox Co.                                         $ 2,680,123
   67,591  Colgate-Palmolive Co.                                5,092,982
                                                              $ 7,773,105
           Total Household & Personal Products                $ 7,773,105
           Pharmaceuticals & Biotechnology - 5.6 %
           Pharmaceuticals - 5.6 %
   69,045  Abbott Laboratories                                $ 3,975,611
   50,611  Eli Lilly & Co.                                      2,228,402
   92,366  Merck & Co., Inc.                                    2,915,071
  221,294  Pfizer, Inc.                                         4,080,661
                                                              $13,199,745
           Total Pharmaceuticals & Biotechnology              $13,199,745
           Banks - 6.7 %
           Diversified Banks - 3.8 %
  158,530  U.S. Bancorp (b)                                   $ 5,710,251
   91,125  Wells Fargo  & Co.                                   3,419,921
                                                              $ 9,130,172
           Regional Banks - 2.9 %
  128,208  Regions Financial Corp. (b)                        $ 1,230,797
   38,716  SunTrust Banks, Inc. (b)                             1,741,833
  156,834  Whitney Holding Corp. (b)                            3,803,225
                                                              $ 6,775,855
           Total Banks                                        $15,906,027
           Diversified Financials - 3.3 %
           Asset Management & Custody Banks - 1.2 %
   22,730  Northern Trust Corp.                               $ 1,641,106
   22,305  T. Rowe Price Associates, Inc. (b)                   1,198,002
                                                              $ 2,839,108
           Other Diversified Financial Services - 2.1 %
  144,678  Bank of America Corp. (b)                          $ 5,063,730
           Total Diversified Financials                       $ 7,902,838
           Insurance - 3.9 %
           Life & Health Insurance - 1.4 %
   78,953  Lincoln National Corp.                             $ 3,379,978
           Property & Casualty Insurance - 2.5 %
   90,521  Chubb Corp.                                        $ 4,969,603
   22,579  The Traveler Co., Inc.                               1,020,571
                                                              $ 5,990,174
           Total Insurance                                    $ 9,370,152
           Real Estate - 5.3 %
           Diversified Real Estate Investment Trusts - 1.2 %
   78,591  Liberty Property Trust                             $ 2,958,951
           Residential Real Estate Investment Trusts - 1.0 %
   50,821  Equity Residential Property Trust                  $ 2,256,961
           Retail Real Estate Investment Trusts - 1.7 %
   50,187  Developers Diversified Realty Corp.                $ 1,590,426
   66,579  Kimco Realty Corp. (b)                               2,459,428
                                                              $ 4,049,854
           Specialized Real Estate Investment Trusts - 1.4 %
   67,681  Plum Creek Timber Co., Inc. (b)                    $ 3,374,575
           Total Real Estate                                  $12,640,341
           Semiconductors - 2.1 %
           Semiconductor Equipment - 0.7 %
  111,967  Applied Materials, Inc.                            $ 1,694,061
           Semiconductors - 1.4 %
  113,152  Microchip Technology (b)                           $ 3,330,063
           Total Semiconductors                               $ 5,024,124
           Telecommunication Services - 4.4 %
           Integrated Telecommunication Services - 4.4 %
   87,260  AT&T Corp.                                         $ 2,436,299
   22,630  Embarq Corp.                                           917,647
  221,426  Frontier Communications Corp. (b)                    2,546,399
   76,549  Verizon Communications, Inc.                         2,456,457
  197,127  Windstream Corp.                                     2,156,569
                                                              $10,513,371
           Total Telecommunication Services                   $10,513,371
           Utilities - 13.3 %
           Electric Utilities - 3.6 %
  165,750  Duke Energy Corp.                                  $ 2,889,023
   43,611  Edison International                                 1,740,079
   11,235  First Energy Corp.                                     752,633
   13,081  PPL Corp.                                              484,259
   76,245  Southern Co.                                         2,873,674
                                                              $ 8,739,668
           Gas Utilities - 5.2 %
   73,021  AGL Resources. Inc.                                $ 2,291,399
  101,970  Equitable Resources, Inc.                            3,740,260
  153,804  Questar Corp.                                        6,293,660
                                                              $12,325,319
           Multi-Utilities - 4.5 %
  117,176  NSTAR                                              $ 3,925,396
  117,894  PG&E Corp.                                           4,415,130
   70,746  Public Service Enterprise Group, Inc.                2,319,761
                                                              $10,660,287
           Total Utilities                                    $31,725,274
           TOTAL COMMON STOCKS                                $232,670,916
           (Cost  $214,493,288)
Principal
Amount ($)
           TEMPORARY CASH INVESTMENTS - 1.9 %
           Repurchase Agreement - 1.9 %
  895,000 Bank of America, 0.5%, dated 9/30/08, repurchase price of $895,000 plus accrued interest on 10/1/08 collateralized by the following:

           $421,945 U.S. Treasury Bill, 0.0%, 1/15/09
           $467,889 U.S. Treasury Note, 3.875%, 5/15/10       $   895,000

  895,000  Bank of America, 1.80%, dated 9/30/08, repurchase p of $895,000 plus accrued interest on 10/1/08 collateralized by
           $989,903 Freddie Mac Giant, 5.5%, 1/1/38               895,000

  900,000 Barclays Plc, 2.25%, dated 9/30/08, repurchase pric of $900,000 plus accrued interest on 10/1/08 collateralized by the following:

           $1,101,318 Federal National Mortgage Association,
                5.0%, 3/1/21 - 2/1/36
           $133,738 Freddie Mac Giant, 5.0%, 8/1/36               900,000

  900,000 Deutsche Bank, 2.25%, dated 9/30/08, repurchase price of $900,000 plus accrued interest on 10/1/08 collateralized by the following:

           $399,727 Freddie Mac Giant, 5.0-7.5%, 10/1/18-9/1/38
           $15,699 Federal Home Loan Mortgage Corp., 6.591%, 2/1/37 $48,267 Federal National Mortgage Association (ARM),
                4.574-5.502%, 10/1/15-5/1/36
           $849,711 Federal National Mortgage Association,
                5.0-7.0%, 5/1/20-9/1/47                           900,000

  895,000  JP Morgan Chase & Co., 1.70%, dated 9/30/08, repurchase price of $895,000 plus accrued interest on 10/1/08
           collateralized by $1,016,714 Federal National Mortgage
           Association, 4.5 - 6.5%, 6/1/23 - 9/1/38               895,000
                                                              $ 4,485,000

           Securities Lending Collateral  - 15.8 % (c)
           Certificates of Deposit:
653,668    Citibank, 2.73%, 10/30/08                          $   653,668
653,668    Abbey National Plc, 3.15%, 8/13/09                     653,668
653,978    Banco Santander NY, 3.09%, 12/22/08                    653,978
653,514    Bank of Nova Scotia, 3.18%, 5/5/09                     653,514
235,250    Bank of Scotland NY, 2.89%, 11/4/08                    235,250
1,043,865  Bank of Scotland NY, 3.03%, 6/5/09                   1,043,865
1,176,603  Barclays Bank, 3.18%, 5/27/09                        1,176,603
1,307,337  BNP Paribas NY,  2.72% 11/3/08                       1,307,337
130,558    Calyon NY, 2.69%, 1/16/09                              130,558
77,017     Calyon NY, 2.69%, 1/16/09                               77,017
1,176,603  DNB NOR Bank ASA NY, 2.9%, 6/8/09                    1,176,603
1,197,520  Intesa SanPaolo S.p.A., 2.72%, 5/22/09               1,197,520
75,626     NORDEA NY, 2.72%, 4/9/09                                75,626
62,709     NORDEA NY, 2.73%, 12/1/08                               62,709
980,503    Royal Bank of Canada NY, 3.0%, 8/7/09                  980,503
653,668    Bank of Scotland NY, 3.06%, 3/5/09                     653,668
392,274    Bank of Scotland NY, 2.96%, 11/3/08                    392,274
1,307,337  Societe Generale, 3.28%, 9/4/09                      1,307,337
130,544    Skandinavian Enskilda Bank NY, 3.06%, 2/13/09          130,544
1,176,603  Svenska Bank NY, 2.7%, 7/8/09                        1,176,603
392,201    Toronto Dominion Bank NY, 2.75%, 11/5/08               392,201
653,668    Wachovia Corp., 2.79%, 10/30/08                        653,668
130,669    Wachovia Corp., 2.85%, 10/28/08                        130,669
                                                              $14,915,383
           Commercial Paper:
1,283,805  American Honda Finance Corp., 2.92%, 7/14/09       $ 1,283,805
1,303,994  ANZ Bank, 2.64%, 11/5/08                             1,303,994
1,307,337  Commonwealth Bank Australia, 3.02%, 7/16/09          1,307,337
130,325    Dexdel, 2.7%, 11/10/08                                 130,325
1,301,068  JP Morgan Chase & Co., 1.42%, 12/3/08                1,301,068
130,395    Met Life, Inc., 2.7%, 11/3/08                          130,395
392,170    John Deere Capital Corp., 2.82%, 12/12/08              392,170
1,307,337  HSBC USA, Inc., 3.2%, 8/14/09                        1,307,337
1,307,337  Monumental Global Funding, Ltd., 3.2%, 8/17/09       1,307,337
1,176,603  New York Life Global, 2.98%, 9/4/09                  1,176,603
124,470    Bank Bovespa NY, 2.79%, 3/12/09                        124,470
588,233    General Electric Capital Corp., 4.24%, 1/5/09          588,233
653,513    General Electric Capital Corp., 2.82%, 3/16/09         653,513
653,668    CME Group, Inc., 3.0%, 8/6/09                          653,668
241,782    IBM, 3.18%, 2/13/09                                    241,782
653,668    IBM, 3.18%, 6/26/09                                    653,668
1,176,603  Met Life Global Funding, 3.19%, 6/12/09              1,176,603
653,344    Macquarie Bank, Ltd., 2.55%, 10/8/08                   653,344
653,344    Macquarie Bank, Ltd., 2.55%, 10/8/08                   653,344
1,307,337  U.S. Bank, 2.912%, 8/24/09                           1,307,337
1,111,236  Westpac Banking Corp., 3.74%, 6/1/09                 1,111,236
                                                              $17,457,569
           Tri-party Repurchase Agreements:
2,614,674  ABN Amro, 1.85%, 10/1/08                           $ 2,614,674
1,463,563  Barclays Capital Markets, 2.11%, 10/1/08             1,463,563
1,088,698  Deutsche Bank, 2.0%, 10/1/08                         1,088,698
                                                              $ 5,166,935
           Other:
144,889    ABS CFAT 2008-A A1, 3.005%, 4/27/09                $   144,889
           Total Securities Lending Collateral                $37,684,775

           TOTAL TEMPORARY CASH INVESTMENTS                   $42,169,775
           (Cost  $42,169,775)
           TOTAL INVESTMENT IN SECURITIES - 115.6 %           $274,840,691
           (Cost  $256,663,063)(a)
           OTHER ASSETS AND LIABILITIES - (15.6) %            $(37,007,512)
           TOTAL NET ASSETS - 100.0 %                         $237,833,179

(A.D.R.)   American Depositary Receipt

       *   Non-income producing security.

     (a) At September 30, 2008, the net unrealized gain on investments based on cost for federal income tax purposes of $255,223,304 was as follows:

           Aggregate gross unrealized gain for all investments in which
           there is an excess of value over tax cost          $58,952,750

           Aggregate gross unrealized loss for all investments in which
           there is an excess of tax cost over value           (39,335,363)

           Net unrealized gain                                $19,617,387


     (b)   At September 30, 2008, the following securities were out on loan:


  Shares                       Description                         Value
       143,Bank of America Corp.                              $5,005,000
         19Compass Minerals International, Inc.                1,011,127
       219,Frontier Communications Corp.                       2,518,500
           Gorman-Rupp Co.                                        24,518
         69Hershey Foods Corp.                                 2,755,938
         66Kimco Realty Corp.                                  2,438,040
       108,Microchip Technology                                3,178,440
         70Mine Safety Appliances Co.                          2,668,400
       121,New York Times Co.                                  1,729,090
         66Plum Creek Timber Co., Inc.                         3,330,648
         62Regal Entertainment Group                             978,360
       128,Regions Financial Corp.                             1,228,800
         38SunTrust Banks, Inc.                                1,709,620
         22T. Rowe Price Associates, Inc.                      1,181,620
       158,U.S. Bancorp                                        5,691,160
       144,Whitney Holding Corp.                               3,510,188
           Total                                              $38,959,449

     (c)   Security lending collateral is managed by Credit Suisse.

           FAS 157 Footnote Disclosures
           Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
           Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
           Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
           Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

           The following is a summary of the inputs used as of September
               30, 2008, in valuing the Fund's assets:

Valuation Inputs                            Investments    Other Financial
                                             in Securities   Instruments
Level 1 - Quoted Prices                      $232,670,916	0
Level 2 - Other Significant Observable Inputs  42,169,775	0
Level 3 - Significant Unobservable Inputs		0	0
Total                                        $274,840,691	0


           Pioneer Fund VCT Portfolio
           Schedule of Investments  9/30/2008 (unaudited)

Shares                                                        Value
           COMMON STOCKS - 98.7 %
           Energy - 8.3 %
           Integrated Oil & Gas - 6.3 %
159,557    Chevron Corp.                                   $13,160,261
64,794     Exxon Mobil Corp.                                 5,031,902
41,161     Royal Dutch Shell Plc (A.D.R.)                    2,428,911
92,217     Marathon Oil Corp.                                3,676,692
                                                           $24,297,766
           Oil & Gas Exploration & Production - 2.0 %
73,093     Apache Corp.                                    $ 7,622,138
           Total Energy                                    $31,919,904
           Materials - 6.9 %
           Aluminum - 1.1 %
181,584    Alcoa, Inc.                                     $ 4,100,167
           Diversified Chemical - 1.4 %
81,031     Dow Chemical Co.                                $ 2,575,165
69,189     E.I. du Pont de Nemours and Co.                   2,788,317
                                                           $ 5,363,482
           Diversified Metals & Mining - 2.9 %
41,002     Freeport-McMoRan Copper & Gold, Inc. (Class B)  $ 2,330,964
101,802    Rio Tinto Plc                                     6,281,951
62,912     Teck Cominco (Class B)                            1,831,997
30,068     Xstrata Plc                                         917,287
                                                           $11,362,199
           Industrial Gases - 0.9 %
31,491     Air Products & Chemicals, Inc.                  $ 2,156,819
19,255     Praxair, Inc.                                     1,381,354
                                                           $ 3,538,173
           Specialty Chemicals - 0.6 %
48,692     Ecolab, Inc.                                    $ 2,362,536
           Total Materials                                 $26,726,557
           Capital Goods - 10.9 %
           Aerospace & Defense - 3.4 %
81,770     General Dynamics Corp.                          $ 6,019,907
19,530     Honeywell International, Inc.                       811,472
106,163    United Technologies Corp.                         6,376,150
                                                           $13,207,529
           Construction & Farm Machinery & Heavy Trucks - 4.2 %
68,130     Caterpillar, Inc.                               $ 4,060,548
102,351    Deere & Co.                                       5,066,375
190,755    PACCAR, Inc.                                      7,284,933
                                                           $16,411,856
           Electrical Component & Equipment - 1.2 %
71,664     Emerson Electric Co.                            $ 2,923,175
42,252     Rockwell International Corp.                      1,577,690
                                                           $ 4,500,865
           Industrial Conglomerates - 1.5 %
44,396     3M Co.                                          $ 3,032,691
100,886    General Electric Co.                              2,572,593
                                                           $ 5,605,284
           Industrial Machinery - 0.6 %
21,551     Illinois Tool Works, Inc.                       $   957,942
23,339     Parker Hannifin Corp.                             1,236,967
                                                           $ 2,194,909
           Total Capital Goods                             $41,920,443
           Transportation - 5.4 %
           Railroads - 5.4 %
46,960     Burlington Northern, Inc.                       $ 4,340,513
79,855     Canadian National Railway Co.                     3,819,465
191,903    Norfolk Southern Corp.                           12,705,898
                                                           $20,865,876
           Total Transportation                            $20,865,876
           Automobiles & Components - 2.2 %
           Auto Parts & Equipment - 2.2 %
31,898     BorgWarner, Inc.                                $ 1,045,297
245,957    Johnson Controls, Inc.                            7,459,876
                                                           $ 8,505,173
           Total Automobiles & Components                  $ 8,505,173
           Consumer Durables & Apparel - 0.5 %
           Apparel, Accessories & Luxury Goods - 0.5 %
80,485     Coach, Inc. *                                   $ 2,015,344
           Total Consumer Durables & Apparel               $ 2,015,344
           Media - 4.5 %
           Movies & Entertainment - 0.6 %
66,844     The Walt Disney Co.                             $ 2,051,442
           Publishing - 3.9 %
258,657    Reed Elsevier NV                                $ 3,834,958
122,298    John Wiley & Sons, Inc.                           4,946,954
201,702    McGraw-Hill Co., Inc.                             6,375,800
                                                           $15,157,712
           Total Media                                     $17,209,154
           Retailing - 4.6 %
           Department Stores - 1.5 %
66,400     J.C. Penney Co., Inc.                           $ 2,213,776
119,827    Nordstrom, Inc. (b)                               3,453,414
                                                           $ 5,667,190
           General Merchandise Stores - 1.8 %
143,263    Target Corp.                                    $ 7,027,050
           Home Improvement Retail - 0.9 %
146,662    Lowe's Co., Inc.                                $ 3,474,423
           Specialty Stores - 0.4 %
65,657     Staples, Inc.                                   $ 1,477,283
           Total Retailing                                 $17,645,946
           Food & Drug Retailing - 3.0 %
           Drug Retail - 2.1 %
72,186     CVS/Caremark Corp.                              $ 2,429,781
187,075    Walgreen Co.                                      5,791,842
                                                           $ 8,221,623
           Food Distributors - 0.9 %
110,579    Sysco Corp.                                     $ 3,409,151
           Total Food & Drug Retailing                     $11,630,774
           Food, Beverage & Tobacco - 9.9 %
           Packaged Foods & Meats - 7.1 %
113,063    Campbell Soup Co.                               $ 4,364,232
60,529     General Mills, Inc.                               4,159,553
97,392     H.J. Heinz Co., Inc.                              4,866,678
120,122    Hershey Foods Corp. (b)                           4,749,624
41,525     Kellogg Co.                                       2,329,553
161,120    Kraft Foods, Inc.                                 5,276,680
38,053     Nestle SA                                         1,631,883
                                                           $27,378,203
           Soft Drinks - 2.8 %
60,171     Coca-Cola Co.                                   $ 3,181,842
107,534    PepsiCo, Inc.                                     7,663,948
                                                           $10,845,790
           Total Food, Beverage & Tobacco                  $38,223,993
           Household & Personal Products - 2.5 %
           Household Products - 2.0 %
13,958     Clorox Co.                                      $   875,027
92,190     Colgate-Palmolive Co.                             6,946,517
                                                           $ 7,821,544
           Personal Products - 0.5 %
37,095     Estee Lauder Co.                                $ 1,851,411
           Total Household & Personal Products             $ 9,672,955
           Health Care Equipment & Services - 6.5 %
           Health Care Equipment - 6.5 %
99,612     Becton, Dickinson & Co.                         $ 7,994,859
60,647     C. R. Bard, Inc.                                  5,753,581
71,329     Medtronic, Inc.                                   3,573,583
98,860     St. Jude Medical, Inc. *                          4,299,421
55,486     Zimmer Holdings, Inc. *                           3,582,176
                                                           $25,203,620
           Total Health Care Equipment & Services          $25,203,620
           Pharmaceuticals & Biotechnology - 7.4 %
           Pharmaceuticals - 7.4 %
98,244     Abbott Laboratories                             $ 5,656,890
64,230     Barr Pharmaceuticals, Inc. *                      4,194,219
74,546     Eli Lilly & Co.                                   3,282,260
64,419     Merck & Co., Inc.                                 2,033,064
180,159    Pfizer, Inc.                                      3,322,132
48,644     Roche Holdings AG (A.D.R.) (b)                    3,775,309
225,602    Schering-Plough Corp.                             4,166,869
47,064     Teva Pharmaceutical Industries, Ltd. (A.D.R.) (b  2,155,061
                                                           $28,585,804
           Total Pharmaceuticals & Biotechnology           $28,585,804
           Banks - 4.4 %
           Diversified Banks - 3.0 %
157,399    U.S. Bancorp                                    $ 5,669,512
158,169    Wells Fargo  & Co.                                5,936,083
                                                           $11,605,595
           Regional Banks - 1.4 %
72,168     SunTrust Banks, Inc. (b)                        $ 3,246,838
60,554     Zions Bancorporation (b)                          2,343,440
                                                           $ 5,590,278
           Total Banks                                     $17,195,873
           Diversified Financials - 3.5 %
           Asset Management & Custody Banks - 1.9 %
26,877     Franklin Resources, Inc.                        $ 2,368,670
69,155     T. Rowe Price Associates, Inc. (b)                3,714,315
43,427     The Bank of New York Mellon Corp.                 1,414,852
                                                           $ 7,497,837
           Consumer Finance - 0.7 %
71,543     American Express Co. (b)                        $ 2,534,768
           Other Diversified Financial Services - 0.9 %
63,736     Bank of America Corp. (b)                       $ 2,230,760
30,529     J.P. Morgan Chase & Co.                           1,425,704
                                                           $ 3,656,464
           Total Diversified Financials                    $13,689,069
           Insurance - 3.3 %
           Life & Health Insurance - 1.2 %
14,571     Aflac, Inc.                                     $   856,046
68,442     MetLife, Inc. (b)                                 3,832,752
                                                           $ 4,688,798
           Property & Casualty Insurance - 2.1 %
148,259    Chubb Corp.                                     $ 8,139,416
           Total Insurance                                 $12,828,214
           Software & Services - 2.6 %
           Application Software - 0.8 %
81,927     Adobe Systems, Inc. *                           $ 3,233,659
           Data Processing & Outsourced Services - 1.8 %
73,695     Automatic Data Processing, Inc.                 $ 3,150,461
35,186     DST Systems, Inc. * (b)                           1,970,064
35,060     Fiserv, Inc. *                                    1,659,039
                                                           $ 6,779,564
           Total Software & Services                       $10,013,223
           Technology Hardware & Equipment - 6.2 %
           Communications Equipment - 2.2 %
117,293    Cisco Systems, Inc. *                           $ 2,646,130
76,190     Corning, Inc.                                     1,191,612
254,192    Nokia Corp. (A.D.R.)                              4,740,681
                                                           $ 8,578,423
           Computer Hardware - 2.6 %
119,048    Dell, Inc. *                                    $ 1,961,911
174,158    Hewlett-Packard Co.                               8,053,066
                                                           $10,014,977
           Computer Storage & Peripherals - 0.2 %
82,853     EMC Corp. *                                     $   990,922
           Office Electronics - 1.2 %
119,646    Canon, Inc. (A.D.R.) (b)                        $ 4,516,637
           Total Technology Hardware & Equipment           $24,100,959
           Semiconductors - 2.7 %
           Semiconductor Equipment - 0.6 %
157,524    Applied Materials, Inc.                         $ 2,383,338
           Semiconductors - 2.1 %
225,123    Intel Corp.                                     $ 4,216,554
175,696    Texas Instruments, Inc.                           3,777,464
                                                           $ 7,994,018
           Total Semiconductors                            $10,377,356
           Telecommunication Services - 2.0 %
           Integrated Telecommunication Services - 2.0 %
170,077    AT&T Corp.                                      $ 4,748,550
68,347     Verizon Communications, Inc.                      2,193,255
56,656     Windstream Corp.                                    619,817
                                                           $ 7,561,622
           Total Telecommunication Services                $ 7,561,622
           Utilities - 1.4 %
           Electric Utilities - 1.0 %
9,248      FirstEnergy Corp.                               $   619,524
12,251     PPL Corp.                                           453,532
74,479     Southern Co.                                      2,807,114
                                                           $ 3,880,170
           Multi-Utilities - 0.4 %
47,701     Public Service Enterprise Group, Inc.           $ 1,564,116
           Total Utilities                                 $ 5,444,286
           TOTAL COMMON STOCKS                             $381,336,145
           (Cost  $324,278,049)
Principal
Amount ($)
           TEMPORARY CASH INVESTMENTS - 7.3 %
           Repurchase Agreement - 0.6 %
1,190,000  Barclays Plc, 2.25%, dated 9/30/08, repurchase price of $1,190,000 plus accrued interest on 10/1/08 collateralized by the following:

           $1,456,187 Federal National Mortgage Association,
                5.0%, 3/1/21 - 2/1/36
           $176,831 Freddie Mac Giant, 5.0%, 8/1/36        $ 1,190,000

1,190,000  Deutsche Bank, 2.25%, dated 9/30/08, repurchase price of $1,190,000 plus accrued interest on 10/1/08 collateralized by the following:

           $528,528 Freddie Mac Giant, 5.0-7.5%, 10/1/18-9/1/38
           $20,757 Federal Home Loan Mortgage Corp., 6.591%, 2/1/37 $63,819 Federal National Mortgage Association (ARM),
                4.574-5.502%, 10/1/15-5/1/36
           $1,123,506 Federal National Mortgage Association,
                5.0-7.0%, 5/1/20-9/1/47                      1,190,000
                                                           $ 2,380,000

           Securities Lending Collateral  - 6.7% (c)
           Certificates of Deposit:
451,817    Citibank, 2.73%, 10/30/08                       $  451,817
451,817    Abbey National Plc, 3.15%, 8/13/09                 451,817
452,031    Banco Santander NY, 3.09%, 12/22/08                452,031
451,710    Bank of Nova Scotia, 3.18%, 5/5/09                 451,710
162,605    Bank of Scotland NY, 2.89%, 11/4/08                162,605
721,521    Bank of Scotland NY, 3.03%, 6/5/09                 721,521
813,270    Barclays Bank, 3.18%, 5/27/09                      813,270
903,633    BNP Paribas NY,  2.72% 11/3/08                     903,633
90,242     Calyon NY, 2.69%, 1/16/09                           90,242
53,234     Calyon NY, 2.69%, 1/16/09                           53,234
813,270    DNB NOR Bank ASA NY, 2.9%, 6/8/09                  813,270
827,728    Intesa SanPaolo S.p.A., 2.72%, 5/22/09             827,728
52,273     NORDEA NY, 2.72%, 4/9/09                            52,273
43,345     NORDEA NY, 2.73%, 12/1/08                           43,345
677,725    Royal Bank of Canada NY, 3.0%, 8/7/09              677,725
451,817    Bank of Scotland NY, 3.06%, 3/5/09                 451,817
271,140    Bank of Scotland NY, 2.96%, 11/3/08                271,140
903,633    Societe Generale, 3.28%, 9/4/09                    903,633
90,232     Skandinavian Enskilda Bank NY, 3.06%, 2/13/09       90,232
813,270    Svenska Bank NY, 2.7%, 7/8/09                      813,270
271,090    Toronto Dominion Bank NY, 2.75%, 11/5/08           271,090
451,817    Wachovia Corp., 2.79%, 10/30/08                    451,817
90,319     Wachovia Corp., 2.85%, 10/28/08                     90,319
                                                           $10,309,536
           Commercial Paper:
887,368    American Honda Finance Corp., 2.92%, 7/14/09    $  887,368
901,323    ANZ Bank, 2.64%, 11/5/08                           901,323
903,633    Commonwealth Bank Australia, 3.02%, 7/16/09        903,633
90,081     Dexdel, 2.7%, 11/10/08                              90,081
899,300    JP Morgan Chase & Co., 1.42%, 12/3/08              899,300
90,129     Met Life, Inc., 2.7%, 11/3/08                       90,129
271,068    John Deere Capital Corp., 2.82%, 12/12/08          271,068
903,633    HSBC USA, Inc., 3.2%, 8/14/09                      903,633
903,633    Monumental Global Funding, Ltd., 3.2%, 8/17/09     903,633
813,270    New York Life Global, 2.98%, 9/4/09                813,270
86,034     Bank Bovespa NY, 2.79%, 3/12/09                     86,034
406,588    General Electric Capital Corp., 4.24%, 1/5/09      406,588
451,709    General Electric Capital Corp., 2.82%, 3/16/09     451,709
451,817    CME Group, Inc., 3.0%, 8/6/09                      451,817
167,120    IBM, 3.18%, 2/13/09                                167,120
451,817    IBM, 3.18%, 6/26/09                                451,817
813,270    Met Life Global Funding, 3.19%, 6/12/09            813,270
451,593    Macquarie Bank, Ltd., 2.55%, 10/8/08               451,593
451,593    Macquarie Bank, Ltd., 2.55%, 10/8/08               451,593
903,633    U.S. Bank, 2.912%, 8/24/09                         903,633
768,088    Westpac Banking Corp., 3.74%, 6/1/09               768,088
                                                           $12,066,699
           Tri-party Repurchase Agreements:
1,807,266  ABN Amro, 1.85%, 10/1/08                        $1,807,266
1,011,617  Barclays Capital Markets, 2.11%, 10/1/08         1,011,617
752,510    Deutsche Bank, 2.0%, 10/1/08                       752,510
                                                           $3,571,393
           Other:
100,147    ABS CFAT 2008-A A1, 3.005%, 4/27/09             $  100,147
           Total Securities Lending Collateral             $26,047,775
           TOTAL TEMPORARY CASH INVESTMENTS                $28,427,775
           (Cost  $28,427,775)
           TOTAL INVESTMENT IN SECURITIES - 106.0 %        $409,763,920
           (Cost  $352,705,824)(a)
           OTHER ASSETS AND LIABILITIES - (6.0) %          $(23,255,096)
           TOTAL NET ASSETS - 100.0 %                      $386,508,824

(A.D.R.)   American Depositary Receipt

       *   Non-income producing security.

     (a) At September 30, 2008, the net unrealized loss on investments based on cost for federal income tax purposes of $353,545,432 was as follows:

           Aggregate gross unrealized gain for all investments in which
           there is an excess of value over tax cost       $110,066,109

           Aggregate gross unrealized loss for all investments in which
           there is an excess of tax cost over value        (53,847,621)

           Net unrealized loss                             $56,218,488

     (b)   At September 30, 2008, the following securities were out on loan:

  Shares                     Description                        Value
         70American Express Co.                            $2,480,100
         63Bank of America Corp.                            2,205,000
         42Canon, Inc. (A.D.R.)                             1,585,500
         34DST Systems, Inc. *                              1,926,056
         93Hershey Foods Corp.                              3,677,220
           MetLife, Inc.                                      336,000
         81Nordstrom, Inc.                                  2,334,420
         24Roche Holdings AG (A.D.R.)                       1,855,200
         71SunTrust Banks, Inc.                             3,203,228
         61T. Rowe Price Associates, Inc.                   3,276,310
         44Teva Pharmaceutical Industries, Ltd. (A.D.R.)    2,014,760
         59Zions Bancorporation                             2,318,130
           Total                                           $27,211,924

     (c)   Security lending collateral is managed by Credit Suisse.

           FAS 157 Footnote Disclosures
           Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
           Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
           Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
           Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

           The following is a summary of the inputs used as of September
               30, 2008, in valuing the Fund's assets:

Valuation Inputs                                            InvestmentOther
Finan
                                                            in
SecuritInstruments
Level 1 - Quoted Prices                                    $381,336,145
Level 2 - Other Significant Observable Inputs                28,427,775
Level 3 - Significant Unobservable Inputs
Total                                                      $409,763,920


            Pioneer Growth Opportunities VCT
            Schedule of Investments  9/30/08 (unaudited)

  Shares                                                         Value
            COMMON STOCKS - 86.3 %
            Energy - 8.2 %
            Coal & Consumable Fuels - 1.0 %
    37,100  Foundation Coal Holdings, Inc.                   $ 1,320,018
            Oil & Gas Equipment & Services - 2.1 %
    54,400  Ion Geophysical Corp. *                          $   771,936
    43,200  Superior Energy Services, Inc. *                   1,345,248
    14,300  T - 3 Energy Services, Inc *                         530,816
    10,535  Willbros Group, Inc. *                               279,178
                                                             $ 2,927,178
            Oil & Gas Exploration & Production - 5.1 %
    26,400  Carrizo Oil & Gas, Inc. * (b)                    $   957,528
    29,100  Comstock Resources, Inc. *                         1,456,455
    58,300  Concho Resources, Inc. *                           1,609,663
    17,600  Encore Acquisition Co. *                             735,328
    90,300  Northern Oil & Gas, Inc. * (b)                       734,139
    58,300  Petroquest Energy, Inc. *  (b)                       894,905
    20,400  St. Mary Land & Exploration Co.                      727,260
                                                             $ 7,115,278
            Total Energy                                     $ 11,362,474
            Materials - 0.5 %
            Fertilizers & Agricultural Chemicals - 0.5 %
    21,600  Terra Industries, Inc.                           $   635,040
            Total Materials                                  $   635,040
            Capital Goods - 8.2 %
            Aerospace & Defense - 2.5 %
     8,400  Alliant Techsystems, Inc. *  (b)                 $   789,096
    13,200  HEICO Corp. *                                        433,224
    34,200  Orbital Sciences Corp. * (b)                         819,774
    15,500  Stanley, Inc *                                       572,105
    14,200  Teledyne Technologies, Inc. *                        811,672
                                                             $ 3,425,871
            Construction & Engineering - 0.5 %
    20,700  Shaw Group, Inc. *                               $   636,111
            Construction, Farm Machinery & Heavy Trucks - 0.8 %
    29,800  The Manitowoc Co., Inc.                          $   463,390
    13,800  Wabtec Corp. * (b)                                   706,974
                                                             $ 1,170,364
            Electrical Component & Equipment - 1.5 %
    17,800  II-VI, Inc. *                                    $   688,148
    36,300  Polypore International, Inc. *                       780,813
    17,500  Woodward Governor Co. * (b)                          617,225
                                                             $ 2,086,186
            Heavy Electrical Equipment - 0.5 %
    18,300  Azz, Inc *                                       $   757,071
            Industrial Machinery - 1.8 %
    24,859  Dynamic Materials Corp. (b)                      $   576,977
    18,300  Gorman-Rupp Co.                                      690,276
    12,800  Nordson Corp. (b)                                    628,608
    10,400  The Middleby Corp. * (b)                             564,824
                                                             $ 2,460,685
            Trading Companies & Distributors - 0.6 %
    15,900  Dxp Enterprises, Inc. *                          $   847,632
            Total Capital Goods                              $ 11,383,920
            Commercial Services & Supplies - 2.4 %
            Diversified Commercial Services - 0.4 %
    39,600  Hill International, Inc. *                       $   548,460
            Environmental & Facilities Services - 1.9 %
    46,000  Rollins, Inc. * (b)                              $   873,080
    17,700  Stericycle, Inc. *                                 1,042,707
    22,400  Waste Connections, Inc. *                            768,320
                                                             $ 2,684,107
            Office Services & Supplies - 0.1 %
     7,700  Knoll, Inc.                                      $   116,424
            Total Commercial Services & Supplies             $ 3,348,991
            Transportation - 1.8 %
            Marine - 0.4 %
    46,500  American Commercial Lines *  (b)                 $   494,760
            Railroads - 0.9 %
    11,700  Genesee & Wyoming, Inc. *                        $   438,984
    16,800  Kansas City Southern Industries, Inc. * (b)          745,248
                                                             $ 1,184,232
            Trucking - 0.5 %
    22,400  J.B. Hunt Transport Services, Inc. *  (b)        $   747,488
            Total Transportation                             $ 2,426,480
            Automobiles & Components - 0.6 %
            Auto Parts & Equipment - 0.6 %
    22,200  Fuel Systems Solutions, Inc. *  (b)              $   764,790
            Total Automobiles & Components                   $   764,790
            Consumer Durables & Apparel - 1.2 %
            Apparel, Accessories & Luxury Goods - 1.2 %
    31,200  True Religion Apparel, Inc. * (b)                $   806,520
    17,900  Warnaco Group, Inc. *                                810,691
                                                             $ 1,617,211
            Total Consumer Durables & Apparel                $ 1,617,211
            Consumer Services - 4.1 %
            Casinos & Gaming - 1.1 %
    26,600  Bally Technologies, Inc. *                       $   805,448
    23,000  WMS Industries, Inc. * (b)                           703,110
                                                             $ 1,508,558
            Education Services - 2.5 %
    17,800  American Public Education *                      $   859,384
    14,600  DeVry, Inc.                                          723,284
     7,600  ITT Educational Services, Inc. *                     614,916
    20,400  K12, Inc. * (b)                                      540,600
     3,600  Strayer Education, Inc.                              720,936
                                                             $ 3,459,120
            Restaurants - 0.5 %
    22,400  CEC Entertainment, Inc. *                        $   743,680
            Total Consumer Services                          $ 5,711,358
            Media - 0.9 %
            Publishing - 0.9 %
    53,700  Dolan Media Co. * (b)                            $   541,833
    26,900  Interactive Data Corp.                               678,418
                                                             $ 1,220,251
            Total Media                                      $ 1,220,251
            Retailing - 3.6 %
            Apparel Retail - 2.0 %
    20,100  Gymboree Corp. *                                 $   713,550
    26,200  J. Crew Group, Inc. * (b)                            748,534
    20,400  Ross Stores, Inc.                                    750,924
    37,900  Zumiez, Inc. *  (b)                                  624,592
                                                             $ 2,837,600
            Internet Retail - 1.1 %
    53,900  PetsMed Express, Inc. * (b)                      $   846,230
     9,400  Priceline.com, Inc. * (b)                            643,242
                                                             $ 1,489,472
            Specialty Stores - 0.5 %
    33,700  Dick's Sporting Goods, Inc. *                    $   659,846
            Total Retailing                                  $ 4,986,918
            Food, Beverage & Tobacco - 2.3 %
            Agricultural Products - 0.4 %
    51,400  Darling International, Inc. *                    $   571,054
            Brewers - 0.6 %
    16,200  Boston Beer Co.  *                               $   769,338
            Packaged Foods & Meats - 0.1 %
     9,985  American Italian Pasta Co. *                     $   165,751
            Soft Drinks - 0.7 %
    32,500  Hansen Natural Corp. * (b)                       $   983,125
            Tobacco - 0.5 %
    37,975  Vector Group, Ltd. (b)                           $   670,639
            Total Food, Beverage & Tobacco                   $ 3,159,907
            Household & Personal Products - 0.6 %
            Household Products - 0.6 %
    14,200  Church & Dwight Co., Inc.                        $   881,678
            Total Household & Personal Products              $   881,678
            Health Care Equipment & Services - 11.1 %
            Health Care Equipment - 8.8 %
    39,200  Abiomed, Inc. *  (b)                             $   695,800
    53,700  Cryolife, Inc. *                                     704,544
    16,600  Integra Lifesciences Holdings * (b)                  730,898
    20,900  Kensey Nash Corp. *                                  657,514
    20,800  Masimo Corp. *                                       773,760
    33,900  Natus Medical, Inc. *                                768,174
    15,700  NuVasive, Inc. * (b)                                 774,481
    41,800  Quidel Corp. *                                       685,938
    29,600  Somanetics Corp. *                                   647,352
    23,200  Sonosite, Inc. * (b)                                 728,480
    13,200  Steris Corp. *                                       496,056
    82,500  Thoratec Corp. *                                   2,165,625
    36,400  Vnus Medical Technologies, Inc. *                    761,852
    25,500  Wright Medical Group, Inc. *                         776,220
    23,200  Zoll Medical Corp. *                                 759,104
                                                             $ 12,125,798
            Health Care Services - 2.3 %
    21,800  Almost Family, Inc. *  (b)                       $   862,190
    23,200  Genoptix, Inc. *                                     757,944
    27,900  Lhc Group, Inc. *                                    794,592
   109,700  Nighthawk Radiology Holdings, Inc. * (b)             792,034
                                                             $ 3,206,760
            Total Health Care Equipment & Services           $ 15,332,558
            Pharmaceuticals & Biotechnology - 14.5 %
            Biotechnology - 7.0 %
    34,000  BioMarin Pharmaceutical, Inc. *  (b)             $   900,660
    67,600  Cubist Pharmaceuticals, Inc. * (b)                 1,502,748
    88,600  Enzon, Inc. * (b)                                    653,868
    25,600  Martek Biosciences Corp. (b)                         804,352
    12,200  Myriad Genetics, Inc. *                              791,536
   131,200  NPS Pharmaceuticals, Inc. *                          936,768
    35,400  Omrix Biopharmaceuticals, Inc. *                     635,076
    19,300  Onyx Pharmaceuticals, Inc. *                         698,274
    18,300  OSI Pharmaceuticals, Inc. * (b)                      902,007
    72,200  PDL BioPharma, Inc.                                  672,182
    22,500  Regeneron Pharmaceuticals, Inc. *                    491,175
     6,700  United Therapeutics Corp. *                          704,639
                                                             $ 9,693,285
            Life Sciences Tools & Services - 4.1 %
    23,000  Advanced Magnetics, Inc. *                       $   890,790
    54,600  Bruker Corp. *                                       727,818
    50,900  eResearch Technology, Inc. *                         606,219
    17,000  Kendle International, Inc. * (b)                     760,070
    37,800  Parexel International Corp. *                      1,083,348
    11,500  Techne Corp. *                                       829,380
    18,200  Varian, Inc. *                                       780,780
                                                             $ 5,678,405
            Pharmaceuticals - 3.4 %
   170,456  Cardiome Pharma Corp. *                          $ 1,295,466
    38,400  Endo Pharmaceuticals Holdings, Inc. *                768,000
    21,200  KV Pharmaceuticals  *  (b)                           481,452
   111,200  ViroPharma, Inc. *                                 1,458,944
    93,300  Vivus, Inc. * (b)                                    740,802
                                                             $ 4,744,664
            Total Pharmaceuticals & Biotechnology            $ 20,116,354
            Diversified Financials - 2.6 %
            Asset Management & Custody Banks - 0.5 %
    36,400  Riskmetrics Group, Inc. *                        $   712,348
            Consumer Finance - 1.2 %
    84,900  Ezcorp, Inc. *                                   $ 1,596,120
            Investment Banking & Brokerage - 0.9 %
    20,400  Investment Technology Investment Group, Inc. *   $   620,772
    34,200  OptionsXpress Holdings, Inc. *                       664,164
                                                             $ 1,284,936
            Total Diversified Financials                     $ 3,593,404
            Insurance - 0.4 %
            Insurance Brokers - 0.4 %
    38,400  Ehealth, Inc. * (b)                              $   614,400
            Total Insurance                                  $   614,400
            Software & Services - 14.1 %
            Application Software - 5.8 %
    17,000  Advent Software, Inc. * (b)                      $   598,910
    17,100  Concur Technologies, Inc. *  (b)                     654,246
    52,800  Informatica Corp. *                                  685,872
    99,600  Lawson Software. Inc. *                              697,200
    14,300  MicroStrategy. Inc. *                                851,279
    27,100  Net 1 UEPS Technologies, Inc. *                      605,143
    55,200  Netscout Systems. Inc. *                             587,328
    39,300  Parametric Technology Corp. *                        723,120
    44,200  Quest Software, Inc. *                               560,898
    19,600  SPSS. Inc. *                                         575,456
    26,800  Synopsys, Inc. *                                     534,660
   129,800  TIBCO Software. Inc. *                               950,136
                                                             $ 8,024,248
            Data Processing & Outsourced Services - 0.9 %
    38,600  Neustar, Inc.  *                                 $   767,754
    30,200  Verifone Holdings, Inc. * (b)                        499,508
                                                             $ 1,267,262
            Internet Software & Services - 3.9 %
    78,600  Comscore, Inc. *                                 $ 1,385,718
    21,000  Digital River, Inc. *                                680,400
    96,200  DivX, Inc. *                                         622,414
    34,900  J2 Global Communications, Inc. *                     814,915
   116,700  RealNetworks. Inc. *                                 592,836
    55,100  Skillsoft Plc *                                      576,346
    21,500  VistaPrint, Ltd.* (b)                                706,060
                                                             $ 5,378,689
            IT Consulting & Other Services - 1.6 %
    23,700  Forrester Research, Inc. *                       $   694,884
    34,200  Gartner Group, Inc. *                                775,656
    98,000  Sapient Corp. *                                      728,140
                                                             $ 2,198,680
            Systems Software - 1.9 %
    54,400  Commvault Systems *  (b)                         $   655,520
   122,000  Falconstor Software, Inc. *  (b)                     653,920
    16,300  Quality Systems, Inc. (b)                            688,838
    68,100  Wind River Systems *                                 681,000
                                                             $ 2,679,278
            Total Software & Services                        $ 19,548,157
            Technology Hardware & Equipment - 5.4 %
            Communications Equipment - 3.4 %
    30,000  Blue Coat Systems, Inc. *                        $   425,700
    19,900  CommScope, Inc. *                                    689,336
    13,500  Comtech Telecommunications *                         664,740
    33,000  F5 Networks, Inc. *                                  771,540
    28,100  Foundry Networks, Inc. *                             511,701
    35,300  Interdigital, Inc. * (b)                             848,965
    41,600  Neutral Tandem, Inc. *                               771,264
                                                             $ 4,683,246
            Computer Hardware - 0.6 %
    41,500  Teradata Corp. *                                 $   809,250
            Computer Storage & Peripherals - 0.4 %
    59,600  Netezza Corp. *                                  $   649,044
            Electronic Manufacturing Services - 1.0 %
    39,000  IPG Photonics Corp. *                            $   760,890
    64,300  TTM Technologies, Inc. * (b)                         637,856
                                                             $ 1,398,746
            Total Technology Hardware & Equipment            $ 7,540,286
            Semiconductors - 2.2 %
            Semiconductor Equipment - 0.7 %
    37,600  Tessera Technologies, Inc. *                     $   614,384
    17,600  Varian Semiconductor Equipment Associates, Inc. *    442,112
                                                             $ 1,056,496
            Semiconductors - 1.5 %
    58,400  Actel Corp. *                                    $   728,832
    53,000  Pericom Semiconductor Corp. *                        556,500
    53,900  Sigma Designs, Inc. *  (b)                           766,458
                                                             $ 2,051,790
            Total Semiconductors                             $ 3,108,286
            Telecommunication Services - 0.5 %
            Wireless Telecommunication Services - 0.5 %
    19,600  Leap Wireless International, Inc. * (b)          $   746,760
            Total Telecommunication Services                 $   746,760
            Utilities - 1.0 %
            Electric Utilities - 0.6 %
    14,400  ITC Holdings Corp.                               $   745,488
            Independent Power Producer & Energy Traders - 0.4 %
    15,800  Ormat Technologies, Inc. (b)                     $   574,014
            Total Utilities                                  $ 1,319,502
            TOTAL COMMON STOCKS
            (Cost  $133,394,962)                             $ 119,418,725

            EXCHANGE TRADED FUND - 2.0 %
            Diversified Financials - 2.0 %
            Other Diversified Finance Services - 2.0 %
    39,500  iShares Russell 2000 Growth (b)                  $ 2,792,650
            Total Diversified Financials                     $ 2,792,650
            TOTAL EXCHANGE TRADED FUND
            (Cost  $2,908,703)                               $ 2,792,650

Principal
  Amount
            TEMPORARY CASH INVESTMENTS - 33.7 %
            Repurchase Agreement - 8.4 %
 2,315,000  Bank of America, 0.5%, dated 9/30/08, repurchase price of $2,315,000 plus accrued interest on 10/1/08 collateralized by the following:

            1,091,399 U.S. Treasury Bill, 0.0%, 1/15/09
            $1,210,239 U.S. Treasury Note, 3.875%, 5/15/10   $ 2,315,000

 2,320,000  Bank of America, 1.80%, dated 9/30/08, repurchase of $2,320,000 plus accrued interest on 10/1/08 collateralized by
            $2,566,005 Freddie Mac Giant, 5.5%, 1/1/38         2,320,000

 2,320,000  Barclays Plc, 2.25%, dated 9/30/08, repurchase pr of $2,320,000 plus accrued interest on 10/1/08 collateralized by the following:

            $2,838,953 Federal National Mortgage Association, 5.0%, 3/1/21 - 2/1/36
            $344,746 Freddie Mac Giant, 5.0%, 8/1/36           2,320,000

 2,320,000  Deutsche Bank, 2.25%, dated 9/30/08, repurchase p of $2,320,000 plus accrued interest on 10/1/08 collateralized by the following:

            $1,030,408 Freddie Mac Giant, 5.0-7.5%, 10/1/18-9/1/38
            $40,468 Federal Home Loan Mortgage Corp., 6.591%, 2/1/37
            $124,421 Federal National Mortgage Association (ARM), 4.574-5.502%, 10/1/15-5/1/36
            $2,190,366 Federal National Mortgage Association, 52,320,000

 2,320,000  JP Morgan Chase & Co., 1.70%, dated 9/30/08, repurchase price of $2,320,000 plus accrued interest on 10/1/08
            collateralized by $2,635,506 Federal National Mortgage
            Association, 4.5 - 6.5%, 6/1/23 - 9/1/38           2,320,000
            Total Repurchase Agreement                       $ 11,595,000
  Shares
            Securities Lending Collateral  - 25.3% (c)
            Certificates of Deposit:
607,160     Citibank, 2.73%, 10/30/08                        $   607,160
607,160     Abbey National Plc, 3.15%, 8/13/09                   607,160
607,447     Banco Santander NY, 3.09%, 12/22/08                  607,447
607,016     Bank of Nova Scotia, 3.18%, 5/5/09                   607,016
218,512     Bank of Scotland NY, 2.89%, 11/4/08                  218,512
969,594     Bank of Scotland NY, 3.03%, 6/5/09                   969,594
1,092,888   Barclays Bank, 3.18%, 5/27/09                      1,092,888
1,214,320   BNP Paribas NY,  2.72% 11/3/08                     1,214,320
121,268     Calyon NY, 2.69%, 1/16/09                            121,268
71,537      Calyon NY, 2.69%, 1/16/09                             71,537
1,092,888   DNB NOR Bank ASA NY, 2.9%, 6/8/09                  1,092,888
1,112,317   Intesa SanPaolo S.p.A., 2.72%, 5/22/09             1,112,317
70,245      NORDEA NY, 2.72%, 4/9/09                              70,245
58,248      NORDEA NY, 2.73%, 12/1/08                             58,248
910,740     Royal Bank of Canada NY, 3.0%, 8/7/09                910,740
607,160     Bank of Scotland NY, 3.06%, 3/5/09                   607,160
364,363     Bank of Scotland NY, 2.96%, 11/3/08                  364,363
1,214,320   Societe Generale, 3.28%, 9/4/09                    1,214,320
121,255     Skandinavian Enskilda Bank NY, 3.06%, 2/13/09        121,255
1,092,888   Svenska Bank NY, 2.7%, 7/8/09                      1,092,888
364,296     Toronto Dominion Bank NY, 2.75%, 11/5/08             364,296
607,160     Wachovia Corp., 2.79%, 10/30/08                      607,160
121,372     Wachovia Corp., 2.85%, 10/28/08                      121,372
                                                             $ 13,854,151
            Commercial Paper:
1,192,462   American Honda Finance Corp., 2.92%, 7/14/09     $ 1,192,462
1,211,215   ANZ Bank, 2.64%, 11/5/08                           1,211,215
1,214,320   Commonwealth Bank Australia, 3.02%, 7/16/09        1,214,320
121,053     Dexdel, 2.7%, 11/10/08                               121,053
1,208,497   JP Morgan Chase & Co., 1.42%, 12/3/08              1,208,497
121,117     Met Life, Inc., 2.7%, 11/3/08                        121,117
364,267     John Deere Capital Corp., 2.82%, 12/12/08            364,267
1,214,320   HSBC USA, Inc., 3.2%, 8/14/09                      1,214,320
1,214,320   Monumental Global Funding, Ltd., 3.2%, 8/17/09     1,214,320
1,092,888   New York Life Global, 2.98%, 9/4/09                1,092,888
115,614     Bank Bovespa NY, 2.79%, 3/12/09                      115,614
546,380     General Electric Capital Corp., 4.24%, 1/5/09        546,380
607,016     General Electric Capital Corp., 2.82%, 3/16/09       607,016
607,160     CME Group, Inc., 3.0%, 8/6/09                        607,160
224,579     IBM, 3.18%, 2/13/09                                  224,579
607,160     IBM, 3.18%, 6/26/09                                  607,160
1,092,888   Met Life Global Funding, 3.19%, 6/12/09            1,092,888
606,859     Macquarie Bank, Ltd., 2.55%, 10/8/08                 606,859
606,859     Macquarie Bank, Ltd., 2.55%, 10/8/08                 606,859
1,214,320   U.S. Bank, 2.912%, 8/24/09                         1,214,320
1,032,172   Westpac Banking Corp., 3.74%, 6/1/09               1,032,172
                                                             $ 16,215,460
            Tri-party Repurchase Agreements:
2,428,639   ABN Amro, 1.85%, 10/1/08                         $ 2,428,639
1,359,431   Barclays Capital Markets, 2.11%, 9/2/08            1,359,431
1,011,237   Deutsche Bank, 2.0%, 10/1/08                       1,011,237
                                                             $ 4,799,306
            Other:
134,580     ABS CFAT 2008-A A1, 3.005%, 4/27/09              $   134,580
            Total Securities Lending Collateral              $ 35,003,497

            TOTAL TEMPORARY CASH INVESTMENTS
            (Cost  $45,598,497)                              $ 46,598,497
            TOTAL INVESTMENT IN SECURITIES - 122.0%
            (Cost  $182,902,162)(a)                          $ 168,809,872
            OTHER ASSETS AND LIABILITIES - (22.0)%           $ (30,438,028)
            TOTAL NET ASSETS - 100.0%                        $ 138,371,844

        *   Non-income producing security.

      (a) At September 30, 2008, the net unrealized loss on investments based on cost for federal income tax purposes of $183,072,194 was as follows:

            Aggregate gross unrealized gain for all investments in which
            there is an excess of value over tax cost        $    22,635,555

            Aggregate gross unrealized loss for all investments in which
            there is an excess of tax cost over value            (36,897,877)

            Net unrealized loss                              $ (14,262,322)

      (b)   At September 30, 2008, the following securities were out on loan:

   Shares                      Description                        Value
     3,000  Abiomed, Inc. *                                  $    53,250
    16,000  Advent Software, Inc. *                              563,680
     2,000  Alliant Techsystems, Inc. *                          187,880
    15,000  Almost Family, Inc. *                                593,250
    46,000  American Commercial Lines *                          489,440
    33,000  BioMarin Pharmaceutical, Inc. *                      874,170
    16,000  Carrizo Oil & Gas, Inc. *                            580,320
    29,000  Commvault Systems *                                  349,450
    14,000  Concur Technologies, Inc. *                          535,640
    64,000  Cubist Pharmaceuticals, Inc. *                     1,422,720
    10,900  Dolan Media Co. *                                    109,981
    23,300  Dynamic Materials Corp.                              540,793
    38,000  Ehealth, Inc. *                                      608,000
    88,000  Enzon, Inc. *                                        649,440
   111,600  Falconstor Software, Inc. *                          598,176
    21,523  Fuel Systems Solutions, Inc. *                       741,467
    29,200  Hansen Natural Corp. *                               883,300
    18,500  J.B. Hunt Transport Services, Inc. *                 617,345
     1,100  Integra Lifesciences Holdings *                       48,433
    32,600  Interdigital, Inc. *                                 784,030
    24,500  iShares Russell 2000 Growth                        1,732,640
    25,900  J. Crew Group, Inc. *                                739,963
     9,600  K12, Inc. *                                          254,400
    16,000  Kansas City Southern Industries, Inc. *              709,760
     8,300  Kendle International, Inc. *                         371,093
    21,000  KV Pharmaceuticals  *                                476,910
    15,300  Leap Wireless International, Inc. *                  582,930
    25,200  Martek Biosciences Corp.                             791,784
     3,700  The Middleby Corp. *                                 200,947
   100,000  Nighthawk Radiology Holdings, Inc. *                 722,000
     7,000  Nordson Corp.                                        343,770
    86,500  Northern Oil & Gas, Inc. *                           550,140
    15,200  NuVasive, Inc. *                                     749,816
     3,000  Orbital Sciences Corp. *                              71,910
    15,300  Ormat Technologies, Inc.                             555,849
    17,000  OSI Pharmaceuticals, Inc. *                          837,930
    53,000  PetsMed Express, Inc. *                              832,100
    46,500  Petroquest Energy, Inc. *                            713,775
     9,000  Priceline.com, Inc. *                                615,870
    18,100  Quality Systems, Inc.                                764,906
     5,000  Rollins, Inc. *                                       94,900
    51,000  Sigma Designs, Inc. *                                725,220
    23,000  Sonosite, Inc. *                                     722,200
    31,100  True Religion Apparel, Inc. *                        803,935
    48,000  TTM Technologies, Inc. *                             476,160
    44,050  Vector Group, Ltd.                                   777,923
    29,290  Verifone Holdings, Inc. *                            484,457
    21,000  VistaPrint, Ltd.*                                    689,640
    10,000  Vivus, Inc. *                                         79,400
     2,200  Wabtec Corp. *                                       112,706
    21,300  WMS Industries, Inc. *                               651,141
    17,000  Woodward Governor Co. *                              599,590
    23,000  Zumiez, Inc. *                                       379,040
            Total                                            $ 30,445,570

      (c)   Securities lending collateral is managed by Credit Suisse.


            FAS 157 Footnote Disclosures
            Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
            Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
            Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
            Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

            The following is a summary of the inputs used as of September
                30, 2008, in valuing the Fund's assets:

Valuation Inputs                                               Investmen  Other
Financial
                                                               in Securi
Instruments
Level 1 - Quoted Prices                                      $122,211,375
Level 2 - Other Significant Observable Inputs                  46,598,497
Level 3 - Significant Unobservable Inputs
Total                                                        $168,809,872


             Pioneer Ibbotson Aggressive Allocation VCT Portfolio
             SCHEDULE OF INVESTMENTS 9/30/08 (UNAUDITED)

 Shares                                                           Value
             MUTUAL FUNDS - 100.6%
             NON-PIONEER FUNDS - 19.7%
  26,895     AIM Trimark Small Companies Fund Institutional Class 313,063
  18,862     AIM Global Real Estate Fund Institutional Class      196,921
  37,357     AIM Global Aggressive Growth Fund Institutional Clas 620,877
   7,836     AIM International Growth Fund Institutional Class    188,131
  20,657     BlackRock Fundamental Growth Fund Institutional Clas 390,003
   6,141     BlackRock Value Opportunities Fund Institutional Cla 107,225
  26,639     Oppenheimer Commodity Strategy Total Return Fund Cla 192,334
                Total Investments in Non-Pioneer Funds
                (Cost $2,514,045)                                2,008,554

             PIONEER FUNDS - 80.9%
  46,678     Pioneer Bond Fund Class Y                            406,096
  29,336     Pioneer Cullen Value Fund Class Y                    519,250
  16,372     Pioneer Emerging Markets Fund Class Y                419,606
  10,942     Pioneer Equity Income Fund Class Y                   280,872
  15,549     Pioneer Europe Select Equity Fund Class Y            374,574
  26,432     Pioneer Fund Class Y                                1,027,139
  10,615     Pioneer Global High Yield Fund Class Y               102,864
  22,967     Pioneer Growth Opportunities Fund Class Y            468,305
  61,024     Pioneer Independence Fund Class Y                    529,686
  33,425     Pioneer International Equity Fund Class Y            604,329
  21,616     Pioneer Mid-Cap Growth Fund Class Y                  252,472
  29,834     Pioneer Mid-Cap Value Fund Class Y                   587,135
  26,772     Pioneer Oak Ridge Large Cap Growth Fund Class Y      293,421
  16,061     Pioneer Real Estate Shares Fund Class Y              346,764
 158,886     Pioneer Research Fund Class Y                       1,315,577
   2,188     Pioneer Short Term Income Fund Class Y                20,564
  18,569     Pioneer Small Cap Value Fund Class Y                 375,091
  25,809     Pioneer Value Fund Class Y                           297,837
                Total Investments in Pioneer Funds
                (Cost $10,345,449)                               8,221,582

             TOTAL INVESTMENTS IN SECURITIES - 100.6%
             (Cost $12,859,494)(a)                               10,230,136
             OTHER ASSETS AND LIABILITIES - (0.6%)                (62,719)
             TOTAL NET ASSETS - 100.0%                           10,167,417

(a) At September 30, 2008, the net unrealized loss on investments based on cost for federal tax purposes of $12,859,494 was as follows:

        Aggregate gross unrealized gain for all investments in which
             there is an excess of value over tax cost                  0
        Aggregate gross unrealized loss for all investments in which
             there is an excess of tax cost over value           (2,629,358)
        Net unrealized loss                                      (2,629,358)


FAS 157 Footnote Disclosures

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)
The following is a summary of the inputs used as of September 30, 2008, in valuing the Fund's assets:

             Valuation Inputs                          Investments in Securities
             Level 1 - Quoted Prices                    $10,230,136
             Level 2 - Other Significant Observable Inp $   -
             Level 3 - Significant Unobservable Inputs      -
             Total                                      $10,230,136


             Pioneer Ibbotson Growth Allocation VCT Portfolio
             SCHEDULE OF INVESTMENTS 9/30/08 (UNAUDITED)

 Shares                                                              Value
             MUTUAL FUNDS - 100.1%
             NON-PIONEER FUNDS - 19.0%
 603,663     AIM Trimark Small Companies Fund Institutional Clas   7,026,642
 335,186     AIM Global Real Estate Fund Institutional Class       3,499,340
 662,371     AIM Global Aggressive Growth Fund Institutional Cla  11,008,602
 188,264     AIM International Growth Fund Institutional Class     4,520,227
 470,302     BlackRock Fundamental Growth Fund Institutional Cla   8,879,300
 295,112     BlackRock International Index Fund Institutional Cl   3,334,764
 133,357     BlackRock Value Opportunities Fund Institutional Cl   2,328,420
 617,370     Oppenheimer Commodity Strategy Total Return Fund Cl   4,457,415
                Total Investments in Non-Pioneer Funds
                (Cost $55,428,521)                                45,054,710

             PIONEER FUNDS - 81.1%
2,548,971    Pioneer Bond Fund Class Y                            22,176,045
 675,909     Pioneer Cullen Value Fund Class Y                    11,963,593
 322,871     Pioneer Emerging Markets Fund Class Y                 8,275,176
 204,256     Pioneer Equity Income Fund Class Y                    5,243,247
 185,984     Pioneer Europe Select Equity Fund Class Y             4,480,356
 492,965     Pioneer Fund Class Y                                 19,156,636
 755,116     Pioneer Global High Yield Fund Class Y                7,317,072
  20,074     Pioneer Government Income Fund Class Y                  190,504
 437,984     Pioneer Growth Opportunities Fund Class Y             8,930,486
 390,394     Pioneer High Yield Fund Class Y                       3,415,943
 982,652     Pioneer Independence Fund Class Y                     8,529,421
 493,685     Pioneer International Equity Fund Class Y             8,925,822
 361,033     Pioneer Mid-Cap Growth Fund Class Y                   4,216,871
 588,101     Pioneer Mid-Cap Value Fund Class Y                   11,573,819
 496,418     Pioneer Oak Ridge Large Cap Growth Fund Class Y       5,440,740
 294,596     Pioneer Real Estate Shares Fund Class Y               6,360,328
2,585,578    Pioneer Research Fund Class Y                        21,408,587
1,801,525    Pioneer Short Term Income Fund Class Y               16,934,339
 460,597     Pioneer Small Cap Value Fund Class Y                  9,304,052
 253,361     Pioneer Strategic Income Fund Class Y                 2,477,867
 480,764     Pioneer Value Fund Class Y                            5,548,017
                Total Investments in Pioneer Funds
                (Cost $234,520,965)                              191,868,921

             TOTAL INVESTMENTS IN SECURITIES - 100.1%
             (Cost $289,949,486)(a)                              236,923,631
             OTHER ASSETS AND LIABILITIES - (0.1%)                  (269,193)
             TOTAL NET ASSETS - 100.0%                           236,654,438

(a) At September 30, 2008, the net unrealized loss on investments based on cost for federal tax purposes of $289,949,487 was as follows:

        Aggregate gross unrealized gain for all investments in which
             there is an excess of value over tax cost                 4,805
        Aggregate gross unrealized loss for all investments in which
             there is an excess of tax cost over value           (53,030,660)
        Net unrealized loss                                      (53,025,855)

FAS 157 Footnote Disclosures

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)
The following is a summary of the inputs used as of September 30, 2008, in valuing the Fund's assets:

             Valuation Inputs                         Investments in Securities
             Level 1 - Quoted Prices                   $    236,923,631
             Level 2 - Other Significant Observable In $    -
             Level 3 - Significant Unobservable Inputs
             Total                                     $    236,923,631


            Pioneer Ibbotson Moderate Allocation VCT Portfolio
            SCHEDULE OF INVESTMENTS 9/30/08 (UNAUDITED)

  Shares                                                            Value
            MUTUAL FUNDS - 100%
            NON-PIONEER FUNDS - 16.8%
  256,806   AIM Trimark Small Companies Fund Institutional Class  2,989,228
  138,337   AIM Global Real Estate Fund Institutional Class       1,444,241
  319,577   AIM Global Aggressive Growth Fund Institutional Class 5,311,370
  115,421   AIM International Growth Fund Institutional Class     2,771,260
  227,296   BlackRock Fundamental Growth Fund Institutional Class 4,291,351
  357,712   BlackRock International Index Fund Institutional Class4,042,142
   85,743   BlackRock Value Opportunities Fund Institutional Class1,497,072
  282,400   Oppenheimer Commodity Strategy Total Return Fund Class2,038,931
   47,711   Oppenheimer Main Street Small-Cap Fund Class Y          840,197
               Total Investments in Non-Pioneer Funds
               (Cost $31,531,991)                                 25,225,792

            PIONEER FUNDS - 83.2%
2,244,827   Pioneer Bond Fund Class Y                             19,529,991
  412,464   Pioneer Cullen Value Fund Class Y                     7,300,604
   96,089   Pioneer Emerging Markets Fund Class Y                 2,462,756
   56,842   Pioneer Europe Select Equity Fund Class Y             1,369,314
  361,250   Pioneer Floating Rate Fund Class Y                    2,319,222
  316,875   Pioneer Fund Class Y                                  12,313,763
  857,899   Pioneer Global High Yield Fund Class Y                8,313,039
  156,191   Pioneer Growth Opportunities Fund Class Y             3,184,732
  476,707   Pioneer High Yield Fund Class Y                       4,171,190
  594,706   Pioneer Independence Fund Class Y                     5,162,049
  191,452   Pioneer International Equity Fund Class Y             3,461,456
  179,743   Pioneer Mid-Cap Growth Fund Class Y                   2,099,394
  210,331   Pioneer Mid-Cap Value Fund Class Y                    4,139,320
  304,903   Pioneer Oak Ridge Large Cap Growth Fund Class Y       3,341,739
  151,684   Pioneer Real Estate Shares Fund Class Y               3,274,861
1,610,881   Pioneer Research Fund Class Y                         13,338,096
2,054,960   Pioneer Short Term Income Fund Class Y                19,316,627
  183,309   Pioneer Small Cap Value Fund Class Y                  3,702,842
  325,007   Pioneer Strategic Income Fund Class Y                 3,178,568
  279,789   Pioneer Value Fund Class Y                            3,228,760
               Total Investments in Pioneer Funds
               (Cost $146,915,923)                                125,208,323

            TOTAL INVESTMENTS IN SECURITIES - 100%
            (Cost $178,447,914)(a)                                150,434,115
            OTHER ASSETS AND LIABILITIES - (0.0%)                   (42,025)
            TOTAL NET ASSETS - 100.0%                             150,392,090

(a) At September 30, 2008, the net unrealized loss on investments based on cost for federal tax purposes of $178,447,914 was as follows:

        Aggregate gross unrealized gain for all investments in which
             there is an excess of value over tax cost                    0
        Aggregate gross unrealized loss for all investments in which
             there is an excess of tax cost over value            (28,013,799)
        Net unrealized loss                                       (28,013,799)


FAS 157 Footnote Disclosures

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)
The following is a summary of the inputs used as of September 30, 2008, in valuing the Fund's assets:

            Valuation Inputs                      Investments in Securities
            Level 1 - Quoted Prices                $ 150,434,115
            Level 2 - Other Significant Observable $  -
            Level 3 - Significant Unobservable Inputs -
            Total                                  $ 150,434,115


           Pioneer Independence VCT Portfolio VA-US
           Schedule of Investments  9/30/08 (unaudited)

 Shares                                                            Value

           COMMON STOCKS - 99.7 %
           Energy - 10.5 %
           Integrated Oil & Gas - 3.4 %
   14,600  Petrobras Brasileiro (A.D.R.) *                     $   546,332
           Oil & Gas Drilling - 2.9 %
    1,200  Diamond Offshore Drilling, Inc.                     $   123,672
    3,000  Transocean Offshore, Inc. *                             329,520
                                                               $   453,192
           Oil & Gas Equipment & Services - 4.2 %
    6,600  National-Oilwell Varco, Inc. *                      $   331,518
   13,700  Weatherford International, Inc. *                       344,418
                                                               $   675,936
           Total Energy                                        $ 1,675,460
           Materials - 5.0 %
           Diversified Metals & Mining - 4.4 %
   12,300  Freeport-McMoRan Copper & Gold, Inc. (Class B)      $   699,255
           Industrial Gases - 0.6 %
    1,300  Praxair, Inc.                                       $    92,846
           Total Materials                                     $   792,101
           Capital Goods - 16.5 %
           Aerospace & Defense - 13.2 %
    9,300  Boeing Co.                                          $   533,355
    2,200  General Dynamics Corp.                                  161,964
   13,000  Honeywell International, Inc.                           540,150
    1,700  L-3 Communications Holdings, Inc.                       167,144
   11,800  United Technologies Corp.                               708,708
                                                               $ 2,111,321
           Electrical Component & Equipment - 3.3 %
    1,000  First Solar, Inc. *                                 $   188,910
    9,400  Suntech Power Holdings (A.D.R.) * (b)                   337,178
                                                               $   526,088
           Total Capital Goods                                 $ 2,637,409
           Transportation - 5.0 %
           Airlines - 5.0 %
   31,900  Continental Airlines (Class B) *                    $   532,092
   35,300  Delta Air Lines, Inc. * (b)                             262,985
                                                               $   795,077
           Total Transportation                                $   795,077
           Consumer Durables & Apparel - 1.0 %
           Footwear - 1.0 %
    2,500  Nike, Inc.                                          $   167,250
           Total Consumer Durables & Apparel                   $   167,250
           Consumer Services - 1.6 %
           Hotels, Resorts & Cruise Lines - 1.6 %
    9,100  Starwood Hotels & Resorts                           $   256,074
           Total Consumer Services                             $   256,074
           Media - 2.5 %
           Movies & Entertainment - 2.5 %
   12,900  The Walt Disney Co.                                 $   395,901
           Total Media                                         $   395,901
           Retailing - 2.0 %
           Apparel Retail - 2.0 %
   10,700  TJX Co., Inc. (b)                                   $   326,564
           Total Retailing                                     $   326,564
           Food & Drug Retailing - 1.3 %
           Drug Retail - 1.3 %
    6,400  CVS Corp.                                           $   215,424
           Total Food & Drug Retailing                         $   215,424
           Food, Beverage & Tobacco - 2.1 %
           Packaged Foods & Meats - 0.6 %
    1,300  General Mills, Inc.                                 $    89,336
           Soft Drinks - 1.5 %
    4,700  Coca-Cola Co.                                       $   248,536
           Total Food, Beverage & Tobacco                      $   337,872
           Health Care Equipment & Services - 0.8 %
           Health Care Equipment - 0.8 %
    9,417  Insulet Corp. * (b)                                 $   131,085
           Total Health Care Equipment & Services              $   131,085
           Pharmaceuticals & Biotechnology - 8.9 %
           Biotechnology - 2.4 %
    8,500  Gilead Sciences, Inc. *                             $   387,430
           Life Sciences Tools & Services - 0.7 %
    3,000  AMAG Pharmaceuticals, Inc. * (b)                    $   116,190
           Pharmaceuticals - 5.8 %
   40,500  Bristol-Myers Squibb Co.                            $   844,425
   10,600  Cardiome Pharma Corp. *                                  80,560
                                                               $   924,985
           Total Pharmaceuticals & Biotechnology               $ 1,428,605
           Diversified Financials - 5.3 %
           Investment Banking & Brokerage - 1.8 %
      754  Goldman Sachs Group, Inc. *                         $    96,512
    4,400  Lazard, Ltd.                                            188,144
                                                               $   284,656
           Specialized Finance - 3.5 %
    7,000  IntercontinentalExchange, Inc. *                    $   564,760
           Total Diversified Financials                        $   849,416
           Software & Services - 9.5 %
           Internet Software & Services - 4.2 %
    4,000  Akamai Technologies *                               $    69,760
    1,500  Google, Inc. *                                          600,780
                                                               $   670,540
           Systems Software - 5.3 %
    7,800  BMC Software, Inc. *                                $   223,314
    3,800  McAfee, Inc. *                                          129,048
   24,800  Oracle Corp. *                                          503,688
                                                               $   856,050
           Total Software & Services                           $ 1,526,590
           Technology Hardware & Equipment - 12.8 %
           Communications Equipment - 3.5 %
   13,820  F5 Networks, Inc. *                                 $   323,112
   19,200  Riverbed Technogoly, Inc. * (b)                         240,384
                                                               $   563,496
           Computer Hardware - 4.4 %
    6,100  Apple, Inc. *                                       $   693,326
           Computer Storage & Peripherals - 4.9 %
   44,000  EMC Corp. * (b)                                     $   526,240
   14,300  Net App, Inc. *                                         260,689
                                                               $   786,929
           Total Technology Hardware & Equipment               $ 2,043,751
           Semiconductors - 14.9 %
           Semiconductor Equipment - 4.1 %
   30,900  Applied Materials, Inc.                             $   467,517
    7,000  MEMC Electronic Materials, Inc. *                       197,820
                                                               $   665,337
           Semiconductors - 10.8 %
   26,000  Broadcom Corp. * (b)                                $   484,380
   41,700  Intel Corp.                                             781,041
   28,494  SGC Holding Corp. *                                     192,619
   28,700  Taiwan Semiconductor Manufacturing Co. (A.D.R.)         268,919
                                                               $ 1,726,959
           Total Semiconductors                                $ 2,392,296
           TOTAL COMMON STOCKS                                 $ 15,970,875
           (Cost  $18,359,115)
Principal
Amount ($)
           TEMPORARY CASH INVESTMENTS - 13.5 %
           Securities Lending Collateral  - 13.5 % (c)
           Certificates of Deposit:
  37,402   Citibank, 2.73%, 10/30/08                           $    37,402
  37,402   Abbey National Plc, 3.15%, 8/13/09                       37,402
  37,420   Banco Santander NY, 3.09%, 12/22/08                      37,420
  37,393   Bank of Nova Scotia, 3.18%, 5/5/09                       37,393
  13,461   Bank of Scotland NY, 2.89%, 11/4/08                      13,461
  59,728   Bank of Scotland NY, 3.03%, 6/5/09                       59,728
  67,323   Barclays Bank, 3.18%, 5/27/09                            67,323
  74,804   BNP Paribas NY,  2.72% 11/3/08                           74,804
   7,470   Calyon NY, 2.69%, 1/16/09                                 7,470
   4,407   Calyon NY, 2.69%, 1/16/09                                 4,407
  67,323   DNB NOR Bank ASA NY, 2.9%, 6/8/09                        67,323
  68,520   Intesa SanPaolo S.p.A., 2.72%, 5/22/09                   68,520
   4,327   NORDEA NY, 2.72%, 4/9/09                                  4,327
   3,588   NORDEA NY, 2.73%, 12/1/08                                 3,588
  56,103   Royal Bank of Canada NY, 3.0%, 8/7/09                    56,103
  37,402   Bank of Scotland NY, 3.06%, 3/5/09                       37,402
  22,445   Bank of Scotland NY, 2.96%, 11/3/08                      22,445
  74,804   Societe Generale, 3.28%, 9/4/09                          74,804
   7,469   Skandinavian Enskilda Bank NY, 3.06%, 2/13/09             7,469
  67,323   Svenska Bank NY, 2.7%, 7/8/09                            67,323
  22,441   Toronto Dominion Bank NY, 2.75%, 11/5/08                 22,441
  37,402   Wachovia Corp., 2.79%, 10/30/08                          37,402
   7,477   Wachovia Corp., 2.85%, 10/28/08                           7,477
                                                               $   853,433
           Commercial Paper:
  73,457   American Honda Finance Corp., 2.92%, 7/14/09        $    73,457
  74,612   ANZ Bank, 2.64%, 11/5/08                                 74,612
  74,804   Commonwealth Bank Australia, 3.02%, 7/16/09              74,804
   7,457   Dexdel, 2.7%, 11/10/08                                    7,457
  74,445   JP Morgan Chase & Co., 1.42%, 12/3/08                    74,445
   7,461   Met Life, Inc., 2.7%, 11/3/08                             7,461
  22,439   John Deere Capital Corp., 2.82%, 12/12/08                22,439
  74,804   HSBC USA, Inc., 3.2%, 8/14/09                            74,804
  74,804   Monumental Global Funding, Ltd., 3.2%, 8/17/09           74,804
  67,323   New York Life Global, 2.98%, 9/4/09                      67,323
   7,122   Bank Bovespa NY, 2.79%, 3/12/09                           7,122
  33,658   General Electric Capital Corp., 4.24%, 1/5/09            33,658
  37,393   General Electric Capital Corp., 2.82%, 3/16/09           37,393
  37,402   CME Group, Inc., 3.0%, 8/6/09                            37,402
  13,834   IBM, 3.18%, 2/13/09                                      13,834
  37,402   IBM, 3.18%, 6/26/09                                      37,402
  67,323   Met Life Global Funding, 3.19%, 6/12/09                  67,323
  37,383   Macquarie Bank, Ltd., 2.55%, 10/8/08                     37,383
  37,383   Macquarie Bank, Ltd., 2.55%, 10/8/08                     37,383
  74,804   U.S. Bank, 2.912%, 8/24/09                               74,804
  63,583   Westpac Banking Corp., 3.74%, 6/1/09                     63,583
                                                               $   998,893
           Tri-party Repurchase Agreements:
 149,607   ABN Amro, 1.85%, 10/1/08                            $   149,607
  83,743   Barclays Capital Markets, 2.11%, 10/1/08                 83,743
  62,293   Deutsche Bank, 2.0%, 10/1/08                             62,293
                                                               $   295,643
           Other:
   8,290   ABS CFAT 2008-A A1, 3.005%, 4/27/09                 $     8,290
           Total Securities Lending Collateral                 $ 2,156,260
           TOTAL TEMPORARY CASH INVESTMENTS                    $ 2,156,260
           (Cost  $2,156,260)
           TOTAL INVESTMENT IN SECURITIES - 113.2 %            $ 18,127,135
           (Cost  $20,515,375)(a)
           OTHER ASSETS AND LIABILITIES - 13.2 %               $ (2,111,466)
           TOTAL NET ASSETS - 100.0 %                          $ 16,015,669

(A.D.R.)   American Depositary Receipt

       *   Non-income producing security.

     (a) At September 30, 2008, the net unrealized loss on investments based on cost for federal income tax purposes of $20,568,746 was as follows:

           Aggregate gross unrealized gain for all investments in which
           there is an excess of value over tax cost           $ 1,756,794

           Aggregate gross unrealized loss for all investments in which
           there is an excess of tax cost over value             (4,198,405)

           Net unrealized loss                                 $ (2,441,611)

     (b)   At September 30, 2008, the following securities were out on loan:

Principal
Amount ($)                     Description                          Value
   2,900   AMAG Pharmaceuticals, Inc. *                        $  112,317
  17,000   Broadcom Corp. *                                       316,710
  34,700   Delta Air Lines, Inc. *                                258,515
  43,000   EMC Corp. *                                            514,280
   8,720   Insulet Corp. *                                        121,382
  15,000   Riverbed Technogoly, Inc. *                            187,800
   8,500   Suntech Power Holdings (A.D.R.) *                      304,895
  10,000   TJX Co., Inc.                                          305,200
   1,800   Zions Bancorporation **                                 69,660
           Total                                               $ 2,190,759

      **   Indicates a pending sale at 9/30/08.

     (c)   Securities lending collateral is managed by Credit Suisse.

           FAS 157 Footnote Disclosures
           Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
           Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
           Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
           Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

           The following is a summary of the inputs used as of September
               30, 2008, in valuing the Fund's assets:

Valuation Inputs                                                 InvestmenOther
Finan
                                                                 in
SecuriInstruments
Level 1 - Quoted Prices                                        $15,970,875
Level 2 - Other Significant Observable Inputs                    2,156,260
Level 3 - Significant Unobservable Inputs
Total                                                          $18,127,135


            Pioneer Mid-Cap Value VCT Portfolio
            Schedule of Investments  9/30/08 (unaudited)


  Shares                                                           Value
            COMMON STOCKS - 97.3 %
            Energy - 4.9 %
            Coal & Consumable Fuels - 0.4 %
    24,350  Massey Energy Co.                                  $   868,565
            Integrated Oil & Gas - 0.9 %
    55,070  USX-Marathon Group, Inc.                           $ 2,195,641
            Oil & Gas Drilling - 0.9 %
    36,860  ENSCO International, Inc.                          $ 2,124,242
            Oil & Gas Equipment & Services - 0.5 %
    44,724  Weatherford International, Inc. *                  $ 1,124,361
            Oil & Gas Exploration & Production - 0.6 %
    16,370  Devon Energy Corp.                                 $ 1,492,944
            Oil & Gas Storage & Transportation - 1.6 %
   309,590  El Paso Corp. (b)                                  $ 3,950,368
            Total Energy                                       $ 11,756,121
            Materials - 5.5 %
            Diversified Chemical - 0.6 %
    46,100  Dow Chemical Co.                                   $ 1,465,058
            Diversified Metals & Mining - 0.4 %
    18,174  Freeport-McMoRan Copper & Gold, Inc. (Class B)     $ 1,033,192
            Fertilizers & Agricultural Chemicals - 0.4 %
    18,280  Agrium, Inc.                                       $ 1,025,142
            Gold - 0.6 %
    36,867  Newmont Mining Corp.                               $ 1,428,965
            Industrial Gases - 1.0 %
    34,700  Air Products & Chemicals, Inc.                     $ 2,376,603
            Metal & Glass Containers - 2.2 %
   134,341  Ball Corp.                                         $ 5,305,126
            Specialty Chemicals - 0.3 %
    15,327  International Flavor & Fragrances, Inc. *          $   604,803
            Total Materials                                    $ 13,238,889
            Capital Goods - 3.3 %
            Construction & Engineering - 1.0 %
   152,216  KBR, Inc.                                          $ 2,324,338
            Trading Companies & Distributors - 2.3 %
    64,254  W.W. Grainger, Inc.                                $ 5,588,170
            Total Capital Goods                                $ 7,912,508
            Commercial Services & Supplies - 6.8 %
            Diversified Commercial Services - 2.3 %
   161,890  Equifax, Inc. *                                    $ 5,577,111
            Environmental & Facilities Services - 2.8 %
    48,868  Republic Services, Inc.                            $ 1,465,063
   169,542  Waste Management, Inc. * (b)                         5,338,878
                                                               $ 6,803,941
            Office Services & Supplies - 1.7 %
    91,820  Avery Dennison Corp. (b)                           $ 4,084,154
            Total Commercial Services & Supplies               $ 16,465,206
            Consumer Durables & Apparel - 2.6 %
            Apparel, Accessories & Luxury Goods - 0.6 %
    86,000  Liz Claiborne, Inc. (b)                            $ 1,412,980
            Homebuilding - 0.8 %
   146,110  D.R. Horton, Inc. (b)                              $ 1,902,352
            Housewares & Specialties - 1.2 %
    49,264  Fortune Brands, Inc.                               $ 2,825,783
            Total Consumer Durables & Apparel                  $ 6,141,115
            Consumer Services - 1.0 %
            Casinos & Gaming - 1.0 %
    86,370  MGM Mirage *  (b)                                  $ 2,461,545
            Total Consumer Services                            $ 2,461,545
            Media - 5.7 %
            Advertising - 2.7 %
   823,394  The Interpublic Group of Companies, Inc. * (b)     $ 6,381,304
            Broadcasting - 1.1 %
   178,770  CBS Corp. (Class B) (b)                            $ 2,606,467
            Movies & Entertainment - 1.9 %
    70,550  The Walt Disney Co.                                $ 2,165,180
    98,662  Viacom, Inc. (Class B) *                             2,450,764
                                                               $ 4,615,944
            Total Media                                        $ 13,603,715
            Retailing - 2.0 %
            Apparel Retail - 1.4 %
    18,060  Abercrombie & Fitch Co.                            $   712,467
   133,982  Gap, Inc.                                            2,382,200
    12,040  The Limited Brands, Inc.                               208,533
                                                               $ 3,303,200
            Department Stores - 0.6 %
    48,075  J.C. Penney Co., Inc.                              $ 1,602,821
            Total Retailing                                    $ 4,906,021
            Food & Drug Retailing - 2.5 %
            Food Retail - 2.5 %
    73,669  Kroger Co.                                         $ 2,024,424
   172,411  Safeway, Inc.                                        4,089,589
                                                               $ 6,114,013
            Total Food & Drug Retailing                        $ 6,114,013
            Food, Beverage & Tobacco - 3.4 %
            Brewers - 1.0 %
    51,832  Molson Coors Brewing Co. (Class B) (b)             $ 2,423,146
            Packaged Foods & Meats - 0.7 %
    34,100  The J.M. Smucker Co.                               $ 1,728,529
            Tobacco - 1.7 %
    54,978  Lorillard, Inc.                                    $ 3,911,685
            Total Food, Beverage & Tobacco                     $ 8,063,360
            Household & Personal Products - 2.6 %
            Household Products - 0.7 %
    21,500  Energizer Holdings, Inc. *                         $ 1,731,825
            Personal Products - 1.9 %
    92,180  Estee Lauder Co.                                   $ 4,600,704
            Total Household & Personal Products                $ 6,332,529
            Health Care Equipment & Services - 7.0 %
            Health Care Distributors - 0.9 %
    42,800  Cardinal Health, Inc.                              $ 2,109,184
            Health Care Equipment - 0.8 %
    29,200  Zimmer Holdings, Inc. *                            $ 1,885,152
            Health Care Services - 2.7 %
   231,799  Omnicare, Inc.                                     $ 6,668,857
            Health Care Supplies - 1.0 %
    67,466  Cooper Companies, Inc. (b)                         $ 2,345,118
            Managed Health Care - 1.6 %
    46,063  Aetna, Inc.                                        $ 1,663,335
    64,000  CIGNA Corp. *                                        2,174,720
                                                               $ 3,838,055
            Total Health Care Equipment & Services             $ 16,846,366
            Pharmaceuticals & Biotechnology - 2.5 %
            Pharmaceuticals - 2.5 %
    55,050  Barr Laboratorie, Inc. *                           $ 3,594,765
    81,873  Forest Laboratories, Inc. *                          2,315,368
                                                               $ 5,910,133
            Total Pharmaceuticals & Biotechnology              $ 5,910,133
            Banks - 6.2 %
            Regional Banks - 3.7 %
    37,850  City National Corp. (b)                            $ 2,055,255
    91,349  KeyCorp (b)                                          1,090,707
    67,928  Marshall & Ilsley Corp.                              1,368,749
    43,187  PNC Bank Corp.                                       3,226,069
    30,590  Zions Bancorporation (b)                             1,183,833
                                                               $ 8,924,613
            Thrifts & Mortgage Finance - 2.5 %
   149,300  New York Community Bancorp, Inc.(b)                $ 2,503,761
   183,730  People's Bank                                        3,536,803
                                                               $ 6,040,564
            Total Banks                                        $ 14,965,177
            Diversified Financials - 5.1 %
            Asset Management & Custody Banks - 2.4 %
    21,900  Franklin Resources, Inc.                           $ 1,930,047
   103,836  Legg Mason, Inc. (b)                                 3,951,998
                                                               $ 5,882,045
            Investment Banking & Brokerage - 1.5 %
    82,835  Lazard, Ltd.                                       $ 3,542,025
            Specialized Finance - 1.2 %
     7,800  CME Group, Inc. (b)                                $ 2,897,778
            Total Diversified Financials                       $ 12,321,848
            Insurance - 10.5 %
            Insurance Brokers - 2.5 %
   132,229  Aon Corp.                                          $ 5,945,016
            Life & Health Insurance - 5.1 %
    58,380  Lincoln National Corp.                             $ 2,499,248
   390,089  Unum Group                                           9,791,234
                                                               $ 12,290,482
            Property & Casualty Insurance - 1.3 %
   176,939  Progressive Corp. *                                $ 3,078,739
            Reinsurance - 1.6 %
    76,382  Renaissancere Holdings, Ltd.                       $ 3,971,864
            Total Insurance                                    $ 25,286,101
            Real Estate - 5.0 %
            Diversified Real Estate Investment Trust - 0.7 %
    18,800  Vornado Realty Trust (b)                           $ 1,709,860
            Industrial Real Estate Investment Trust - 0.5 %
    30,080  ProLogis Trust (b)                                 $ 1,241,402
            Mortgage Real Estate Investment Trust - 1.4 %
   255,745  Annaly Capital Management, Inc.                    $ 3,439,770
            Office Real Estate Investment Trust - 0.7 %
    16,970  Boston Properties, Inc. (b)                        $ 1,589,410
            Residential Real Estate Investment Trust - 0.7 %
    36,400  Equity Residential Property Trust                  $ 1,616,524
            Specialized Real Estate Investment Trust - 1.0 %
    24,340  Public Storage, Inc.                               $ 2,409,903
            Total Real Estate                                  $ 12,006,869
            Software & Services - 2.1 %
            Data Processing & Outsourced Services - 2.1 %
   123,338  Computer Sciences Corp. *                          $ 4,956,954
            Total Software & Services                          $ 4,956,954
            Technology Hardware & Equipment - 6.4 %
            Computer Hardware - 4.9 %
   146,320  Dell, Inc. *                                       $ 2,411,354
   210,080  NCR Corp. *                                          4,632,264
   237,920  Teradata Corp. *                                     4,639,440
                                                               $ 11,683,058
            Office Electronics - 1.5 %
   319,723  Xerox Corp.                                        $ 3,686,406
            Total Technology Hardware & Equipment              $ 15,369,464
            Semiconductors - 2.1 %
            Semiconductor Equipment - 0.9 %
   144,110  Applied Materials, Inc.                            $ 2,180,384
            Semiconductors - 1.2 %
    66,760  Analog Devices, Inc.                               $ 1,759,126
    61,061  National Semiconductor Corp.                         1,050,860
                                                               $ 2,809,986
            Total Semiconductors                               $ 4,990,370
            Utilities - 10.2 %
            Electric Utilities - 3.8 %
    76,616  American Electric Power Co., Inc. *                $ 2,837,090
    85,543  Edison International                                 3,413,166
    43,191  Firstenergy Corp.                                    2,893,365
                                                               $ 9,143,621
            Gas Utilities - 1.3 %
    73,601  Questar Corp.                                      $ 3,011,753
            Independent Power Producer & Energy Traders - 0.6 %
    61,300  NRG Energy, Inc. *                                 $ 1,517,175
            Multi-Utilities - 4.5 %
   120,788  NSTAR                                              $ 4,046,398
    65,784  Public Service Enterprise Group, Inc.                2,157,057
    91,910  Sempra Energy                                        4,638,698
                                                               $ 10,842,153
            Total Utilities                                    $ 24,514,702
            TOTAL COMMON STOCKS
            (Cost  $247,918,366)                               $ 234,163,006
Principal
Amount
            TEMPORARY CASH INVESTMENTS - 18.2 %
            Repurchase Agreements - 2.7 %
 1,285,000  Bank of America, 0.5%, dated 9/30/08, repurchase price of $1,285,000 plus accrued interest on 10/1/08 collateralized by the following:

            $605,809 U.S. Treasury Bill, 0.0%, 1/15/09
            $671,774 U.S. Treasury Note, 3.875%, 5/15/10       $ 1,285,000

 1,290,000  Bank of America, 1.80%, dated 9/30/08, repurchase p of $1,290,000 plus accrued interest on 10/1/08 collateralized by
            $1,426,787 Freddie Mac Giant, 5.5%, 1/1/38           1,290,000

 1,290,000  Barclays Plc, 2.25%, dated 9/30/08, repurchase pric of $1,290,000 plus accrued interest on 10/1/08 collateralized by the following:

            $1,578,556 Federal National Mortgage Association, 5.0%, 3/1/21 - 2/1/36
            $191,691 Freddie Mac Giant, 5.0%, 8/1/36             1,290,000

 1,290,000  Deutsche Bank, 2.25%, dated 9/30/08, repurchase pri of $1,290,000 plus accrued interest on 10/1/08 collateralized by the following:

            $572,943 Freddie Mac Giant, 5.0-7.5%, 10/1/18-9/1/38
            $22,502 Federal Home Loan Mortgage Corp., 6.591%, 2/1/37
            $69,182 Federal National Mortgage Association (ARM), 4.574-5.502%, 10/1/15-5/1/36
            $1,217,919 Federal National Mortgage Association, 5.01,290,000

 1,285,000  JP Morgan Chase & Co., 1.70%, dated 9/30/08, repurchase price of $1,285,000 plus accrued interest on 10/1/08
            collateralized by $1,459,752 Federal National Mortgage
            Association, 4.5 - 6.5%, 6/1/23 - 9/1/38             1,285,000
            Total Repurchase Agreement                         $ 6,440,000
  Shares
            Securities Lending Collateral  - 15.5% (c)
            Certificates of Deposit:
647,227     Citibank, 2.73%, 10/30/08                          $   647,227
647,227     Abbey National Plc, 3.15%, 8/13/09                     647,227
647,533     Banco Santander NY, 3.09%, 12/22/08                    647,533
647,073     Bank of Nova Scotia, 3.18%, 5/5/09                     647,073
232,931     Bank of Scotland NY, 2.89%, 11/4/08                    232,931
1,033,578   Bank of Scotland NY, 3.03%, 6/5/09                   1,033,578
1,165,008   Barclays Bank, 3.18%, 5/27/09                        1,165,008
1,294,453   BNP Paribas NY,  2.72% 11/3/08                       1,294,453
129,271     Calyon NY, 2.69%, 1/16/09                              129,271
76,258      Calyon NY, 2.69%, 1/16/09                               76,258
1,165,008   DNB NOR Bank ASA NY, 2.9%, 6/8/09                    1,165,008
1,185,719   Intesa SanPaolo S.p.A., 2.72%, 5/22/09               1,185,719
74,881      NORDEA NY, 2.72%, 4/9/09                                74,881
62,091      NORDEA NY, 2.73%, 12/1/08                               62,091
970,840     Royal Bank of Canada NY, 3.0%, 8/7/09                  970,840
647,227     Bank of Scotland NY, 3.06%, 3/5/09                     647,227
388,408     Bank of Scotland NY, 2.96%, 11/3/08                    388,408
1,294,453   Societe Generale, 3.28%, 9/4/09                      1,294,453
129,257     Skandinavian Enskilda Bank NY, 3.06%, 2/13/09          129,257
1,165,008   Svenska Bank NY, 2.7%, 7/8/09                        1,165,008
388,336     Toronto Dominion Bank NY, 2.75%, 11/5/08               388,336
647,227     Wachovia Corp., 2.79%, 10/30/08                        647,227
129,381     Wachovia Corp., 2.85%, 10/28/08                        129,381
                                                               $ 14,768,395
            Commercial Paper:
1,271,153   American Honda Finance Corp., 2.92%, 7/14/09       $ 1,271,153
1,291,143   ANZ Bank, 2.64%, 11/5/08                             1,291,143
1,294,453   Commonwealth Bank Australia, 3.02%, 7/16/09          1,294,453
129,041     Dexdel, 2.7%, 11/10/08                                 129,041
1,288,246   JP Morgan Chase & Co., 1.42%, 12/3/08                1,288,246
129,110     Met Life, Inc., 2.7%, 11/3/08                          129,110
388,305     John Deere Capital Corp., 2.82%, 12/12/08              388,305
1,294,453   HSBC USA, Inc., 3.2%, 8/14/09                        1,294,453
1,294,453   Monumental Global Funding, Ltd., 3.2%, 8/17/09       1,294,453
1,165,008   New York Life Global, 2.98%, 9/4/09                  1,165,008
123,243     Bank Bovespa NY, 2.79%, 3/12/09                        123,243
582,436     General Electric Capital Corp., 4.24%, 1/5/09          582,436
647,073     General Electric Capital Corp., 2.82%, 3/16/09         647,073
647,227     CME Group, Inc., 3.0%, 8/6/09                          647,227
239,399     IBM, 3.18%, 2/13/09                                    239,399
647,227     IBM, 3.18%, 6/26/09                                    647,227
1,165,008   Met Life Global Funding, 3.19%, 6/12/09              1,165,008
646,906     Macquarie Bank, Ltd., 2.55%, 10/8/08                   646,906
646,906     Macquarie Bank, Ltd., 2.55%, 10/8/08                   646,906
1,294,453   U.S. Bank, 2.912%, 8/24/09                           1,294,453
1,100,285   Westpac Banking Corp., 3.74%, 6/1/09                 1,100,285
                                                               $ 17,285,529
            Tri-party Repurchase Agreements:
2,588,906   ABN Amro, 1.85%, 10/1/08                           $ 2,588,906
1,449,140   Barclays Capital Markets, 2.11%, 9/2/08              1,449,140
1,077,969   Deutsche Bank, 2.0%, 10/1/08                         1,077,969
                                                               $ 5,116,016
            Other:
143,461     ABS CFAT 2008-A A1, 3.005%, 4/27/09                $   143,461
            Total Securities Lending Collateral                $ 37,313,400
            TOTAL TEMPORARY CASH INVESTMENTS
            (Cost  $43,753,400)                                $ 43,753,400
            TOTAL INVESTMENT IN SECURITIES - 115.5%
            (Cost  $291,671,766)(a)                            $ 277,916,406
            OTHER ASSETS AND LIABILITIES - (15.5)%             $ (37,350,782)
            TOTAL NET ASSETS - 100.0%                          $ 240,565,624

        *   Non-income producing security.

      (a) At September 30, 2008, the net unrealized loss on investments based on cost for federal income tax purposes of $292,046,657 was as follows:

            Aggregate gross unrealized gain for all investments in which
            there is an excess of value over tax cost          $ 49,471,530

            Aggregate gross unrealized loss for all investments in which
            there is an excess of tax cost over value            (63,601,781)

            Net unrealized loss                                $ (14,130,251)

      (b)   At September 30, 2008, the following securities were out on loan:

   Shares                       Description                         Value
    65,000  Avery Dennison Corp.                               $ 2,891,200
     1,800  Boston Properties, Inc.                                168,588
   124,400  CBS Corp. (Class B)                                  1,813,752
    37,400  City National Corp.                                  2,030,820
     7,000  CME Group, Inc.                                      2,600,570
    71,000  Cooper Companies, Inc.                               2,467,960
   144,000  D.R. Horton, Inc.                                    1,874,880
   200,000  El Paso Corp.                                        2,552,000
    70,000  The Interpublic Group of Companies, Inc. *             542,500
    90,000  KeyCorp                                              1,074,600
    70,000  Legg Mason, Inc.                                     2,664,200
    11,000  Liz Claiborne, Inc.                                    180,730
    85,500  MGM Mirage *                                         2,436,750
    36,900  Molson Coors Brewing Co. (Class B)                   1,725,075
     6,500  New York Community Bancorp, Inc.                       109,135
    33,000  ProLogis Trust                                       1,361,910
    10,000  Vornado Realty Trust                                   909,500
    24,000  Waste Management, Inc. *                               755,760
    30,200  Zions Bancorporation                                 1,168,740
            Total                                              $ 29,328,670

      (c)   Securities lending collateral is managed by Credit Suisse.


            FAS 157 Footnote Disclosures
            Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
            Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
            Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
            Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

            The following is a summary of the inputs used as of September
                30, 2008, in valuing the Fund's assets:

Valuation Inputs                                                 InvestmenOther
Financial
                                                                 in
SecuriInstruments
Level 1 - Quoted Prices                                        $234,163,006
Level 2 - Other Significant Observable Inputs                    43,753,400
Level 3 - Significant Unobservable Inputs
Total                                                          $277,916,406


             Pioneer Money Market VCT Portfolio
             Schedule of Investments  9/30/08 (unaudited)

PrincipFloating
Amount Rate (b)                                                     Value
             COLLATERALIZED MORTGAGE OBLIGATIONS - 0.0 %
             Banks - 0.0 %
             Thrifts & Mortgage Finance - 0.0 %
1,205   2.47 Federal Home Loan Mortgage, Corp.,
                  Multifamily VRD Certificate, 1/15/42           $  1,205
             Total Banks                                         $  1,205
             TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
             (Cost  $1,205)                                      $  1,205

             CORPORATE BONDS - 23.1 %
             Energy - 1.1 %
             Integrated Oil & Gas - 1.1 %
405,000 2.79 BP Capital Markets Plc, 1/9/09                      $ 405,000
             Total Energy                                        $ 405,000
             Banks - 12.8 %
             Diversified Banks - 7.1 %
305,000 3.01 BNP Paribas, 2/13/09                                $ 305,000
310,000 2.80 Credit Agricole, 11/24/08                             309,882
250,000 2.99 Rabobank Nederland , 4/30/09 (144A)                   249,968
250,000 3.00 Svenska, 2/6/09 (144A)                                249,778
15,000  2.85 Wachovia Corp., 10/28/08                              14,998
864,000 2.52 Wells Fargo & Co., 12/2/08                            864,017
200,000      Wells Fargo Co., 3.125%, 4/1/09                       200,250
500,000 2.95 Westpac Banking,, 2/6/09 (144A)                       499,930
                                                                 $2,693,823
             Regional Banks - 5.7 %
400,000 2.81 Bank of America Corp. , 12/18/08                    $ 399,921
460,000 2.99 Bank of America , 4/3/09                              457,951
450,000 2.82 KBC Bank NV, 12/16/08                                 450,000
100,000      Mellon Funding Corp., 3.25%, 4/1/09                   100,061
750,000      U.S. Bank NA, 9/10/09                                 750,000
                                                                 $2,157,933
             Total Banks                                         $4,851,756
             Diversified Financials - 7.1 %
             Asset Management & Custody Banks - 0.3 %
100,000      Bank of New York Mellon, 3.625%, 1/15/09            $ 100,232
             Consumer Finance - 2.1 %
800,000 2.51 Toyota Motor Credit Corp., 1/12/09                  $ 800,000
             Diversified Financial Services - 3.9 %
200,000      Bank of America Corp., 5.875%, 2/15/09              $ 201,998
100,000 3.10 Bear Stearns Co., Inc., 9/30/09                       100,017
350,000 2.83 General Electric Capital Corp. , 1/5/09               350,291
190,000 2.48 General Electic Capital Corp., 5/8/09                 189,978
100,000      IBM International Group Capital, 2/13/09              100,043
200,000 2.85 JP Morgan Chase & Co., 12/2/08                        199,897
345,000 2.86 JP Morgan Chase & Co., 3/9/09                         345,285
                                                                 $1,487,509
             Specialized Finance - 0.7 %
15,000       National Rural Utilities, 5.75%, 11/1/08            $ 15,029
275,000 2.47 National Rural Utilities, 7/3/08                      275,000
                                                                 $ 290,029
             Total Diversified Financials                        $2,677,770
             Insurance - 1.1 %
             Multi-Line Insurance - 1.1 %
415,000 3.16 Metlife Global Funding I , 6/12/09                  $ 415,048
             Total Insurance                                     $ 415,048
             Technology Hardware & Equipment - 1.1 %
             Computer Hardware - 1.1 %
415,000 3.13 IBM Intl Group Capital , 7/29/09                    $ 416,210
             Total Technology Hardware & Equipment               $ 416,210
             TOTAL CORPORATE BONDS
             (Cost  $8,765,784)                                  $8,765,784

             U.S. GOVERNMENT & AGENCY OBLIGATIONS - 10.3 %
410,000 2.68 Federal Farm Credit Bank , 2/11/10                  $ 411,387
105,000 2.40 Federal Home Loan Mortgage Corp., 10/19/09            104,959
380,000      Federal Home Loan Mortgage Corp., 2.03%,  12/30/08    378,072
100,000 2.44 Federal Home Loan Mortgage Corp., 9/18/09             99,971
200,000 2.73 Federal National Mortgage Association, 2/8/10         199,937
390,000 1.80 Federal National Mortgage Association, 9/3/09         390,000
390,000      U.S Treasury Bill, 0.0% 11/13/08                      389,325
375,000      U.S Treasury Bill, 1.3695%, 3/26/09                   372,489
475,000      U.S Treasury Bill, 1.3945%, 3/12/09                   472,019
590,000      U.S Treasury Bill, 1.6205%, 11/6/08                   589,044
475,000      U.S Treasury Bill, 1.8495%, 12/26/08                  473,866
                                                                 $3,881,069
             TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
             (Cost  $3,881,069)                                  $3,881,069

             MUNICIPAL BONDS - 5.7 %
195,000 8.00 Mississippi St Series B General, 11/1/28            $ 195,000
905,000 8.15 Texas State Tax & Revenue Antic, 12/1/27              905,000
                                                                 $1,100,000
             Muni  Higher Education - 0.9 %
245,000 4.50 Athens-Clarke County Georgia, 8/1/33                $ 245,000
100,000 6.25 University Michigan, 12/1/37                          100,000
                                                                 $ 345,000
             Muni  Medical - 0.5 %
220,000 4.25 Weber County Utah Hospital Revenue, 2/15/31         $ 220,000
             Muni  Single Family Housing - 1.3 %
500,000 8.00 Iowa Finance Authority Revenue, 7/1/37              $ 500,000
             TOTAL MUNICIPAL BONDS
             (Cost  $2,165,000)                                  $2,165,000

             TEMPORARY CASH INVESTMENTS - 38.3 %
             Commercial Paper - 38.3 %
165,000      Abbey National America LLC, 2.7%, 12/4/08           $ 164,208
400,000 2.70 Abbey National Treasury Service, 2/13/09              400,000
250,000      Abn Amro Bank NV, 2.76%, 11/20/08                     250,003
215,000      Abn Amro Bank NV, 3.03%, 10/24/08                     215,005
250,000      ATTINC, 0.0%, 10/09/08                                249,883
940,000      Banco Bilbao Vizcaya, 2.785%, 12/4/08                 940,054
400,000 3.15 Bank of Nova Scotia, 5/6/09                           400,000
95,000       Bank of America Corp., 2.84%, 10/14/08                94,902
300,000      Bank of America NA, 2.74%, 12/5/08                    300,000
285,000      Bank of New York, 5.05%, 3/3/09                       287,275
710,000 2.89 Bank of Nova Scotia , 1/16/09                         710,022
100,000      BNP Paribas Financial, Inc., 2.75%, 11/10/08          99,694
55,000       CBA Deleware Finance, 2.71%, 12/1/08                  54,747
200,000      CBA Deleware Finance, 2.72%, 10/23/08                 199,667
200,000      Chase Bank USA NA, 2.82%, 1/1/09                      200,000
300,000 2.94 Credit Suisse New York, 11/30/09                      299,910
410,000 3.41 Deutsche Bank NY, 7/21/09                             410,000
380,000      Dexia Delaware LLC, 2.78%, 10/10/08                   379,736
205,000      Florida Power & Light, 0.0%, 10/14/08                 204,804
250,000      Florida Power & Light, 0.0%, 10/17/08                 249,706
100,000      Jacksonville Pollution Control, 4.0%, 11/7/08         100,000
250,000      Microsoft Corp., 0.0%, 10/07/08                       249,927
400,000 2.82 Nordea Bank NY, 2/12/09                               400,000
870,000      Nordea Bank NY, 3.23%, 7/10/09                        870,066
400,000      Procter & Gamble Co., 10/14/08                        399,682
250,000      Procter & Gamble Co., 2.55%, 10/10/08                 249,841
200,000      Rabobank Nederland NV NY, 2.7%, 11/14/08              200,002
100,000      Rabobank NY, 3.02%, 3/9/09                            100,026
210,000      Rabobank USA Financial Corp., 2.64%, 10/24/08         209,646
485,000      Rabobank USA Financial Corp., 2.66%, 11/10/08         483,566
100,000 3.00 Royal Bank of Canada , 8/7/09                         100,000
800,000      Royal Bank of Canada, 5.29, 2/2/09                    805,217
250,000      Royal Bank of Scotland NY, 2.79%, 11/26/08            250,002
220,000      Royal Bank of Scotland NY, 2.96%, 11/3/08             220,041
670,000      Royal Bank of Scotland NY, 3.18%, 12/12/08            670,007
250,000      Royal Bank of Scotland NY, 10/1/09                    250,000
230,000      Societe General, 2.9%, 12/8/08                        229,867
205,000      Societe Generale North America, 2.6%, 10/7/08         204,911
200,000      Societe Generale North America, 2.75%, 11/13/08       199,343
210,000      State Street Corp. 2.63%, 12/1/08                     209,064
500,000      State Street Corp., 0.0%, 1/5/09                      496,307
325,000      Svenska Handelsbank, 2.65%, 10/23/08                  324,474
75,000  2.76 Svenska Handelsbanken, 1/5/09                         74,938
100,000      Svenska Handelsbanken, 2.69%, 10/9/08                 100,000
100,000 3.11 Svenska Handelsbanken, 7/8/09                         100,000
500,000      Toronto Dominion Bank, 2.72%, 11/20/08                500,000
250,000      Verizon Communications, 0.0%, 10/10/08                249,703
173,000      Westpac Banking Corp., 2.71%, 12/1/08 (144A)          172,205
                                                                 $14,528,451
             TOTAL TEMPORARY CASH INVESTMENTS
             (Cost  $15,643,406)                                 $14,528,451
             TOTAL INVESTMENT IN SECURITIES - 77.4%
             (Cost  $30,461,058)(a)                              $29,341,509
             OTHER ASSETS AND LIABILITIES - 22.6%                $8,560,309
             TOTAL NET ASSETS - 100.0%                           $37,901,818


(a) At December 31, 2007, cost for federal income tax purposes was $37,768,235.

(b)          Debt obligation with a variable interest rate.
             Rate shown is rate at period end.

             FAS 157 Footnote Disclosures
             Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
             Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
           Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
           Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

             The following is a summary of the inputs used as of September
                 30, 2008, in valuing the Fund's assets:

Valuation Inputs                              Investment   Other Financial
                                             in Securities  Instruments
Level 1 - Quoted Prices                       $-
Level 2 - Other Significant Observable Inputs  29,341,509
Level 3 - Significant Unobservable Inputs
Total                                         $29,341,509


         Pioneer Oakridge Large Cap Growth VCT
         Schedule of Investments 9/30/08 (unaudited)

Shares                                                          Value
         COMMON STOCKS - 92.5 %
         Energy - 9.7 %
         Oil & Gas Drilling - 1.9 %
3,200    Transocean Offshore, Inc. *                         $ 351,488
         Oil & Gas Equipment & Services - 2.6 %
6,415    Schlumberger, Ltd.                                  $ 500,947
         Oil & Gas Exploration & Production - 5.2 %
7,430    Petrohawk Energy Corp. *                            $ 160,711
7,150    Southwestern Energy Co. *                             218,361
12,717   XTO Energy, Inc.                                      591,595
                                                             $ 970,667
         Total Energy                                        $1,823,102
         Materials - 3.9 %
         Fertilizers & Agricultural Chemicals - 0.9 %
1,725    Monsanto Co. *                                      $ 170,741
         Industrial Gases - 0.9 %
2,325    Praxair, Inc.                                       $ 166,796
         Specialty Chemicals - 2.1 %
7,935    Ecolab, Inc.                                        $ 385,006
         Total Materials                                     $ 722,543
         Capital Goods - 7.8 %
         Aerospace & Defense - 5.6 %
2,970    Precision Castparts Corp.                           $ 233,977
8,550    Raytheon Co.                                          457,511
6,050    United Technologies Corp.                             363,363
                                                             $1,054,851
         Industrial Machinery - 2.2 %
5,910    Danaher Corp.                                       $ 410,154
         Total Capital Goods                                 $1,465,005
         Commercial Services & Supplies - 1.0 %
         Diversified Commercial Services - 1.0 %
8,010    Iron Mountain, Inc. *                               $ 195,524
         Total Commercial Services & Supplies                $ 195,524
         Automobiles & Components - 1.8 %
         Auto Parts & Equipment - 1.8 %
11,325   Johnson Controls, Inc.                              $ 343,487
         Total Automobiles & Components                      $ 343,487
         Retailing - 5.7 %
         Computer & Electronics Retail - 1.6 %
7,740    Best Buy Co., Inc. (b)                              $ 290,250
         General Merchandise Stores - 1.9 %
7,435    Target Corp.                                        $ 364,687
         Specialty Stores - 2.2 %
18,702   Staples, Inc.                                       $ 420,795
         Total Retailing                                     $1,075,732
         Food, Beverage & Tobacco - 2.8 %
         Soft Drinks - 2.8 %
7,360    PepsiCo, Inc.                                       $ 524,547
         Total Food, Beverage & Tobacco                      $ 524,547
         Household & Personal Products - 3.3 %
         Household Products - 3.3 %
8,755    Procter & Gamble Co. *                              $ 610,136
         Total Household & Personal Products                 $ 610,136
         Health Care Equipment & Services - 7.5 %
         Health Care Distributors - 2.0 %
7,030    Henry Schein, Inc. *                                $ 378,495
         Health Care Equipment - 5.5 %
4,865    Becton, Dickinson & Co.                             $ 390,465
12,105   Hologic, Inc. *  (b)                                  233,990
6,335    Stryker Corp.                                         394,671
                                                             $1,019,126
         Total Health Care Equipment & Services              $1,397,621
         Pharmaceuticals & Biotechnology - 13.3 %
         Biotechnology - 6.3 %
6,090    Celgene Corp. *                                     $ 385,375
4,840    Genentech, Inc. *                                     429,211
8,100    Gilead Sciences, Inc. *                               369,198
                                                             $1,183,784
         Life Sciences Tools & Services - 2.6 %
8,730    Thermo Fisher Scientific, Inc. *                    $ 480,150
         Pharmaceuticals - 4.4 %
8,750    Abbott Laboratories                                 $ 503,825
6,410    Allergan, Inc.                                        330,115
                                                             $ 833,940
         Total Pharmaceuticals & Biotechnology               $2,497,874
         Diversified Financials - 6.7 %
         Asset Management & Custody Banks - 2.0 %
17,710   Invesco Ltd.                                        $ 371,556
         Investment Banking & Brokerage - 2.6 %
18,915   Charles Schwab Corp.                                $ 491,790
         Specialized Finance - 2.1 %
425      CME Group, Inc.                                     $ 157,892
2,850    IntercontinentalExchange, Inc. *                      229,938
                                                             $ 387,830
         Total Diversified Financials                        $1,251,176
         Insurance - 2.9 %
         Life & Health Insurance - 2.9 %
9,245    Aflac, Inc.                                         $ 543,144
         Total Insurance                                     $ 543,144
         Software & Services - 10.5 %
         Application Software - 4.4 %
10,670   Adobe Systems, Inc. *                               $ 421,145
7,360    Sap AG (A.D.R.) * (b)                                 393,245
                                                             $ 814,390
         Data Processing & Outsourced Services - 1.1 %
3,445    Visa, Inc.                                          $ 211,489
         Internet Software & Services - 2.7 %
1,269    Google, Inc. *                                      $ 508,260
         Systems Software - 2.3 %
16,295   Microsoft Corp.                                     $ 434,914
         Total Software & Services                           $1,969,053
         Technology Hardware & Equipment - 12.0 %
         Communications Equipment - 7.7 %
25,500   Cisco Systems, Inc. *                               $ 575,280
15,785   Corning, Inc.                                         246,877
14,655   Qualcomm, Inc.                                        629,725
                                                             $1,451,882
         Computer Hardware - 4.3 %
3,250    Apple, Inc. *                                       $ 369,395
9,415    Hewlett-Packard Co.                                   435,350
                                                             $ 804,745
         Total Technology Hardware & Equipment               $2,256,627
         Semiconductors - 3.6 %
         Semiconductors - 3.6 %
19,220   Intel Corp.                                         $ 359,991
14,445   Texas Instruments, Inc.                               310,568
                                                             $ 670,559
         Total Semiconductors                                $ 670,559
         TOTAL COMMON STOCKS
         (Cost  $17,194,808)                                 $17,346,130
Principal
Amount
         TEMPORARY CASH INVESTMENTS - 10.8 %
         Repurchase Agreement - 6.5 %
1,220,000Deutsche Bank, 2.25%, dated 9/30/08, repurchase price of $1,220,000 plus accrued interest on 10/1/08 collateralized by the following:

         $541,853 Freddie Mac Giant, 5.0-7.5%, 10/1/18-9/1/38
         $21,281 Federal Home Loan Mortgage Corp., 6.591%, 2/1/37 $65,428 Federal National Mortgage Association (ARM),
              4.574-5.502%, 10/1/15-5/1/36
         $1,151,830 Federal National Mortgage Association, 5.0-7.0%,
              5/1/20-9/1/47                                  $1,220,000
Shares
         Securities Lending Collateral  - 4.3% (c)
         Certificates of Deposit:
13,880   Citibank, 2.73%, 10/30/08                           $ 13,880
13,880   Abbey National Plc, 3.15%, 8/13/09                    13,880
13,887   Banco Santander NY, 3.09%, 12/22/08                   13,887
13,877   Bank of Nova Scotia, 3.18%, 5/5/09                    13,877
4,995    Bank of Scotland NY, 2.89%, 11/4/08                    4,995
22,165   Bank of Scotland NY, 3.03%, 6/5/09                    22,165
24,984   Barclays Bank, 3.18%, 5/27/09                         24,984
27,760   BNP Paribas NY,  2.72% 11/3/08                        27,760
2,772    Calyon NY, 2.69%, 1/16/09                              2,772
1,635    Calyon NY, 2.69%, 1/16/09                              1,635
24,984   DNB NOR Bank ASA NY, 2.9%, 6/8/09                     24,984
25,428   Intesa SanPaolo S.p.A., 2.72%, 5/22/09                25,428
1,606    NORDEA NY, 2.72%, 4/9/09                               1,606
1,332    NORDEA NY, 2.73%, 12/1/08                              1,332
20,820   Royal Bank of Canada NY, 3.0%, 8/7/09                 20,820
13,880   Bank of Scotland NY, 3.06%, 3/5/09                    13,880
8,330    Bank of Scotland NY, 2.96%, 11/3/08                    8,330
27,760   Societe Generale, 3.28%, 9/4/09                       27,760
2,772    Skandinavian Enskilda Bank NY, 3.06%, 2/13/09          2,772
24,984   Svenska Bank NY, 2.7%, 7/8/09                         24,984
8,328    Toronto Dominion Bank NY, 2.75%, 11/5/08               8,328
13,880   Wachovia Corp., 2.79%, 10/30/08                       13,880
2,775    Wachovia Corp., 2.85%, 10/28/08                        2,775
                                                             $ 316,714
         Commercial Paper:
27,260   American Honda Finance Corp., 2.92%, 7/14/09        $ 27,260
27,689   ANZ Bank, 2.64%, 11/5/08                              27,689
27,760   Commonwealth Bank Australia, 3.02%, 7/16/09           27,760
2,767    Dexdel, 2.7%, 11/10/08                                 2,767
27,627   JP Morgan Chase & Co., 1.42%, 12/3/08                 27,627
2,769    Met Life, Inc., 2.7%, 11/3/08                          2,769
8,327    John Deere Capital Corp., 2.82%, 12/12/08              8,327
27,760   HSBC USA, Inc., 3.2%, 8/14/09                         27,760
27,760   Monumental Global Funding, Ltd., 3.2%, 8/17/09        27,760
24,984   New York Life Global, 2.98%, 9/4/09                   24,984
2,643    Bank Bovespa NY, 2.79%, 3/12/09                        2,643
12,491   General Electric Capital Corp., 4.24%, 1/5/09         12,491
13,877   General Electric Capital Corp., 2.82%, 3/16/09        13,877
13,880   CME Group, Inc., 3.0%, 8/6/09                         13,880
5,134    IBM, 3.18%, 2/13/09                                    5,134
13,880   IBM, 3.18%, 6/26/09                                   13,880
24,984   Met Life Global Funding, 3.19%, 6/12/09               24,984
13,873   Macquarie Bank, Ltd., 2.55%, 10/8/08                  13,873
13,873   Macquarie Bank, Ltd., 2.55%, 10/8/08                  13,873
27,760   U.S. Bank, 2.912%, 8/24/09                            27,760
23,596   Westpac Banking Corp., 3.74%, 6/1/09                  23,596
                                                             $ 370,695
         Tri-party Repurchase Agreements:
55,520   ABN Amro, 1.85%, 10/1/08                            $ 55,520
31,077   Barclays Capital Markets, 2.11%, 9/2/08               31,077
23,117   Deutsche Bank, 2.0%, 10/1/08                          23,117
                                                             $ 109,715
         Other:
3,077    ABS CFAT 2008-A A1, 3.005%, 4/27/09                 $  3,077
         Total Securities Lending Collateral                 $ 800,200
         TOTAL TEMPORARY CASH INVESTMENTS
         (Cost  $2,020,200)                                  $2,020,200
         TOTAL INVESTMENT IN SECURITIES - 103.3%
         (Cost  $19,215,008)(a)                              $19,366,330
         OTHER ASSETS AND LIABILITIES - (3.3)%               $(625,745)
         TOTAL NET ASSETS - 100.0%                           $18,740,585

*        Non-income producing security.

(A.D.R.) American Depositary Receipt.

(a) At September 30, 2008, the net unrealized gain on investments based on cost for federal income tax purposes of $19,256,527 was as follows:

         Aggregate gross unrealized gain for all investments in which
         there is an excess of value over tax cost             $ 487,040

         Aggregate gross unrealized loss for all investments in which
         there is an excess of tax cost over value              (377,237)

         Net unrealized gain                                   $ 109,803

(b)      At September 30, 2008, the following securities were out on loan:


Shares                       Description                        Value
3,000    Best Buy Co., Inc.                                  $112,500
7,000    Hologic, Inc. *                                      135,310
1,400    Sap AG (A.D.R.) *                                     74,802
         Total                                               $322,612

(c)      Security lending collateral is managed by Credit Suisse.

         FAS 157 Footnote Disclosures
         Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
         Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
         Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
         Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

         The following is a summary of the inputs used as of September
             30, 2008, in valuing the Fund's assets:

Valuation Inputs                              Investment  Other Financial
                                             in Securities  Instruments
Level 1 - Quoted Prices                       $17,346,130
Level 2 - Other Significant Observable Inputs   2,020,200
Level 3 - Significant Unobservable Inputs
Total                                         $19,366,330


         Pioneer Real Estate Shares VCT Portfolio
         Schedule of Investments  9/30/08 (unaudited)

Shares                                                              Value
         COMMON STOCKS - 98.0 %
         Consumer Services - 1.3 %
         Hotels, Resorts & Cruise Lines - 1.3 %
34,600   Starwood Hotels & Resorts                               $ 973,644
         Total Consumer Services                                 $ 973,644
         Real Estate - 96.6 %
         Diversified Real Estate Activities - 2.3 %
107,000  Brookfield Properties Corp.                             $1,694,880
         Diversified Real Estate Investment Trust - 8.9 %
59,600   Liberty Property Trust                                  $2,243,940
13,500   PS Business Parks, Inc. *                                 777,600
38,000   Vornado Realty Trust                                     3,456,100
                                                                 $6,477,640
         Industrial Real Estate Investment Trust - 9.5 %
37,400   AMB Property Corp. (b)                                  $1,694,220
166,800  DCT Industrial Trust, Inc. (b)                           1,249,332
40,700   Dupont Fabros                                             620,675
41,800   First Potomac Realty Trust                                718,542
64,100   ProLogis Trust                                           2,645,407
                                                                 $6,928,176
         Office Real Estate Investment Trust - 13.3 %
39,600   BioMed Realty Trust, Inc.                               $1,047,420
42,300   Boston Properties, Inc. (b)                              3,961,818
40,400   Brandywine Realty Trust                                   647,612
29,500   Corporate Office Properties (b)                          1,190,325
15,700   Digital Realty Trust, Inc. (b)                            741,825
92,400   HRPT Properties Trust (b)                                 636,636
30,500   Kilroy Realty Corp.                                      1,457,595
                                                                 $9,683,231
         Residential Real Estate Investment Trust - 15.3 %
47,071   Apartment Investment & Management Co. (b)               $1,648,426
28,000   AvalonBay Communities, Inc. *  (b)                       2,755,760
42,500   Camden Property Trust *                                  1,949,050
102,300  Equity Residential Property Trust                        4,543,143
11,400   UDR, Inc.                                                 298,110
                                                                 $11,194,489
         Retail Real Estate Investment Trust - 29.1 %
67,900   Developers Diversified Realty Corp.                     $2,151,751
31,600   Federal Realty Investment Trust (b)                      2,704,960
48,700   General Growth Properties  (b)                            735,370
42,800   Kimco Realty Corp.                                       1,581,032
52,200   Kite Realty Group Trust                                   574,200
14,900   Realty Income Corp. (b)                                   381,440
43,000   Regency Centers Corp. (b)                                2,867,670
65,500   Simon Property Group (b)                                 6,353,500
22,600   Taubman Centers, Inc. (b)                                1,130,000
43,100   The Macerich Co. (b)                                     2,743,315
                                                                 $21,223,238
         Specialized Real Estate Investment Trust - 18.2 %
81,600   Ashford Hospitality Trust (b)                           $ 330,480
63,400   Extra Space Storage, Inc. (b)                             973,824
40,100   HCP, Inc. (b)                                            1,609,213
158,600  Host Hotels & Resorts, Inc.                              2,107,794
73,000   Nationwide Health Properties, Inc. (b)                   2,626,540
77,300   Omega Healthcare Investors                               1,519,718
41,500   Public Storage, Inc.                                     4,108,915
                                                                 $13,276,484
         Total Real Estate                                       $70,478,138
         TOTAL COMMON STOCKS
         (Cost  $52,009,137)                                     $71,451,782
Principal
Amount
           TEMPORARY CASH INVESTMENTS - 26.7 %
           Repurchase Agreement - 1.4 %
1,025,000  Deutsche Bank, 2.25%, dated 9/30/08, repurchase price of $1,205,000 plus accrued interest on 10/1/08 collateralized by the following:

         $455,245 Freddie Mac Giant, 5.0-7.5%, 10/1/18-9/1/38
         $17,879 Federal Home Loan Mortgage Corp., 6.591%, 2/1/37
         $54,970 Federal National Mortgage Association (ARM),
            4.574-5.502%, 10/1/15-5/1/36
         $967,726 Federal National Mortgage Association, 5.0-7.0%,
             5/1/20-9/1/47                                       $1,025,000
Shares
         Securities Lending Collateral  - 25.3%
         Certificates of Deposit:
319,690  Citibank, 2.73%, 10/30/08                               $ 319,690
319,690  Abbey National Plc, 3.15%, 8/13/09                        319,690
319,841  Banco Santander NY, 3.09%, 12/22/08                       319,841
319,614  Bank of Nova Scotia, 3.18%, 5/5/09                        319,614
115,054  Bank of Scotland NY, 2.89%, 11/4/08                       115,054
510,523  Bank of Scotland NY, 3.03%, 6/5/09                        510,523
575,441  Barclays Bank, 3.18%, 5/27/09                             575,441
639,379  BNP Paribas NY,  2.72% 11/3/08                            639,379
63,852   Calyon NY, 2.69%, 1/16/09                                 63,852
37,667   Calyon NY, 2.69%, 1/16/09                                 37,667
575,441  DNB NOR Bank ASA NY, 2.9%, 6/8/09                         575,441
585,672  Intesa SanPaolo S.p.A., 2.72%, 5/22/09                    585,672
36,986   NORDEA NY, 2.72%, 4/9/09                                  36,986
30,669   NORDEA NY, 2.73%, 12/1/08                                 30,669
479,535  Royal Bank of Canada NY, 3.0%, 8/7/09                     479,535
319,690  Bank of Scotland NY, 3.06%, 3/5/09                        319,690
191,849  Bank of Scotland NY, 2.96%, 11/3/08                       191,849
639,379  Societe Generale, 3.28%, 9/4/09                           639,379
63,845   Skandinavian Enskilda Bank NY, 3.06%, 2/13/09             63,845
575,441  Svenska Bank NY, 2.7%, 7/8/09                             575,441
191,814  Toronto Dominion Bank NY, 2.75%, 11/5/08                  191,814
319,690  Wachovia Corp., 2.79%, 10/30/08                           319,690
63,906   Wachovia Corp., 2.85%, 10/28/08                           63,906
                                                                 $7,294,669
         Commercial Paper:
627,871  American Honda Finance Corp., 2.92%, 7/14/09            $ 627,871
637,745  ANZ Bank, 2.64%, 11/5/08                                  637,745
639,379  Commonwealth Bank Australia, 3.02%, 7/16/09               639,379
63,738   Dexdel, 2.7%, 11/10/08                                    63,738
636,314  JP Morgan Chase & Co., 1.42%, 12/3/08                     636,314
63,772   Met Life, Inc., 2.7%, 11/3/08                             63,772
191,798  John Deere Capital Corp., 2.82%, 12/12/08                 191,798
639,379  HSBC USA, Inc., 3.2%, 8/14/09                             639,379
639,379  Monumental Global Funding, Ltd., 3.2%, 8/17/09            639,379
575,441  New York Life Global, 2.98%, 9/4/09                       575,441
60,874   Bank Bovespa NY, 2.79%, 3/12/09                           60,874
287,687  General Electric Capital Corp., 4.24%, 1/5/09             287,687
319,614  General Electric Capital Corp., 2.82%, 3/16/09            319,614
319,690  CME Group, Inc., 3.0%, 8/6/09                             319,690
118,248  IBM, 3.18%, 2/13/09                                       118,248
319,690  IBM, 3.18%, 6/26/09                                       319,690
575,441  Met Life Global Funding, 3.19%, 6/12/09                   575,441
319,531  Macquarie Bank, Ltd., 2.55%, 10/8/08                      319,531
319,531  Macquarie Bank, Ltd., 2.55%, 10/8/08                      319,531
639,379  U.S. Bank, 2.912%, 8/24/09                                639,379
543,473  Westpac Banking Corp., 3.74%, 6/1/09                      543,473
                                                                 $8,537,977


         Tri-party Repurchase Agreements:
1,278,759ABN Amro, 1.85%, 10/1/08                                $1,278,759
715,785  Barclays Capital Markets, 2.11%, 9/2/08                   715,785
532,450  Deutsche Bank, 2.0%, 10/1/08                              532,450
                                                                 $2,526,994
         Other:
70,861   ABS CFAT 2008-A A1, 3.005%, 4/27/09                     $ 70,861
         Total Securities Lending Collateral                     $18,430,500
         TOTAL TEMPORARY CASH INVESTMENTS
         (Cost  $19,455,500)                                     $19,455,500
         TOTAL INVESTMENT IN SECURITIES - 124.7%
         (Cost  $71,464,637)(a)                                $90,907,282
         OTHER ASSETS AND LIABILITIES - (24.7)%               $(17,981,508)
         TOTAL NET ASSETS - 100.0%                             $72,925,774

*        Non-income producing security.

(a) At September 30, 2008, the net unrealized loss on investments based on cost for federal income tax purposes of $71,702,368 was as follows:

         Aggregate gross unrealized gain for all investments in which
         there is an excess of value over tax cost               $23,147,632

         Aggregate gross unrealized loss for all investments in which
         there is an excess of tax cost over value               (3,942,718)

         Net unrealized loss                                    $19,204,914

(b)      At September 30, 2008, the following securities were out on loan:

Shares                         Description                          Value
11,000   AMB Property Corp.                                       498,300
35,900   Apartment Investment & Management Co.                    1,257,218
35,000   Ashford Hospitality Trust                                141,750
6,000    AvalonBay Communities, Inc. *                            590,520
2,200    Boston Properties, Inc.                                  206,052
15,000   Corporate Office Properties                              605,250
164,200  DCT Industrial Trust, Inc.                               1,229,858
15,000   Digital Realty Trust, Inc.                               708,750
25,000   Extra Space Storage, Inc.                                384,000
29,600   Federal Realty Investment Trust                          2,533,760
43,200   General Growth Properties                                652,320
9,000    HCP, Inc.                                                361,170
82,000   HRPT Properties Trust                                    564,980
2,000    The Macerich Co.                                         127,300
16,600   Nationwide Health Properties, Inc.                       597,268
14,000   Realty Income Corp.                                      358,400
17,900   Regency Centers Corp.                                    1,193,751
22,500   Simon Property Group                                     2,182,500
6,000    Taubman Centers, Inc.                                    300,000
         Total                                                   $14,493,147

(c)      Securities lending collateral is managed by Credit Suisse.


         FAS 157 Footnote Disclosures
         Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
         Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
         Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
         Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

         The following is a summary of the inputs used as of September
             30, 2008, in valuing the Fund's assets:

Valuation Inputs                            Investment    Other Financial
                                            in Securities   Instruments
Level 1 - Quoted Prices                      $71,451,782
Level 2 - Other Significant Observable Inputs 19,455,500
Level 3 - Significant Unobservable Inputs
Total                                        $90,907,282


         Pioneer Small Cap Value VCT Portfolio
         Schedule of Investments  9/30/08

Shares                                                          Value

         Common Stocks - 94.5 %
         Energy - 4.6 %
         Coal & Consumable Fuels - 0.2 %
19,900   Usec, Inc. * (b)                                    $ 107,659
         Oil & Gas Equipment & Services - 1.1 %
4,700    Complete Production Services *                      $ 94,611
4,400    Tidewater, Inc. *                                     243,584
11,600   Trico Marine Services, Inc. * (b)                     198,128
                                                             $ 536,323
         Oil & Gas Exploration & Production - 3.3 %
12,300   Callon Petroleum Co. *                              $ 221,769
1,200    Clayton Williams Energy, Inc. *                       84,636
10,800   Mariner Energy, Inc. *                                221,400
5,400    McMoRan Exploration Co. *                             127,656
6,312    Stone Energy Corp. *                                  267,187
5,600    Swift Energy Co. *                                    216,664
45,700   VAALCO Energy, Inc. *                                 312,588
6,200    W&T Offshore, Inc. * (b)                              169,198
                                                             $1,621,098
         Total Energy                                        $2,265,080
         Materials - 2.8 %
         Commodity Chemicals - 0.2 %
9,300    Spartech Corp. *                                    $ 92,070
         Diversified Metals & Mining - 0.3 %
3,200    Compass Minerals International, Inc.                $ 167,648
         Fertilizers & Agricultural Chemicals - 0.3 %
5,800    Terra Industries, Inc.                              $ 170,520
         Paper Products - 0.5 %
28,400   Buckeye Technologies, Inc. *                        $ 232,596
         Steel - 1.5 %
13,500   A.M. Castle & Co. *                                 $ 233,280
3,100    Olympic Steel, Inc.                                   91,419
4,600    Reliance Steel & Aluminum                             174,662
15,700   Worthington Industries, Inc.                          234,558
                                                             $ 733,919
         Total Materials                                     $1,396,753
         Capital Goods - 11.5 %
         Aerospace & Defense - 0.4 %
5,500    Ceradyne, Inc. *                                    $ 201,630
         Building Products - 1.0 %
16,300   Apogee Enterprise, Inc.                             $ 244,989
17,900   Insteel Industries, Inc.                              243,261
                                                             $ 488,250
         Construction & Engineering - 0.5 %
9,616    EMCOR Group, Inc. *                                 $ 253,093
         Construction & Farm Machinery & Heavy Trucks - 0.5 %
5,300    AGCO Corp. *                                        $ 225,833
         Electrical Component & Equipment - 1.6 %
7,400    Acuity Brands, Inc. (b)                             $ 309,024
7,100    Brady Corp. *                                         250,488
7,300    Hubbell, Inc. (Class B)                               255,865
                                                             $ 815,377
         Industrial Machinery - 5.4 %
15,700   Altra Holdings, Inc. *                              $ 231,732
6,000    Chart Industries, Inc *                               171,360
4,600    Circor International, Inc. *                          199,778
10,900   Columbus McKinnon / NY *                              256,913
9,100    Crane Co.                                             270,361
5,059    Dynamic Materials Corp.                               117,419
6,900    Enpro Industries, Inc. *                              256,404
3,000    Graham Corp. * (b)                                    162,300
3,900    Lincoln Electric Holdings                             250,809
16,600   NN, Inc.                                              213,310
8,200    Robbins & Myers, Inc. *                               253,626
10,300   Tecumseh Products Co. *                               257,912
                                                             $2,641,924
         Trading Companies & Distributors - 2.1 %
10,800   Aircastle, Ltd. *                                   $ 107,028
10,400   Applied Industrial Technologies, Inc.                 280,072
13,700   H&E Equipment Services *                              132,342
7,800    Rush Enterprises, Inc. *                              99,840
6,200    Tal International Group, Inc. *                       129,084
8,300    Wesco International, Inc. *                           267,094
                                                             $1,015,460
         Total Capital Goods                                 $5,641,567
         Commercial Services & Supplies - 6.4 %
         Commercial Printing - 0.2 %
3,300    Consolidated Graphics, Inc. *                       $ 100,089
         Diversified Commercial Services - 2.6 %
7,100    Copart, Inc. *                                      $ 269,800
22,300   EnerNoc, Inc. * (b)                                   230,582
8,700    Equifax, Inc. *                                       299,715
15,000   Hill International, Inc. *                            207,750
9,200    School Specialty, Inc. *                              286,948
                                                             $1,294,795
         Environmental & Facilities Services - 0.5 %
12,800   Rollins, Inc. *                                     $ 242,944
         Human Resource & Employment Services - 0.5 %
11,100   Resources Connection, Inc. *                        $ 250,083
         Office Services & Supplies - 2.6 %
15,900   American Reprographics Co. *                        $ 274,275
6,400    Hni Corp. (b)                                         162,176
22,500   Interface, Inc. *                                     255,825
1,056    Knoll, Inc.                                           15,967
6,800    Mine Safety Appliances Co.                            259,216
13,600   Sykes Eneterprises, Inc. *                            298,656
                                                             $1,266,115
         Total Commercial Services & Supplies                $3,154,026
         Transportation - 1.7 %
         Airlines - 0.8 %
31,200   Hawaiian Holdings Inc. *                            $ 289,536
25,000   JetBlue Airways Corp. *                               123,750
                                                             $ 413,286
         Marine - 0.4 %
22,253   Ultrapetrol Bahamas *                               $ 174,686
         Railroads - 0.5 %
6,800    Genesee & Wyoming, Inc. *                           $ 255,136
         Total Transportation                                $ 843,108
         Automobiles & Components - 0.4 %
         Auto Parts & Equipment - 0.4 %
5,100    Fuel Systems Solutions, Inc. * (b)                  $ 175,695
         Total Automobiles & Components                      $ 175,695
         Consumer Durables & Apparel - 3.6 %
         Apparel, Accessories & Luxury Goods - 0.4 %
4,700    Warnaco Group, Inc. *                               $ 212,863
         Footwear - 0.8 %
11,300   Iconix Brand Group, Inc. * (b)                      $ 147,804
10,000   Wolverine World Wide, Inc.                            264,600
                                                             $ 412,404
         Home Furnishings - 0.2 %
10,800   La-Z-Boy, Inc. *                                    $ 100,656
         Homebuilding - 0.8 %
17,000   Beazer Homes USA, Inc. *                            $ 101,660
4,700    M/I Homes, Inc. *                                     107,066
36,600   Standard-Pacific Corp. *                              179,706
                                                             $ 388,432
         Household Appliances - 0.8 %
5,100    Helen of Troy, Ltd. * (b)                           $ 116,127
6,000    Stanley Works                                         250,440
                                                             $ 366,567
         Leisure Products - 0.6 %
12,200   JAKKS Pacific, Inc. *                               $ 303,902
         Total Consumer Durables & Apparel                   $1,784,824
         Consumer Services - 1.2 %
         Casinos & Gaming - 0.6 %
9,800    WMS Industries, Inc. * (b)                          $ 299,586
         Education Services - 0.6 %
3,900    American Public Education *                         $ 188,292
2,500    DeVry, Inc.                                           123,850
                                                             $ 312,142
         Total Consumer Services                             $ 611,728
         Media - 1.9 %
         Advertising - 0.2 %
10,500   National Cinemedia, Inc.                            $ 116,025
         Broadcasting - 0.6 %
25,200   Cox Radio, Inc. * (b)                               $ 266,112
         Publishing - 1.1 %
9,200    Interactive Data Corp.                              $ 232,024
35,800   Martha Stewart Living Omni Media * (b)                304,658
                                                             $ 536,682
         Total Media                                         $ 918,819
         Retailing - 3.5 %
         Apparel Retail - 2.0 %
24,500   Charlotte Russe, Inc. *                             $ 251,125
2,900    Children's Place Retail Stores, Inc. *                96,715
17,000   Hot Topic, Inc. *                                     112,370
5,500    The Buckle, Inc. * (b)                                305,470
59,400   Wet Seal, Inc. *                                      215,622
                                                             $ 981,302
         Computer & Electronics Retail - 0.5 %
16,000   Systemax, Inc. * (b)                                $ 224,960
         Specialty Stores - 1.0 %
11,300   Jo-Ann Stores, Inc. *                               $ 237,074
6,700    Tractor Supply Co. *                                  281,735
                                                             $ 518,809
         Total Retailing                                     $1,725,071
         Food & Drug Retailing - 1.4 %
         Drug Retail - 0.8 %
5,300    Longs Drug Stores Corp.                             $ 400,892
         Food Retail - 0.6 %
8,900    Ruddick Corp.                                       $ 288,805
         Total Food & Drug Retailing                         $ 689,697
         Food, Beverage & Tobacco - 1.8 %
         Agricultural Products - 0.5 %
20,100   Darling International, Inc. *                       $ 223,311
         Packaged Foods & Meats - 0.8 %
4,800    Ralcorp Holdings, Inc. *                            $ 323,568
3,819    Synutra International *                               76,876
                                                             $ 400,444
         Tobacco - 0.5 %
15,040   Vector Group, Ltd. (b)                              $ 265,606
         Total Food Beverage & Tobacco                       $ 889,361
         Household & Personal Products - 0.5 %
         Personal Products - 0.5 %
6,100    Herbalife, Ltd.                                     $ 241,072
         Total Household & Personal Products                 $ 241,072
         Health Care Equipment & Services - 7.0 %
         Health Care Distributors - 0.6 %
6,100    Owens & Minor, Inc.                                 $ 295,850
         Health Care Equipment - 2.9 %
13,300   Cyberonics * (b)                                    $ 226,100
10,400   Kensey Nash Corp. *                                   327,184
6,600    Sirona Dental Systems, Inc. * (b)                     153,648
4,500    Somanetics Corp. *                                    98,415
22,800   Thoratec Corp. *                                      598,500
                                                             $1,403,847
         Health Care Facilities - 1.3 %
10,700   Amsurg Corp. * (b)                                  $ 272,529
7,300    Sun Healthcare Group *                                107,018
9,400    VCA Antech, Inc. *                                    277,018
                                                             $ 656,565
         Health Care Services - 1.0 %
3,800    Air Methods Corp. * (b)                             $ 107,578
3,700    DaVita, Inc. *                                        210,937
2,508    Landauer, Inc. *                                      182,457
                                                             $ 500,972
         Health Care Supplies - 0.4 %
11,600   Cynosure, Inc. *                                    $ 208,104
         Health Care Technology - 0.8 %
6,000    MedAssets, Inc. *                                   $ 103,200
20,800   Omnicell, Inc. *                                      273,520
                                                             $ 376,720
         Total Health Care Equipment & Services              $3,442,058
         Pharmaceuticals & Biotechnology - 8.0 %
         Biotechnology - 3.9 %
12,800   BioMarin Pharmaceutical, Inc. * (b)                 $ 339,072
19,225   Cubist Pharmaceuticals, Inc. * (b)                    427,372
8,900    CV Therapeutics, Inc. *                               96,120
13,077   Emergent Biosolution *                                171,178
13,600   Enzon, Inc. * (b)                                     100,368
4,100    Myriad Genetics, Inc. *                               266,008
6,800    Onyx Pharmaceuticals, Inc. *                          246,024
2,700    United Therapeutics Corp. *                           283,959
                                                             $1,930,101
         Life Sciences Tools & Services - 0.4 %
7,100    Parexel International Corp. *                       $ 203,486
         Pharmaceuticals - 3.7 %
4,900    Alpharma, Inc. *                                    $ 180,761
27,625   Cardiome Pharma Corp. * (b)                           209,950
12,500   Endo Pharmaceuticals Holdings, Inc. *                 250,000
14,400   Medicis Pharmaceutical Corp.                          214,704
21,000   Par Pharmaceutical Co., Inc. *                        258,090
44,400   Salix Pharmaceuticals, Ltd. * (b)                     284,604
5,100    Valeant Pharmaceuticals International * (b)           104,397
21,700   ViroPharma, Inc. *                                    284,704
                                                             $1,787,210
         Total Pharmaceuticals & Biotechnology               $3,920,797
         Banks - 5.3 %
         Regional Banks - 5.3 %
5,200    Bank of Hawaii Corp. (b)                            $ 277,940
4,400    BOK Financial Corp.                                   213,004
45,965   Cardinal Financial Corp.                              371,397
21,200   Prosperity Bancshares, Inc. (b)                       720,588
60,652   Sterling Bancshares, Inc.                             633,813
18,309   Texas Capital Bancshares, Inc. *                      380,095
                                                             $2,596,837
         Total Banks                                         $2,596,837
         Diversified Financials - 2.6 %
         Asset Management & Custody Banks - 0.9 %
8,300    Federated Investors, Inc. *                         $ 239,455
8,000    Waddell & Reed Financial, Inc. *                      198,000
                                                             $ 437,455
         Consumer Finance - 0.6 %
14,900   Ezcorp, Inc. *                                      $ 280,120
         Investment Banking & Brokerage - 1.1 %
15,600   Knight Capital Group, Inc. *                        $ 231,816
10,800   OptionsXpress Holdings, Inc. *                        209,736
4,900    SWS Group, Inc. *                                     98,784
                                                             $ 540,336
         Total Diversified Financials                        $1,257,911
         Insurance - 3.7 %
         Property & Casualty Insurance - 2.1 %
18,800   Amtrust Financial Services                          $ 255,492
10,400   Aspen Insurnace Holdings, Ltd.                        286,000
16,100   Assured Guaranty, Ltd. *                              261,786
9,900    Tower Group, Inc.                                     233,244
                                                             $1,036,522
         Reinsurance - 1.6 %
5,400    Greenlight Capital  *                               $ 124,146
4,800    IPC Holdings, Ltd.                                    145,008
7,500    Platinum Underwriter Holdings, Ltd. (b)               266,100
11,500   Validus Holdings, Ltd.                                267,375
                                                             $ 802,629
         Total Insurance                                     $1,839,151
         Real Estate - 4.3 %
         Diversified Real Estate Investment Trust - 0.5 %
6,100    Washington Real Estate Investment Trust (b)         $ 223,443
         Office Real Estate Investment Trust - 1.2 %
7,395    BioMed Property Trust, Inc.                         $ 195,598
5,400    Corporate Office Properties (b)                       217,890
5,700    Highwoods Properties, Inc.                            202,692
                                                             $ 616,180
         Residential Real Estate Investment Trust - 0.4 %
3,700    Home Properties, Inc. * (b)                         $ 214,415
         Retail Real Estate Investment Trust - 1.7 %
600      Alexander's, Inc. *                                 $ 240,000
8,900    Equity One, Inc. (b)                                  182,361
8,700    National Retail Properties (b)                        208,365
7,900    Realty Income Corp. (b)                               202,240
                                                             $ 832,966
         Specialized Real Estate Investment Trust - 0.4 %
9,200    Senior Housing Properties Trust (b)                 $ 219,236
         Total Real Estate                                   $2,106,240
         Software & Services - 8.0 %
         Application Software - 3.3 %
4,000    Ansys, Inc. *                                       $ 151,480
19,800   Mentor Graphics Corp. * (b)                           224,730
4,300    MicroStrategy, Inc. *                                 255,979
19,100   Netscout Systems, Inc. *                              203,224
9,600    Parametric Technology Corp. *                         176,640
19,700   Quest Software, Inc. * (b)                            249,993
13,000   Synopsys, Inc. *                                      259,350
13,900   TIBCO Software Inc. *                                 101,748
                                                             $1,623,144
         Internet Software & Services - 2.0 %
18,115   Chordiant Software, Inc. *                          $ 92,930
5,400    Comscore, Inc. *                                      95,202
29,681   DivX, Inc. *                                          192,036
7,200    Interwoven, Inc. *                                    101,664
12,300   J2 Global Communications, Inc. *                      287,205
41,000   RealNetworks, Inc. *                                  208,280
                                                             $ 977,317
         IT Consulting & Other Services - 0.2 %
3,900    Forrester Research, Inc. *                          $ 114,348
         Systems Software - 2.5 %
17,000   Commvault Systems *                                 $ 204,850
22,500   Double - Take Software, Inc. *                        223,875
10,500   Progress Software Corp. *                             272,895
8,872    Sybase, Inc. *                                        271,661
23,400   Wind River Systems *                                  234,000
                                                             $1,207,281
         Total Software & Services                           $3,922,090
         Technology Hardware & Equipment - 6.6 %
         Communications Equipment - 3.3 %
45,300   Acme Packet, Inc. *                                 $ 259,569
11,600   Adtran, Inc. * (b)                                    226,084
16,300   Blue Coat Systems, Inc. * (b)                         231,297
32,600   Harmonic, Inc. *                                      275,470
28,500   Infinera Corp. *                                      272,460
11,100   Interdigital, Inc. *                                  266,955
5,700    Neutral Tandem, Inc. *                                105,678
                                                             $1,637,513
         Computer Storage & Peripherals - 0.6 %
8,800    Lexmark International Group, Inc. *                 $ 286,616
         Electronic Equipment & Instruments - 0.6 %
18,600   Technitrol, Inc. *                                  $ 275,094
         Electronic Manufacturing Services - 0.8 %
9,500    Plexus Corp. *                                      $ 196,650
22,200   TTM Technologies, Inc. *                              220,224
                                                             $ 416,874
         Technology Distributors - 1.3 %
4,000    Anixter International, Inc. *                       $ 238,040
34,300   Brightpoint, Inc. *                                   246,960
11,800   Insight Enterprises, Inc. *                           158,238
                                                             $ 643,238
         Total Technology Hardware & Equipment               $3,259,335
         Semiconductors - 3.0 %
         Semiconductor Equipment - 0.6 %
16,900   Amkor Technology, Inc. *                            $ 107,653
10,500   Brooks Automation, Inc. *                             87,780
4,900    MKS Instruments, Inc. *                               97,559
                                                             $ 292,992
         Semiconductors - 2.4 %
57,600   Anadigics, Inc. *                                   $ 161,856
41,800   Applied Micro Circuits Corp. *                        249,964
24,500   Omnivision Technologies * (b)                         279,545
16,500   Sigma Designs, Inc. * (b)                             234,630
31,800   Zoran Corp. * (b)                                     259,488
                                                             $1,185,483
         Total Semiconductors                                $1,478,475
         Telecommunication Services - 1.6 %
         Alternative Carriers - 0.4 %
18,300   Time Warner Telecom * (b)                           $ 190,137
         Integrated Telecommunication Services - 0.4 %
12,100   Fairpoint Communications, Inc. *                    $ 104,907
3,600    NTELOS Holdings Corp.                                 96,804
                                                             $ 201,711
         Wireless Telecommunication Services - 0.8 %
6,700    IPCS, Inc. *                                        $ 149,209
15,000   Syniverse Holdings, Inc. *                            249,150
                                                             $ 398,359
         Total Telecommunication Services                    $ 790,207
         Utilities - 3.2 %
         Electric Utilities - 1.7 %
5,400    ITC Holdings Corp.                                  $ 279,558
11,400   Portland General Electric Co.                         269,724
12,100   Western Resources, Inc.                               278,784
                                                             $ 828,066
         Gas Utilities - 0.5 %
5,500    Energen Corp.                                       $ 249,040
         Independent Power Producer & Energy Traders - 0.4 %
5,900    Aormat Technologies, Inc.                           $ 214,347
         Multi-Utilities - 0.6 %
8,500    Alliant Energy Corp.                                $ 273,785
         Total Utilities                                     $1,565,238
         Total Common Stocks
         (Cost  $53,630,810)                                 $46,515,140

         Exchange Traded Funds - 2.8 %
         Real Estate - 2.8 %
         Diversified Real Estate Investment Trust - 2.8 %
6,800    DJ Wilshire Reit ETF                                $ 458,456
7,330    iShare Dow Jones U.S. Real Estate Index Fund (b)      454,094
6,000    iShares Cohen & Steers Realty Majors Index Fund (b)   460,080
                                                             $1,372,630
         Total Exchange Traded Funds
         (Cost  $1,951,654)                                  $1,372,630

         Temporary Cash Investment - 20.6%
         Securities Lending Collateral  - 20.6%
         Certificates of Deposit:
176,280  Citibank, 2.73%, 10/30/08                           $ 176,280
176,280  Abbey National Plc, 3.15%, 8/13/09                    176,280
176,364  Banco Santander NY, 3.09%, 12/22/08                   176,364
176,238  Bank of Nova Scotia, 3.18%, 5/5/09                    176,238
63,442   Bank of Scotland NY, 2.89%, 11/4/08                   63,442
281,508  Bank of Scotland NY, 3.03%, 6/5/09                    281,508
317,304  Barclays Bank, 3.18%, 5/27/09                         317,304
352,560  BNP Paribas NY,  2.72% 11/3/08                        352,560
35,209   Calyon NY, 2.69%, 1/16/09                             35,209
20,770   Calyon NY, 2.69%, 1/16/09                             20,770
317,304  DNB NOR Bank ASA NY, 2.9%, 6/8/09                     317,304
322,945  Intesa SanPaolo S.p.A., 2.72%, 5/22/09                322,945
20,395   NORDEA NY, 2.72%, 4/9/09                              20,395
16,911   NORDEA NY, 2.73%, 12/1/08                             16,911
264,420  Royal Bank of Canada NY, 3.0%, 8/7/09                 264,420
176,280  Bank of Scotland NY, 3.06%, 3/5/09                    176,280
105,788  Bank of Scotland NY, 2.96%, 11/3/08                   105,788
352,560  Societe Generale, 3.28%, 9/4/09                       352,560
35,205   Skandinavian Enskilda Bank NY, 3.06%, 2/13/09         35,205
317,304  Svenska Bank NY, 2.7%, 7/8/09                         317,304
105,768  Toronto Dominion Bank NY, 2.75%, 11/5/08              105,768
176,280  Wachovia Corp., 2.79%, 10/30/08                       176,280
35,239   Wachovia Corp., 2.85%, 10/28/08                       35,239
                                                             $4,022,355
         Commercial Paper:
346,214  American Honda Finance Corp., 2.92%, 7/14/09        $ 346,214
351,659  ANZ Bank, 2.64%, 11/5/08                              351,659
352,560  Commonwealth Bank Australia, 3.02%, 7/16/09           352,560
35,146   Dexdel, 2.7%, 11/10/08                                35,146
350,870  JP Morgan Chase & Co., 1.42%, 12/3/08                 350,870
35,165   Met Life, Inc., 2.7%, 11/3/08                         35,165
105,760  John Deere Capital Corp., 2.82%, 12/12/08             105,760
352,560  HSBC USA, Inc., 3.2%, 8/14/09                         352,560
352,560  Monumental Global Funding, Ltd., 3.2%, 8/17/09        352,560
317,304  New York Life Global, 2.98%, 9/4/09                   317,304
33,567   Bank Bovespa NY, 2.79%, 3/12/09                       33,567
158,634  General Electric Capital Corp., 4.24%, 1/5/09         158,634
176,238  General Electric Capital Corp., 2.82%, 3/16/09        176,238
176,280  CME Group, Inc., 3.0%, 8/6/09                         176,280
65,203   IBM, 3.18%, 2/13/09                                   65,203
176,280  IBM, 3.18%, 6/26/09                                   176,280
317,304  Met Life Global Funding, 3.19%, 6/12/09               317,304
176,193  Macquarie Bank, Ltd., 2.55%, 10/8/08                  176,193
176,193  Macquarie Bank, Ltd., 2.55%, 10/8/08                  176,193
352,560  U.S. Bank, 2.912%, 8/24/09                            352,560
299,676  Westpac Banking Corp., 3.74%, 6/1/09                  299,676
                                                             $4,707,927
         Tri-party Repurchase Agreements:
705,121  ABN Amro, 1.85%, 10/1/08                            $ 705,121
394,691  Barclays Capital Markets, 2.11%, 9/2/08               394,691
293,598  Deutsche Bank, 2.0%, 10/1/08                          293,598
                                                             $1,393,410
         Other:
39,073   ABS CFAT 2008-A A1, 3.005%, 4/27/09                 $ 39,073
         Total Securities Lending Collateral                 $10,162,765
         Total Temporary Cash Investment
         (Cost  $10,162,765)                                 $10,162,765

         TOTAL INVESTMENT IN SECURITIES - 117.9%
         (Cost  $65,745,228)                                 $58,050,535

         OTHER ASSETS AND LIABILITIES - (17.9)%              $(8,820,495)

         TOTAL NET ASSETS - 100.0%                           $49,230,040

*        Non-income producing security.

(a) At September 30, 2008, the net unrealized loss on investments based on cost for federal income tax purposes of $55,582,463 was as follows:

         Aggregate gross unrealized gain for all investments in which
         there is an excess of value over tax cost         $  3,112,070

         Aggregate gross unrealized loss for all investments in which
         there is an excess of tax cost over value          (10,806,763)

         Net unrealized loss                               $ (7,694,693)

(b)      At September 30, 2008, the following securities were out on loan:

Shares                       Description                        Value
7,000    Acuity Brands, Inc.                                 $292,320
8,000    Adtran, Inc. *                                       155,920
2,800    Air Methods Corp. *                                   79,268
10,000   Amsurg Corp. *                                       254,700
5,300    Bank of Hawaii Corp.                                 283,285
13,000   BioMarin Pharmaceutical, Inc. *                      344,370
5,000    Blue Coat Systems, Inc. *                             70,950
28,900   Cardiome Pharma Corp. *                              219,640
5,000    Corporate Office Properties                          201,750
20,000   Cox Radio, Inc. *                                    211,200
18,600   Cubist Pharmaceuticals, Inc. *                       413,478
13,260   Cyberonics *                                         225,420
18,800   EnerNoc, Inc. *                                      194,392
4,000    Enzon, Inc. *                                         29,520
8,500    Equity One, Inc.                                     174,165
5,000    Fuel Systems Solutions, Inc. *                       172,250
3,000    Graham Corp. *                                       162,300
2,500    Helen of Troy, Ltd. *                                 56,925
1,800    Hni Corp.                                             45,612
3,300    Home Properties, Inc. *                              191,235
6,300    Iconix Brand Group, Inc. *                            82,404
6,000    iShares Cohen & Steers Realty Majors Index Fund      460,080
7,500    iShare Dow Jones U.S. Real Estate Index Fund         464,625
36,720   Martha Stewart Living Omni Media *                   312,487
19,000   Mentor Graphics Corp. *                              215,650
8,900    National Retail Properties                           213,155
11,940   Omnivision Technologies *                            136,235
6,000    Platinum Underwriter Holdings, Ltd.                  212,880
1,000    Prosperity Bancshares, Inc.                           33,990
19,000   Quest Software, Inc. *                               241,110
7,250    Realty Income Corp.                                  185,600
45,000   Salix Pharmaceuticals, Ltd. *                        288,450
9,400    Senior Housing Properties Trust                      224,002
16,600   Sigma Designs, Inc. *                                236,052
2,400    Sirona Dental Systems, Inc. *                         53,712
16,400   Systemax, Inc. *                                     230,584
5,000    The Buckle, Inc. *                                   277,700
8,180    Trico Marine Services, Inc. *                        139,714
18,000   Time Warner Telecom *                                187,020
5,000    Usec, Inc. *                                          27,050
5,000    Valeant Pharmaceuticals International *              102,350
15,330   Vector Group, Ltd.                                   270,728
6,000    W&T Offshore, Inc. *                                 163,740
6,200    Washington Real Estate Investment Trust              227,106
10,000   WMS Industries, Inc. *                               305,700
5,000    Zoran Corp. *                                         40,800
         Total                                               $9,111,625

(c)      Security lending collateral is managed by Credit Suisse.

         FAS 157 Footnote Disclosures
         Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
         Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
         Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
         Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

         The following is a summary of the inputs used as of September
             30, 2008, in valuing the Fund's assets:

Valuation Inputs                              Investments   Other Financial
                                             in Securities   Instruments
SecuriInstruments
Level 1 - Quoted Prices                      $47,887,770	0
Level 2 - Other Significant Observable Inputs 10,162,765	0
Level 3 - Significant Unobservable Inputs	0		0
Total                                        $58,050,535	0


              Pioneer Global High Yield VCT Portfolio
              Schedule of Investments  9/30/08 (unaudited)

PrincipaFloating
Amount  Rate (c)                                            Value
              CONVERTIBLE CORPORATE BONDS - 3.0 %
              Materials - 0.3 %
              Forest Products - 0.3 %
40,000        Sino Forest Corp., 5.0%, 8/1/13 (144A)     $   35,852
              Total Materials                            $   35,852
              Capital Goods - 0.6 %
              Trading Companies & Distributors - 0.6 %
100,000       Wesco Distribution, Inc., 1.750%, 11/15/26 $   77,625
              Total Capital Goods                        $   77,625
              Transportation - 0.4 %
              Marine - 0.4 %
80,000        Horizon Lines, 4.25%, 8/15/12              $   60,300
              Total Transportation                       $   60,300
              Health Care Equipment & Services - 0.5 %
              Health Care Services - 0.5 %
110,000       Omnicare, Inc., 3.25%, 12/15/35            $   72,050
              Total Health Care Equipment & Services     $   72,050
              Real Estate - 0.3 %
              Retail Real Estate Investment Trust - 0.3 %
75,000        General Growth Properties, 3.98%, 4/15/27 ($   44,625
              Total Real Estate                          $   44,625
              Technology Hardware & Equipment - 0.3 %
              Communications Equipment - 0.3 %
100,000       Nortel Networks, 2.125%, 4/15/14           $   47,875
              Total Technology Hardware & Equipment $ 47,875 Telecommunication Services - 0.5 %
              Wireless Telecommunication Services - 0.5 %
100,000       NII Holdings, 3.125%, 6/15/12              $   74,000
              Total Telecommunication Services           $   74,000
              TOTAL CONVERTIBLE CORPORATE BONDS
              (Cost  $496,474)                           $  412,327

              ASSET BACKED SECURITIES - 3.3 %
              Consumer Services - 0.5 %
              Restaurants - 0.5 %
100,000       Dunkin Brands Master Finance LLC,  8.28%, 6$   74,913
              Total Consumer Services                    $   74,913
              Banks - 2.8 %
              Mortgage Finance - 2.8 %
23,725  3.07  ACE 2004-HE4 M1, FRN, 12/25/34             $   17,373
218,750 4.78  Alfa Div Pyment Rights Fin, FRN, 3/15/12 (1   209,213
40,000  3.15  Bear Stearns Asset Backed Securities, Inc.,    30,066
17,018        Countrywide Asset-Backed, FRN%, 7/25/36        15,250
53,257  2.59  Lehman XS Trust., FRN, 8/25/36                 34,133
75,277  2.82  Lehman XS Trust., FRN, 12/25/35                35,842
23,480        Option One Mortgage Trust, 3.30688%,  7/25/3   22,176
40,529  2.56  Option One Mortgage Trust, FRN, 5/25/37        39,143
200,000 5.76  Taganka Car Loan Finance Plc, FRN, 11/14/13   191,300
                                                         $  594,496
              Total Banks                                $  594,496
              Utilities -1.4 %
93,221        Ormat Funding Corp., 8.25%, 12/30/20       $   86,752
125,000 1.33  Power Contract Financing LLC, FRN, 2/5/10 (   112,500
                                                         $  199,252
              TOTAL ASSET BACKED SECURITIES
              (Cost  $737,332)                           $  868,661

              COLLATERALIZED MORTGAGE OBLIGATIONS - 2.1 %
              Materials - 0.3 %
              Forest Products - 0.3 %
65,000        T SRA R 2006-1 F, 7.5296%, 10/15/36 (144A) $   45,909
              Total Materials                            $   45,909
              Banks - 0.7 %
              Thrifts & Mortgage Finance - 0.8 %
25,132  2.82  Countrywide Home Loans, FRN, 3/25/35       $   13,757
24,122  2.84  DSLA 2005-AR6 2A1C, FRN, 10/19/45              11,135
48,244  2.89  DSLA 2005-AR6 2A1C, FRN, 10/19/45              22,269
42,458  2.68  Harborview Mortgage Loan Trust, FRN, 11/19/    25,426
78,640  2.73  Luminent Mortgage Trust, FRN, 7/25/36          23,423
48,431  2.70  WAMU Mortgage Pass-Through Cer, FRN, 4/25/4    31,668
                                                         $  127,678
              Total Banks                                $  127,678
              Telecommunication Services - 0.9 %
              Integrated Telecommunication Services - 0.8 %
100,000       Global Tower Partners Acquisition, 7.87%, 5$   84,502
40,000        SBA CMBS Trust, 7.825%, 11/15/36               35,757
                                                         $  120,259
              Total Telecommunication Services           $  120,259
              TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
              (Cost  $365,706)                           $  293,846

              CORPORATE BONDS - 82.8 %
              Energy - 11.2 %
              Coal & Consumable Fuels - 1.2 %
110,000       Massey Energy Co., 6.875%, 12/15/13        $   99,550
65,000        New World Resources BV, 7.375%, 5/15/15 (14    74,734
                                                         $  174,284
              Oil & Gas Drilling - 1.7 %
89,201        DDI Holding AS, 9.3%, 1/19/12 (144A)       $   78,497
500,000       Petromena AS, 9.75%, 5/24/12 (144A)            76,635
500,000 11.65 Sevan Drilling, FRN, 12/7/12                   79,189
                                                         $  234,321
              Oil & Gas Equipment & Services - 0.9 %
50,000        Complete Production Service, 8.0%, 12/15/16$   47,500
500,000 11.99 Sevan Marine ASA, FRN, 10/24/12 (144A)         80,467
                                                         $  127,967
              Oil & Gas Exploration & Production - 5.2 %
35,000        Harvest Operations Corp., 7.875%, 10/15/11 $   28,350
50,000        Hilcorp Energy, 7.75%, 11/1/15 (144A)          43,000
50,000        Mariner Energy, Inc., 7.5%, 4/15/13 (144A)     44,250
100,000       Norse Energy ASA, 6.5%, 7/14/11 (144A)         82,000
500,000       PA Resources AB, 8.75%, 3/10/10                79,189
100,000       Parallel Petroleum Corp., 10.25%, 8/1/14       90,000
65,000        Plains E&P CO., 7.625%, 6/1/18                 57,525
60,000        Quicksilver Resources, Inc., 7.125%, 4/1/16    48,900
50,000        Range Resources Corp., 7.5%, 5/15/16           47,750
80,000        Sandridge Energy, Inc., 8.0%, 6/1/18           68,800
100,000       TNK-BP Finance SA, 6.625%, 3/20/17 (144A)      65,000
100,000       TNK-BP Finance SA, 7.875%, 3/13/18 (144A)      70,000
                                                         $  724,764
              Oil & Gas Refining & Marketing - 1.2 %
90,000        Aventine Renewable Energy, 10.0%, 4/1/17   $   47,700
105,000       Petroplus Finance, Ltd., 6.75%, 5/1/14 (144    88,725
90,000        Verasun Energy Corp., 9.375%, 6/1/17           35,550
                                                         $  171,975
              Oil & Gas Storage & Transportation - 1.4 %
70,000        Copano Energy LLC, 8.125%, 3/1/16          $   64,050
60,000        Enterprise Products, FRN, 8/1/66               55,618
45,000  7.20  Southern Union Co., 7.2%, 11/1/66              33,048
60,000  7.00  Teppco Partners LP, FRN, 6/1/67                50,370
                                                         $  203,086
              Total Energy                               $1,636,397
              Materials - 10.3 %
              Aluminum - 1.0 %
61,000        Indalex Holding, 11.5%, 2/1/14             $   29,280
100,000 6.83  Noranda Aluminum Acquis, FRN, 5/15/15          76,000
50,000  8.58  Noranda Aluminum Holding, FRN, 11/15/14        33,000
                                                         $  138,280
              Building Materials - 0.4 %
60,000        Intcomex Inc., 11.75%, 1/15/11             $   53,550
              Commodity Chemicals - 1.9 %
100,000       Basell Finance Co., 8.1%, 3/15/27 (144A)   $   45,000
49,000        Georgia Gulf Corp., 10.75%, 10/15/16 (b)       22,050
100,000       Georgia Gulf Corp., 9.5%, 10/15/14             61,500
100,000       Hexion US Fin/Nova Scotia, 9.75%, 11/15/14     79,000
50,000        Nell AF Sarl, 8.375%, 8/15/15 (144A)           32,528
40,000  5.95  Nova Chemicals Corp., FRN, 11/15/13            33,200
                                                         $  273,278
              Construction Materials - 0.5 %
20,000        CA AGY Holding Corp., 11.0%, 11/15/14      $   17,900
70,000        U.S. Concrete, Inc., 8.375%, 4/1/14            54,600
                                                         $   72,500
              Diversified Chemical - 0.5 %
100,000       Ineos Group Holdings Plc, 7.875%, 2/15/16 ($   74,280
              Diversified Metals & Mining - 0.8 %
10,000        American Rock Salt Co., LLC, 9.5%, 3/15/14 $   10,300
100,000       CII Carbon LLC, 11.125%, 11/15/15              97,500
25,000        Freeport-McMoran Copper & Gold, 8.375%, 4/1/   24,625
                                                         $  132,425
              Forest Products - 0.4 %
5,464         Ainsworth Lumber, 11.0%, 7/29/15 (144A)    $    4,112
30,000        Mandra Forestry 12%, 5/15/13 (144A)            25,500
25,000        Sino Forest Corp., 9.125%, 8/17/11 (144A)      24,750
                                                         $   54,362
              Metal & Glass Containers - 0.4 %
50,000        Consol Glass, Ltd, 7.625%, 4/15/14 (144A)  $   49,285
              Paper & Packaging - 2.6 %
185,000       AEP Industries, Inc., 7.875%, 3/15/13      $  138,750
65,000        Graham Packaging Co., 9.875%, 10/15/14         56,550
100,000       Graphic Packaging Co., 9.5%, 8/15/13           90,500
100,000       Pioneer Natural Resource, 10.0%, 6/1/13        72,000
                                                         $  357,800
              Paper Products - 1.0 %
160,000       Exopack Holding Corp., 11.25%, 2/1/14      $  134,400
              Specialty Chemicals - 0.3 %
50,000        Chemtura Corp., 6.875%, 6/1/16             $   40,000
              Steel - 0.2 %
75,000        Algoma Acquisition Corp., 9.875%, 6/15/15 ($   67,594
100,000       Bulgaria Steel Finance, 12.0%, 5/4/13          32,387
                                                         $   99,981
              Total Materials                            $1,480,141
              Capital Goods - 7.3%
              Building Products - 0.9 %
105,000       C10 Capital SPV, Ltd., FRN, 12/31/49       $   97,175
75,000        Industrias Unidas, 11.5%, 11/15/16 (144A)      31,500
                                                         $  128,675
              Construction & Engineering - 1.3 %
30,000        CIA Latino Americano, 9.75%, 5/10/12       $   21,300
105,000       Desarrollos Metropolitan, 10.875%, 5/9/17 (1   65,993
45,000        Dycom Industries, 8.125%, 10/15/15             39,600
85,000        Mastec, Inc., 7.625%, 2/1/17                   71,825
                                                         $  198,718
              Construction, Farm Machinery & Heavy Trucks - 1.2 %
60,000        American Railcar, 7.5%, 3/1/14             $   53,100
15,000        Greenbrier Co., Inc., 8.375%, 5/15/15          12,900
105,000       Titan Wheel International, Inc., 8.0%, 1/15   101,850
                                                         $  167,850
              Heavy Electrical Equipment - 1.1 %
145,000       Altra Industrial Motion, 9.0%, 12/1/11     $  149,350
              Industrial Machinery - 1.2 %
120,000       Industrias Metalurgicas Pescar, 11.25%, 10/$   97,200
100,000       Mueller Water Products, 7.375%, 6/1/17         79,000
                                                         $  176,200
              Trading Companies & Distributors - 0.7 %
100,000       Aleris International, Inc., 9.0%, 12/15/14 $   61,000
25,000        Glencore Funding LLC, 6.0%, 4/15/14 (144A) $   23,598
24,000        Park-Ohio Industries, Inc., 8.375%, 11/15/14   19,020
                                                         $  103,618
              Total Capital Goods                        $  924,411
              Commercial Services & Supplies - 1.0 %
              Diversified Commercial Services - 0.5 %
120           Msx International, 12.5%, 4/1/12 (144A)    $   78,000
              Environmental & Facilities Services - 0.1 %
6,000         Clean Harbors, Inc., 11.25%, 7/15/12 (144A)$    6,180
              Total Commercial Services & Supplies       $   84,180
              Transportation - 1.6 %
              Air Freight & Couriers - 0.7 %
110,000       Ceva Group Plc, 10.0%, 9/1/14 (144A)       $  105,600
              Airlines - 0.1 %
18,202        Continental Airlines, Inc., 8.499%, 5/1/11 $   16,738
              Marine - 0.4 %
100,000       Blt Finance BV, 7.5%, 5/15/14 (144A)       $   56,000
              Railroads - 0.3 %
45,000        TFM SA De CV, 9.375%, 5/1/12               $   45,900
              Total Transportation                       $  224,238
              Automobiles & Components - 2.6 %
              Auto Parts & Equipment - 1.9 %
35,000        Allison Transmission, 11.0%, 11/1/15 (144A)$   30,450
25,000        Allison Transmission, 11.25%, 11/1/15 (144A    20,500
175,000       Lear Corp., 8.75%, 12/1/16                    121,625
70,000        Stanadyne Corp., 10.0%, 8/15/14                65,100
25,000        Tenneco Automotive, Inc., 8.625%, 11/15/14     19,875
                                                         $  257,550
              Tires & Rubber - 0.7 %
70,000        Cooper Standard Auto, 7.0%, 12/15/12       $   56,350
70,000        Cooper Standard Auto, 8.375%, 12/15/14         44,100
                                                         $  100,450
              Total Automobiles & Components             $  358,000
              Consumer Durables & Apparel - 0.7 %
              Homebuilding - 0.3 %
60,000        Meritage Homes Corp., 6.25%, 3/15/15       $   44,400
              Housewares & Specialties - 0.4 %
100,000       Yankee Acquisition Corp., 9.75%, 2/15/17 (b$   57,000
              Total Consumer Durables & Apparel          $  101,400
              Consumer Services - 2.8 %
              Casinos & Gaming - 2.8 %
150,000       Codere Finance SA, 8.25%, 6/15/15 (144A)   $  156,305
30,000        Firekeepers Development Authority, 13.875%,    26,400
100,000       Fontainebleau Las Vegas, 10.25%, 6/15/15 (1    28,000
65,000        Little Traverse Bay Odawa Inn, 10.25%, 2/15    44,200
50,000  8.25  Lottomatica S.p.A., FRN, 3/31/66 (144A)        53,510
120,000       Manshantucket Pequot Tribe, 8.5%, 11/15/15     78,000
                                                         $  386,415
              Total Consumer Services                    $  386,415
              Media - 1.2 %
              Broadcasting - 1.2 %
50,000        CCH II LLC/CCH II Capital Corp., 10.25%, 9/$   44,750
75,000        Kabel Deutschland GMBH, 10.625%, 7/1/14        73,500
120,000       Univision Communications, 9.75%, 3/15/15 (1    55,800
                                                         $  174,050
              Total Media                                $  174,050
              Retailing - 1.6 %
              Apparel Retail - 0.6 %
50,000  10.46 EDCON Holdings Property, Ltd., FRN 6/15/15 $   33,796
50,000        Sally Holdings LLC, 10.5%, 11/15/16 (b)        47,500
                                                         $   81,296
              Distributors - 0.2 %
25,000        Ryerson, Inc., 12.0%, 11/1/15 (144A)       $   21,250
              Business Services- 0.2 %
35,000        Kar Holdings Inc., 10.0%, 5/1/15 (144A)    $   26,950
              Internet Retail - 0.6 %
85,000        Ticketmaster, 10.75%, 8/1/16               $   79,900
              Total Retailing                            $  209,396
              Food, Beverage & Tobacco - 1.1 %
              Distillers & Vintners - 0.3 %
7,108         Belvedere, 0.0%, 4/11/14                   $    5,663
46,200        Belvedere, 7.692%, 4/11/14                     38,715
                                                         $   44,378
              Packaged Foods & Meats - 1.4 %
100,000       Arantes International, 10.25%, 6/19/13     $   68,000
30,000        Bertin Ltda, 10.25%, 10/5/16 (144A)            26,100
55,000        Independencia International, 9.875%, 5/15/1    45,375
75,000        Marfrig Overseas, Ltd., 9.625%, 11/16/16 (14   60,000
                                                         $  199,475
              Tobacco - 0.5 %
85,000        Alliance One International, Inc., 8.5%, 5/1$   78,625
              Total Food, Beverage & Tobacco             $  322,478
              Household & Personal Products - 0.4 %
              Household Products - 0.4 %
75,000        Central Garden, 9.125%, 2/1/13 (b)         $   57,750
              Total Household & Personal Products        $   57,750
              Health Care Equipment & Services - 4.5 %
              Health Care Equipment - 0.9 %
50,000        Accellent, Inc., 10.5%, 12/1/13            $   44,000
50,000        Pts Acquistion, 9.75%, 4/15/17                 39,428
                                                         $   83,428
              Health Care Facilities - 0.7 %
50,000        HCA, Inc., 9.625%, 11/15/16                $   47,500
50,000        Universal Hospital Services, 8.5%, 6/1/15      46,625
                                                         $   94,125
              Health Care Services - 2.6 %
100,000       AMR Holdco/Emcar Holdco, 10.0%, 2/15/15    $  104,750
100,000       Dasa Finance Corp., 8.75%, 5/29/18 (144A)      84,000
200,000       Surgical Care Affiliates, 8.875%, 7/15/15 (   174,000
                                                         $  362,750
              Health Care Supplies - 0.7 %
110,000       Biomet, Inc., 10.375%, 10/15/17            $  108,900
              Managed Health Care - 0.6 %
90,000        Multiplan, Inc., 10.375%, 4/15/16 (144A)   $   88,200
              Total Health Care Equipment & Services     $  737,403
              Pharmaceuticals & Biotechnology - 2.1 %
              Pharmaceuticals - 1.3 %
85,000        Angiotech Pharmaceutical, 7.75%, 4/1/14    $   49,725
75,000        Phibro Animal Health Corp., 10.0, 8/1/13 (1    72,000
70,000        Phibro Animal Health Corp., 13.0, 8/1/14 (1    67,200
                                                         $  188,925
              Total Pharmaceuticals & Biotechnology      $  188,925
              Banks - 3.4 %
              Diversified Banks - 2.8 %
150,000       ALB Finance BV, 9.375%, 4/19/28            $   51,657
75,000        ATF Bank JSC, 9.25%, 4/12/12 (144A)            54,174
35,000        Banco Macro SA, 8.5%, 2/1/17                   22,925
100,000       Centercredit International, 8.625%, 1/30/14    70,000
50,000        Citi, VAR% PERPETUAL (b)                       34,033
50,000        Sibacademfinance Plc, 7.0%, 5/21/10            54,918
50,000        Sibacademfinance Plc, 9.0%, 5/12/09 (144A)     50,161
80,000        Turanalem Finance BV, 8.5%, 2/10/15 (144A)     49,600
                                                         $  387,468
              Thrifts & Mortgage Finance - 0.6 %
100,000       Hipotecaria Su Casita SA, 8.5%, 10//4/16 (1$   96,000
              Total Banks                                $  483,468
              Diversified Financials - 3.3 %
              Investment Banking & Brokerage - 0.5 %
50,000        Egidaco Investments, 18.0%, 6/24/11        $   70,056
              Diversified Financial Services - 0.7 %
100,685       AAC Group Holding Corp., 14.75%, 10/1/12   $   95,651
              Specialized Finance - 2.1 %
100,000       Ace Cash Express, Inc., 10.25%, 10/1/14 (14$   72,000
200,000       NCO Group, Inc., 11.875%, 11/15/14            163,000
70,000  7.68  NCO Group, Inc., FRN, 11/15/13                 57,050
                                                         $  292,050
              Total Diversified Financials               $  457,757
              Insurance - 3.1 %
              Insurance Brokers - 1.9 %
150,000       Hub International Holdings, 10.25%, 6/15/15$  118,500
125,000       Leucadia National, 8.125%, 9/15/15            121,563
25,000        Usi Holdings Corp., 9.75%, 5/15/15 (144A)      19,000
                                                         $  259,063
              Life & Health Insurance - 0.9 %
125,000       Presidential Life Corp., 7.875%, 2/15/09   $  124,375
              Multi-Line Insurance - 1.2 %
100,000       Liberty Mutual Group, 7.0%, 3/15/37 (144A) $   70,499
65,000  10.75 Liberty Mutual Group, FRN, 6/15/58 (144A)      46,800
61,981        Sul America Partecipacoe, 8.625%, 2/15/12 (    60,122
                                                         $  177,421
              Total Insurance                            $  560,859
              Real Estate - 2.1 %
              Diversified Real Estate Activities - 2.1 %
70,000        Alto Palermo SA, 7.875%, 5/11/17 (144A)    $   43,050
135,000 10.86 Alto Palermo SA, FRN, 6/11/12 (144A)           98,375
100,000       Greentown China Holds, 9.0%, 11/8/13 (144A)    58,000
90,000        Inversiones Y Rep, 8.5%, 2/2/17 (144A)         58,500
100,000       Neo-China Group Holdings, 9.75%, 7/23/14       33,000
                                                         $  290,925
              Total Real Estate                          $  290,925
              Software & Services - 2.7 %
              Application Software - 0.8 %
50,000        Open Solutions, Inc., 9.75%, 2/15/15 (144A)$   32,500
95,000        Vangent, Inc. 9.625%, 2/15/15                  77,425
                                                         $  109,925
              Data Processing & Outsourced Services - 1.6 %
280,000       First Data Corp., 9.875%, 9/24/15 (144A)   $  219,800
              IT Consulting & Other Services - 0.3 %
55,000        Activant Solutions, Inc., 9.5%, 5/1/16     $   40,700
              Total Software & Services                  $  370,425
              Technology Hardware & Equipment - 0.7 %
              Technology Distributors - 0.7 %
100,000       Da-Lite Screen Co., Inc., 9.5%, 5/15/11    $   94,500
              Total Technology Hardware & Equipment      $   94,500
              Semiconductors - 0.6%
              Semiconductor Equipment - 0.6 %
25,000        Freescale Semiconductor, 8.875%, 12/15/14  $   17,250
50,000        Freescale Semiconductor 9.125%, 12/15/14       31,500
55,000  6.65  Freescale Semiconductor, FRN, 12/15/14         36,850
                                                         $   85,600
              Total Semiconductors                       $   85,600
              Telecommunication Services - 8.6 %
              Integrated Telecommunication Services - 3.5 %
130,000       Broadview Networks Holdings, 11.375%, 9/1/1$  100,100
200,000       GC Impsat Holdings I Plc, 9.872%, 2/15/17 (   180,000
100,000 10.46 Nordic Telephone Company Holdings, FRN, 5/1   128,846
110,000       Paetec Holdings, 9.5%, 7/15/15                 75,350
                                                         $  484,296
              Wireless Telecommunication Services - 5.1 %
100,000       Cell C Pty, Ltd., 11.0%, 7/1/15 (144A)     $  101,000
80,000        Cricket Communications I, 9.375%, 11/1/14      74,400
100,000       Digicel, Ltd., 9.25%, 9/1/12 (144A)            99,000
110,000       Hughes Network System, 9.5%, 4/15/14          106,700
50,000        Intelsat, 11.5%, 6/16/15 (144A)                48,000
50,000        Mobile Telesystems Finance, 8.0%, 1/28/12      44,000
220,000       True Move Co., Ltd., 10.75%, 12/16/13 (144A   148,500
20,000        Telesat Canada, 12.5%, 11/1/17                 16,600
100,000       Vip Fin, 9.125%, 4/30/18 (144A)                77,627
                                                         $  715,827
              Total Telecommunication Services           $1,200,123
              Utilities - 5.2 %
              Electric Utilities - 1.8%
175,000       Caiua Serv Electricidad, 11.125%, 4/2/49 (1$  139,405
90,000        CIA Transporte Energia, 8.875%, 12/15/16 (1    53,100
70,000        TXU Energy Co., 10.25%, 11/1/15                63,175
                                                         $  255,680
              Gas Utilities - 1.0 %
200,000       Transport De Gas Del Sur, 7.875%, 5/14/17 ($  142,000
              Independent Power Producer & Energy Traders - 1.6 %
100,000       Biofuel Energy, 19.0%, 6/7/12              $   83,000
100,000       Intergen NV, 9.0%, 6/30/17                    100,000
40,369  7.00  Tenaska Alabama, 7.0%, 6/30/21 (144A)          36,389
                                                         $  219,389
              Multi-Utilities - 0.8 %
60,000        Mirant JPSCO Finance Ltd 11.0%, 7/6/16 (144    59,100
50,000        NSG Holdings LLC, 7.75%, 12/15/25 (144A)   $   47,500
                                                         $  106,600
              Total Utilities                            $  723,669
              TOTAL CORPORATE BONDS
              (Cost  $14,304,732)                        $11,152,510

              FOREIGN GOVERNMENT BONDS - 1.4 %
35,000,000    Banco Nac De Desen Econo, 8.0%, 4/28/10    $   25,579
250,000       Republic of Brazil, 12.5%, 1/5/22             135,281
70,000,000    Republic of Columbia, 11.75%, 3/1/10           32,345
                                                         $  193,205
              TOTAL FOREIGN GOVERNMENT BONDS
              (Cost  $251,414)                           $  193,205

              SENIOR FLOATING RATE LOAN INTERESTS - 3.8 % **
              Materials - 0.6 %
              Steel - 0.6 %
99,000  8.78  Niagara Corp., L+5.0% 6/29/14              $   84,150
              Total Materials                            $   84,150
              Capital Goods - 0.5 %
              Aerospace & Defense - 0.5 %
74,812  6.06  Aeroflex Inc L+3.75%, 8/15/14              $   68,453
              Total Capital Goods                        $   68,453
              Consumer Durables & Apparel - 0.2 %
              Homebuilding - 0.1 %
250,000 10.50 LANDSOURCE L+4.5%, 2/22/14                 $   25,313
              Total Consumer Durables & Apparel          $   25,313
              Health Care Equipment & Services - 0.6 %
              Health Care Services - 0.6 %
99,748  6.01  Cardinal Health (PTS Acquistion) L+2.25%, 4$   80,048
              Total Health Care Equipment & Services     $   80,048
              Technology Hardware & Equipment - 1.3 %
              Electronic Equipment & Instruments - 1.3 %
151,250 6.70  Huawei-3Com Company LTD L+3.00% 9/28/12    $  133,100
49,625  7.96  Scitor Corporation L+4.25%, 9/28/14            48,633
                                                         $  181,733
              Total Technology Hardware & Equipment      $  181,733
              Semiconductors - 0.0 %
              Semiconductor Equipment - 0.0 %
83      5.04  Flextronics Semiconductor DD L+2.25%, 10/1/$       71
291     5.04  Flextronics Semiconductor L+2.25%, 10/1/14        249
                                                         $      320
              Total Semiconductors                       $      320
              Telecommunication Services - 0.6 %
              Integrated Telecommunication Services - 0.6 %
7,866   5.71  Telesat Canda L+3.0%, 10/24/14             $    7,072
91,665  5.79  Telesat Canda L+3.0%, 10/24/14                 82,407
                                                         $   89,479
              Total Telecommunication Services           $   89,479
              TOTAL SENIOR FLOATING RATE LOAN INTERESTS
              (Cost  $802,057)                           $  529,496
Shares
              PREFERRED STOCKS - 0.8 %
              Diversified Financials - 0.2 %
              Diversified Financial Services - 0.2 %
45            Bank of America Corp. 7.25%, 12/31/49      $   37,710
              Total Diversified Financials
              Insurance - 0.6 %
              Life & Health Insurance - 0.6 %
6,000         Delphi Financial Group, 7.376% 5/15/37     $   84,750
              Total Insurance                            $   84,750
              TOTAL PREFERRED STOCKS
              (Cost  $186,415)                           $  122,460

              COMMON STOCK - 0.0 %
              Materials - 0.0 %
              Forest Products - 0.0 %
1,675         Ainsworth Lumber Co., Ltd. *               $    3,148
              Total Materials                            $    3,148
              TOTAL COMMON STOCK
              (Cost  $16,166)                            $    3,148

              RIGHTS/WARRANTS - 0.2 %
              Energy - 0.2 %
              Oil & Gas Exploration & Production - 0.2 %
100,000       Norse Energy Corp. ASA *                   $   29,973
              Total Energy                               $   29,973
              Real Estate - 0.0 %
              Diversified Real Estate Activities - 0.0 %
70,000        Neo-China Group Holdings, Ltd. Warrant -CW-$    2,254
              Total Real Estate                          $    2,254
              Diversified Financials - 0.0 %
              Diversified Financial Services - 0.0 %
5             Mandra Forestry - CW1                      $    5,252
              Total Diversified Financials               $    5,252
              Utilities - 0.0 %
              Independent Power Producer & Energy Traders - -0.1 %
4,706         Biofuel Energy ASA *                       $        0
              Total Utilities                            $        0
              TOTAL RIGHTS/WARRANTS
              (Cost  $12,064)                            $   37,479

              TEMPORARY CASH INVESTMENT - 2.8 %
              Securities Lending Collateral  - 2.8% (d)
              Certificates of Deposit:
6,851         Citibank, 2.73%, 10/30/08                  $    6,851
6,851         Abbey National Plc, 3.15%, 8/13/09              6,851
6,854         Banco Santander NY, 3.09%, 12/22/08             6,854
6,849         Bank of Nova Scotia, 3.18%, 5/5/09              6,849
2,465         Bank of Scotland NY, 2.89%, 11/4/08             2,465
10,940        Bank of Scotland NY, 3.03%, 6/5/09             10,940
12,331        Barclays Bank, 3.18%, 5/27/09                  12,331
13,701        BNP Paribas NY,  2.72% 11/3/08                 13,701
1,368         Calyon NY, 2.69%, 1/16/09                       1,368
807           Calyon NY, 2.69%, 1/16/09                         807
12,331        DNB NOR Bank ASA NY, 2.9%, 6/8/09              12,331
12,550        Intesa SanPaolo S.p.A., 2.72%, 5/22/09         12,550
793           NORDEA NY, 2.72%, 4/9/09                          793
657           NORDEA NY, 2.73%, 12/1/08                         657
10,276        Royal Bank of Canada NY, 3.0%, 8/7/09          10,276
6,851         Bank of Scotland NY, 3.06%, 3/5/09              6,851
4,111         Bank of Scotland NY, 2.96%, 11/3/08             4,111
13,701        Societe Generale, 3.28%, 9/4/09                13,701
1,368         Skandinavian Enskilda Bank NY, 3.06%, 2/13/0    1,368
12,331        Svenska Bank NY, 2.7%, 7/8/09                  12,331
4,110         Toronto Dominion Bank NY, 2.75%, 11/5/08        4,110
6,851         Wachovia Corp., 2.79%, 10/30/08                 6,851
1,369         Wachovia Corp., 2.85%, 10/28/08                 1,369
                                                         $  156,317
              Commercial Paper:
13,455        American Honda Finance Corp., 2.92%, 7/14/0$   13,455
13,666        ANZ Bank, 2.64%, 11/5/08                       13,666
13,701        Commonwealth Bank Australia, 3.02%, 7/16/09    13,701
1,366         Dexdel, 2.7%, 11/10/08                          1,366
13,635        JP Morgan Chase & Co., 1.42%, 12/3/08          13,635
1,367         Met Life, Inc., 2.7%, 11/3/08                   1,367
4,110         John Deere Capital Corp., 2.82%, 12/12/08       4,110
13,701        HSBC USA, Inc., 3.2%, 8/14/09                  13,701
13,701        Monumental Global Funding, Ltd., 3.2%, 8/17/   13,701
12,331        New York Life Global, 2.98%, 9/4/09            12,331
1,304         Bank Bovespa NY, 2.79%, 3/12/09                 1,304
6,165         General Electric Capital Corp., 4.24%, 1/5/0    6,165
6,849         General Electric Capital Corp., 2.82%, 3/16/    6,849
6,851         CME Group, Inc., 3.0%, 8/6/09                   6,851
2,534         IBM, 3.18%, 2/13/09                             2,534
6,851         IBM, 3.18%, 6/26/09                             6,851
12,331        Met Life Global Funding, 3.19%, 6/12/09        12,331
6,847         Macquarie Bank, Ltd., 2.55%, 10/8/08            6,847
6,847         Macquarie Bank, Ltd., 2.55%, 10/8/08            6,847
13,701        U.S. Bank, 2.912%, 8/24/09                     13,701
11,646        Westpac Banking Corp., 3.74%, 6/1/09           11,646
                                                         $  182,959
              Tri-party Repurchase Agreements:
27,402        ABN Amro, 1.85%, 10/1/08                   $   27,402
15,338        Barclays Capital Markets, 2.11%, 9/2/08        15,338
11,410        Deutsche Bank, 2.0%, 10/1/08                   11,410
                                                         $   54,151
              Other:
1,518         ABS CFAT 2008-A A1, 3.005%, 4/27/09        $    1,518
              Total Securities Lending Collateral        $  394,945
              TOTAL TEMPORARY CASH INVESTMENTS
              (Cost  $394,945)                           $  394,945
              TOTAL INVESTMENT IN SECURITIES - 100.3%
              (Cost  $17,349,084)(a)                     $14,008,077
              OTHER ASSETS AND LIABILITIES -(0.3)%       $ (48,553)
              TOTAL NET ASSETS - 100.0%                  $13,959,524

*             Non-income producing security.

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At September 30, 2008, the value of these securities amounted to $5,777,124 or 41.4% of total net assets.

** Senior floating rate loan interests in which the Portfolio invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank
              Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

(a) At September 30, 2008, the net unrealized loss on investments based on cost for federal income tax purposes of $17,354,006 was as follows:

              Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost $ 714,622

              Aggregate gross unrealized loss for all investments in which
              there is an excess of tax cost over value   (4,060,551)

              Net unrealized loss                        $(3,345,929)

(b)           At September 30, 2008, the following securities were out on loan:

Principal
Amount                        Description                    Value
34,000        Allison Transmission, 11.0%, 11/1/15 (144A)$  31,138
74,000        Central Garden, 9.125%, 2/1/13                58,105
40,000        Georgia Gulf Corp., 10.75%, 10/15/16          19,971
49,000        Sally Holdings LLC, 10.5%, 11/15/16           48,494
24,000        Tenneco Automotive, Inc., 8.625%, 11/15/14    19,862
100,000       Univision Communications, 9.75%, 3/15/15 (14  46,933
90,000        Yankee Acquisition Corp., 9.75%, 2/15/17      52,421
                                                         $ 276,925

(c)           Debt obligation with a variable interest rate.
              Rate shown is rate at period end.

(d)           Security lending collateral is managed by Credit Suisse.

              FAS 157 Footnote Disclosures
              Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
              Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
              Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
              Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

              The following is a summary of the inputs used as of September
                  30, 2008, in valuing the Fund's assets:

Valuation Inputs                                          InvestmenOther
Financial
                                                          in SecuriInstruments
Level 1 - Quoted Prices                                  $40,858
Level 2 - Other Significant Observable Inputs             13,967,219  (549,153)
Level 3 - Significant Unobservable Inputs
Total                                                    $14,008,077  (549,153)


              Pioneer High Yield VCT Portfolio
              Schedule of Investments  9/30/08 (unaudited)

        Floating
Shares  Rate (c)                                                Value
              CONVERTIBLE CORPORATE BONDS - 10.0 %
              Energy - 0.7 %
              Oil & Gas Drilling - 0.5 %
625,000       Hercules Offshore, 3.375%, 6/1/38          $     464,063
              Oil & Gas Refining & Marketing - 0.2 %
410,000       Verenium Corp., 5.5%, 4/1/27 (144A)        $     141,450
              Total Energy                               $     605,513
              Capital Goods - 1.7 %
              Construction & Farm Machinery & Heavy Trucks - 0.2 %
250,000       Greenbrier Co., Inc., 2.375%, 5/15/26      $     160,938
              Electrical Component & Equipment - 0.5 %
745,000       Roper Industries, Inc., 1.4813%, 1/15/34   $     509,394
              Trading Companies & Distributors - 1.0 %
1,230,000     Wesco Distribution, Inc., 1.75%, 11/15/26  $     954,787
              Total Capital Goods                        $   1,625,119
              Transportation - 0.5 %
              Marine - 0.5 %
590,000       Horizon Lines, 4.25%, 8/15/12              $     444,713
              Total Transportation                       $     444,713
              Consumer Services - 0.5 %
              Casinos & Gaming - 0.5 %
495,000       Shuffle Master, 1.25%, 4/15/24             $     480,150
              Total Consumer Services                    $     480,150
              Media - 1.6 %
              Advertising - 1.6 %
1,665,000     Interpublic Group Co., 4.25%, 3/15/23 (144A$   1,540,123
              Total Media                                $   1,540,123
              Retailing - 1.0 %
              Automotive Retail - 1.0 %
1,000,000     Sonic Automotive, Inc., 5.25%, 5/7/09      $     965,000
              Total Retailing                            $     965,000
              Health Care Equipment & Services - 0.8 %
              Health Care Services - 0.8 %
1,150,000     Omnicare, Inc., 3.25%, 12/15/35            $     753,250
              Health Care Supplies - 0.0 %
35,000        Inverness Medical Innovation, 3.0%, 5/15/16$      28,788
              Total Health Care Equipment & Services     $     782,038
              Pharmaceuticals & Biotechnology - 0.8 %
              Biotechnology - 0.8 %
590,000       Epix Medical, Inc. 3.0%, 6/15/24           $     358,424
635,000       Mannkind Corp., 3.75%, 12/15/13                  344,488
                                                         $     702,912
              Total Pharmaceuticals & Biotechnology      $     702,912
              Real Estate - 1.4 %
              Office Real Estate Investment Trusts - 0.6 %
500,000       Alexandria Real, 3.7%, 1/15/27 (144A)      $     518,750
              Retail Real Estate Investment Trusts - 0.8 %
1,340,000     General Growth Properties, 3.98%, 4/15/27 ($     797,300
              Total Real Estate                          $   1,316,050
              Technology Hardware & Equipment - 1.0 %
              Communications Equipment - 0.3 %
600,000       Nortel Networks, 2.125%, 4/15/14           $     287,250
              Electronic Equipment & Instruments - 0.4 %
500,000       Newport Corp., 2.5%, 2/15/12 (144A)        $     393,750
              Technology Distributors - 0.3 %
250,000       Anixter International, Inc., 1.0%, 2/15/13 $     262,813
              Total Technology Hardware & Equipment      $     943,813
              TOTAL CONVERTIBLE CORPORATE BONDS          $   9,405,431
              (Cost  $11,551,750)

              PREFERRED STOCKS - 6.3 %
              Energy - 0.7 %
              Oil & Gas Exploration & Production - 0.7 %
12,270        Petroquest Energy, 6.875%, 12/31/49        $     698,666
              Total Energy                               $     698,666
              Materials - 1.4 %
              Diversified Metals & Mining - 1.4 %
965           Freeport-MC Copp., 5.5%, 12/31/49          $   1,279,831
              Total Materials                            $   1,279,831
              Capital Goods - 0.4 %
              Electrical Component & Equipment - 0.4 %
2,000         General Cable Corp., 5.75%, 11/24/13       $     377,375
              Total Capital Goods                        $     377,375
              Health Care Equipment & Services - 0.5 %
              Health Care Supplies - 0.5 %
2,420         Inverness Medical Corp., 3.0%, 12/31/49 *  $     459,800
              Total Health Care Equipment & Services     $     459,800
              Banks - 0.3 %
              Thrifts & Mortgage Finance - 0.3 %
14,000        Sovereign Cap Trust IV, 4.375%, 3/1/34     $     294,000
595           Washington Mutual Preferred, 7.75%, 12/31/4          167
                                                         $     294,167
              Total Banks                                $     294,167
              Diversified Financials - 0.4 %
              Asset Management & Custody Banks - 0.2 %
5,000         Legg Mason, Inc., 7.0%, 6/30/11            $     175,000
              Other Diversified Financial Services - 0.2 %
300           Bank of America Corp 7.25%, 12/31/49       $     251,400
              Total Diversified Financials               $     426,400
              Insurance - 0.5 %
              Life & Health Insurance - 0.5 %
34,000        Delphi Financial Group, 7.376%, 5/15/37    $     480,250
              Total Insurance                            $     480,250
              Real Estate - 1.4 %
              Diversified Real Estate Activities - 1.4 %
75,000        Forest City Enterprises, 7.375%, 2/1/34    $   1,275,000
              Total Real Estate                          $   1,275,000
              Utilities - 0.7 %
              Multi-Utilities - 0.7 %
10,000        CMS Energy Corp., 4.5%, 12/31/49           $     651,250
              Total Utilities                            $     651,250
              TOTAL PREFERRED STOCKS                     $   5,942,739
              (Cost  $8,189,234)

              COMMON STOCKS - 12.4 %
              Energy - 0.4 %
              Integrated Oil & Gas - 0.3 %
7,500         USX-Marathon Group, Inc.                   $     299,025
              Oil & Gas Exploration & Production - 0.1 %
7,125         Sandridge Energy, Inc. *                   $     139,650
              Total Energy                               $     438,675
              Materials - 1.2 %
              Construction Materials - 0.3 %
7,752         Texas Industries, Inc. (b)                 $     316,747
              Diversified Metals & Mining - 0.7 %
4,900         Freeport-McMoRan Copper & Gold, Inc. (Class$     278,565
88,500        Polymet Mining Corp. *                           194,700
12,700        Titanium Metals Corp. (b)                        144,018
                                                         $     617,283
              Gold - 0.2 %
3,900         Barrick Gold Corp.                         $     143,286
              Total Materials                            $   1,077,316
              Capital Goods - 2.6 %
              Aerospace & Defense - 0.3 %
18,300        Be Aerospace, Inc. *                       $     289,689
              Building Products - 0.3 %
7,752         Lennox International, Inc.                 $     257,909
              Construction & Farm Machinery & Heavy Trucks - 0.2 %
32,100        Commercial Vehicle Group, Inc. *           $     228,231
              Electrical Component & Equipment - 0.8 %
10,000        Cooper Industries, Inc.                    $     399,500
10,800        General Cable Corp. * (b)                        384,804
                                                         $     784,304
              Industrial Machinery - 1.0 %
9,536         ESCO Technologies Corp. * (b)              $     459,349
8,000         ITT Corp.                                        444,880
                                                         $     904,229
              Total Capital Goods                        $   2,464,362
              Consumer Services - 1.1 %
              Casinos & Gaming - 0.7 %
19,000        International Game Technology              $     326,420
14,100        Scientific Games Corp. * (b)                     324,582
                                                         $     651,002
              Specialized Consumer Services - 0.4 %
40,800        Service Corporation International          $     341,088
              Total Consumer Services                    $     992,090
              Media - 0.3 %
              Movies & Entertainment - 0.1 %
5,513         Cinemark Holdings, Inc. (b)                $      74,977
              Publishing - 0.2 %
5,800         McGraw-Hill Co., Inc.                      $     183,338
              Total Media                                $     258,315
              Retailing - 0.3 %
              Department Stores - 0.3 %
8,800         J.C. Penney Co., Inc.                      $     293,392
              Total Retailing                            $     293,392
              Health Care Equipment & Services - 0.6 %
              Health Care Equipment - 0.1 %
6,008         Thoratec Corp. *                           $     157,710
              Health Care Supplies - 0.3 %
8,000         Inverness Medical Innovations, Inc. * (b)  $     240,000
              Managed Health Care - 0.2 %
3,200         CIGNA Corp. *                              $     108,736
3,900         United Healthcare Group, Inc. *                   99,021
                                                         $     207,757
              Total Health Care Equipment & Services     $     605,467
              Pharmaceuticals & Biotechnology - 1.8 %
              Life Sciences Tools & Services - 1.8 %
7,215         Bio-Rad Laboratories, Inc. *               $     715,151
9,700         Thermo Fisher Scientific, Inc. *                 533,500
6,800         Waters Corp. *                                   395,624
                                                         $   1,644,275
              Total Pharmaceuticals & Biotechnology      $   1,644,275
              Real Estate - 0.5 %
              Mortgage Real Estate Investment Trusts - 0.5 %
36,100        Annaly Capital Management, Inc.            $     485,545
              Total Real Estate                          $     485,545
              Technology Hardware & Equipment - 1.3 %
              Communications Equipment - 0.3 %
7,700         CommScope, Inc. *                          $     266,728
              Electronic Equipment & Instruments - 0.7 %
7,500         Itron, Inc. *                              $     663,975
              Electronic Manufacturing Services - 0.3 %
9,300         Tyco Electronics, Ltd.                     $     257,238
              Total Technology Hardware & Equipment      $   1,187,941
              Telecommunication Services - 0.4 %
              Alternative Carriers - 0.0 %
11,119        Paetec Holding Corp. *                     $      23,906
              Integrated Telecommunication Services - 0.4 %
6,689         General Communication, Inc. *              $      61,940
30,500        Windstream Corp.                                 333,670
                                                         $     395,610
              Total Telecommunication Services           $     419,516
              Utilities - 1.9 %
              Gas Utilities - 0.3 %
5,900         Questar Corp.                              $     241,428
              Independent Power Producer & Energy Traders - 1.0 %
37,500        NRG Energy, Inc. * (b)                     $     928,125
              Multi-Utilities - 0.6 %
3,900         Public Service Enterprise Group, Inc.      $     127,881
9,545         Sempra Energy                                    481,736
                                                         $     609,617
              Total Utilities                            $   1,779,170
              TOTAL COMMON STOCKS                        $  11,646,064
              (Cost  $12,281,602)

              ASSET BACKED SECURITIES - 0.0 %
              Diversified Financials - 0.0 %
              Other Diversified Finance Services - 0.0 %
80,000   2.92 Bear Stearns Asset Backed Securities, Inc. $      34,369
              Total Diversified Financials               $      34,369
              TOTAL ASSET BACKED SECURITIES              $      34,369
              (Cost  $34,206)

              COLLATERALIZED MORTGAGE OBLIGATIONS - 0.3 %
              Materials - 0.3 %
              Forest Products - 0.3 %
450,000       TSTAR 2006-1 F, 7.5296%, 10/15/36 (144A)   $     317,830
              Total Materials                            $     317,830
              TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS  $     317,830
              (Cost  $453,965)

              CORPORATE BONDS - 66.0 %
              Energy - 6.0 %
              Coal & Consumable Fuels - 0.7 %
705,000       Massey Energy Co., 6.875%, 12/15/13        $     638,025
              Oil & Gas Equipment & Services - 0.6 %
190,000       Complete Production Service, 8.0%, 12/15/16$     180,500
500,000  5.78 Sevan Marine ASA, Floating Rate Note, 5/14/      425,000
                                                         $     605,500
              Oil & Gas Exploration & Production - 1.6 %
755,000       Hilcorp Energy, 7.75%, 11/1/15 (144A)      $     649,300
650,000       Parallel Petroleum Corp., 10.25%, 8/1/14         585,000
275,000       Sandridge Energy, Inc., 8.0% 6/1/18              236,500
                                                         $   1,470,800
              Oil & Gas Refining & Marketing - 1.7 %
446,000       Frontier Oil Corp., 6.625%, 10/1/11        $     421,470
165,000       Tesoro Corp., 6.5%, 6/1/17                       132,000
1,150,000     Tesoro Corp., 6.625%, 11/1/15                    937,250
270,000       Verasun Energy Corp., 9.375%, 6/1/17             106,650
                                                         $   1,597,370
              Oil & Gas Storage & Transporation - 1.4 %
1,250,000     Holly Energy Partners LP, 6.25%, 3/1/15    $   1,000,000
405,000  7.00 Teppco Partners LP, Floating Rate Note, 6/1      339,997
                                                         $   1,339,997
              Total Energy                               $   5,651,692
              Materials - 11.3 %
              Aluminum - 2.3 %
590,000  6.83 Noranda Aluminum Acquisition, Floating Rate$     448,400
2,000,000     Novelis, Inc., 7.25%, 2/15/15                  1,740,000
                                                         $   2,188,400
              Commodity Chemicals - 5.3 %
2,350,000     Georgia Gulf Corp., 9.5%, 10/15/14         $   1,445,250
1,000,000     Arco Chemical Co., 9.8%, 2/1/20                  600,000
2,090,000     Millenium America, Inc., 7.625%, 11/15/26        982,300
2,500,000     Nova Chemicals Corp., 7.875%, 9/15/25          1,875,000
                                                         $   4,902,550
              Diversified Chemical - 0.3 %
580,000       Ineos Group Holdings Plc, 8.5%, 2/15/16 (14$     313,200
              Steel - 0.9 %
930,000       Algoma Acquisition Corp., 9.875%, 6/15/15 ($     838,163
              Metal & Glass Containers - 1.6 %
1,950,000     Crown Cork and Seal Co., Inc., 7.375%, 12/1$   1,472,250
              Paper Packaging - 0.9 %
555,000       Graham Packaging Co., 9.875%, 10/15/14     $     482,850
405,000       Graphic Packaging Co., 9.5%, 8/15/13             366,525
                                                         $     849,375
              Total Materials                            $  10,563,938
              Capital Goods - 19.3 %
              Aerospace & Defense - 5.1 %
480,000       Aeroflex, Inc., 11.75%, 2/15/15 (144A)     $     403,200
2,295,000     DRS Technologies, Inc., 6.875%, 11/1/13        2,272,050
2,150,000     Esterline Technology, 7.75%, 6/15/13           2,107,000
                                                         $   4,782,250
              Construction & Engineering - 1.2 %
570,000       Esco Corp., 8.625%, 12/15/13 (144A)        $     558,600
750,000       Mastec, Inc., 7.625%, 2/1/17                     633,750
                                                         $   1,192,350
              Construction & Farm Machinery & Heavy Trucks - 1.0 %
95,000        American Railcar, 7.5%, 3/1/14             $      84,075
965,000       Greenbrier Co., Inc., 8.375%, 5/15/15            829,900
                                                         $     913,975
              Electrical Component & Equipment - 3.5 %
1,600,000     Anixter International Corp., 5.95%, 3/1/15 $   1,413,440
1,000,000     Baldor Electric, 8.625%, 2/15/17 (b)             955,000
145,000       Beldent CDT, Inc., 7.0%, 3/15/17                 129,050
885,000       General Cable Corp., 7.125%, 4/1/17              796,500
                                                         $   3,293,990
              Industrial Machinery - 5.5 %
1,000,000     Gardner Denver, Inc., 8.0%, 5/1/13         $     970,000
3,350,000     Mueller Industries, Inc., 6.0%, 11/1/14        3,015,000
1,450,000     Mueller Water Products, 7.375%, 6/1/17         1,145,500
                                                         $   5,130,500
              Trading Companies & Distributors - 3.0 %
3,320,000     Wesco Distribution, Inc., 7.5%, 10/15/17   $   2,772,200
              Total Capital Goods                        $  18,085,265
              Commercial Services & Supplies - 0.2 %
              Commercial Printing - 0.2 %
180,000       Sheridan Acquisition Corp., 10.25%, 8/15/11$     160,200
              Total Commercial Services & Supplies       $     160,200
              Automobiles & Components - 1.9 %
              Auto Parts & Equipment - 1.9 %
120,000       Allison Transmission, 11.0%, 11/1/15 (144A)$     104,400
575,000       Allison Transmission, 11.25%, 11/1/15 (144A      471,500
260,000       Cooper Standard Auto, 7.0%, 12/15/12             209,300
330,000       Cooper Standard Auto, 8.375%, 12/15/14           207,900
935,000       Lear Corp., 8.75%, 12/1/16                       649,825
150,000       Tenneco Automotive, Inc., 8.625%, 11/15/14       119,250
                                                         $   1,762,175
              Total Automobiles & Components             $   1,762,175
              Consumer Durables & Apparel - 1.2 %
              Homebuilding - 0.4 %
560,000       Meritage Homes Corp., 6.25%, 3/15/15       $     414,400
              Housewares & Specialties - 0.8 %
1,250,000     Yankee Acquisition Corp., 9.75%, 2/15/17 (b$     712,500
              Total Consumer Durables & Apparel          $   1,126,900
              Consumer Services - 1.9 %
              Casinos & Gaming - 1.5 %
1,335,000     Mashantucket Pequot Tribe, 8.5%, 11/15/15 ($     867,750
280,000       Firekeepers Dev Authority 13.875%, 5/1/15 (1     246,400
380,000       Scientific Games Corp., 6.25%, 12/15/12          334,400
                                                         $   1,448,550
              Hotels, Resorts & Cruise Lines - 0.4 %
500,000       Pegasus Solutions, Inc., 10.5%, 4/15/15    $     346,250
              Total Consumer Services                    $   1,794,800
              Media - 1.9 %
              Advertising - 1.4 %
1,360,000     Interpublic Group, Inc., 7.25%, 8/15/11    $   1,292,000
              Broadcasting - 0.5 %
990,000       Univision Communications, 9.75%, 3/15/15 (1$     460,350
              Total Media                                $   1,752,350
              Retailing - 1.0 %
              Automotive Retail - 0.4 %
500,000       Sonic Automotive, Inc., 8.625%, 8/15/13    $     340,000
              Internet Retail - 0.6 %
570,000       Ticketmaster, 10.75%, 8/1/16               $     535,800
              Total Retailing                            $     875,800
              Food, Beverage & Tobacco - 0.2 %
              Tobacco - 0.2 %
200,000       Alliance One International, Inc., 8.5%, 5/1$     185,000
              Total Food, Beverage & Tobacco             $     185,000
              Health Care Equipment & Services - 1.4 %
              Health Care Facilities - 0.2 %
280,000       Community Health Systems, 8.875%, 7/15/15  $     266,000
              Health Care Services - 0.9 %
420,000       Surgical Care Affiliates, 10.0%, 7/15/17 (1$     315,000
540,000       Surgical Care Affiliates, 8.875%, 7/15/15 (      469,800
                                                         $     784,800
              Health Care Supplies - 0.3 %
315,000       Biomet, Inc., 10.375%, 10/15/17            $     311,850
              Total Health Care Equipment & Services     $   1,362,650
              Pharmaceuticals & Biotechnology - 0.4 %
              Life Sciences Tools & Services - 0.4 %
440,000       Bio-Rad Laboratories, Inc., 6.125%, 12/15/1$     409,200
              Total Pharmaceuticals & Biotechnology      $     409,200
              Diversified Financials - 3.2 %
              Multi-Sector Holding - 1.3 %

500,000       Leucadia National, 7.125%, 3/15/17         $     455,000
785,000       Leucadia National, 8.125%, 9/15/15               763,413
                                                         $   1,218,413
              Specialized Finance - 1.9 %
1,910,00 7.68 NCO Group, Inc., Floating Rate Note, 11/15/$   1,556,650
250,000 19.42 Successor II, Ltd., Floating Rate Note, 4/6      249,150
                                                         $   1,805,800
              Total Diversified Financials               $   3,024,213
              Insurance - 2.8 %
              Insurance Brokers - 1.2 %
630,000       Alliant Holdings, Inc., 11.0%, 5/1/15 (144A$     548,100
790,000       Hub International Holdings, 10.25%, 6/15/15      624,100
                                                         $   1,172,200
              Multi-Line Insurance - 0.6 %
775,000  7.00 Liberty Mutual Group, 7.0%, 3/15/37 (144A) $     546,370
              Property & Casualty Insurance - 0.3 %
455,000 14.00 MBIA, Inc., Floating Rate Note, 1/15/33  (1$     263,900
              Reinsurance - 0.7 %
400,000  9.56 Foundation RE II, Ltd., Floating Rate Note,$     396,080
250,000  6.39 Redwood Capital X, Ltd., Floating Rate Note      249,400
                                                         $     645,480
              Total Insurance                            $   2,627,950
              Real Estate - 4.7 %
              Diversified Real Estate Activities - 2.8 %
410,000       Forest City Enterprises, 6.5%, 2/1/17      $     313,650
2,935,000     Forest City Enterprises, 7.625%, 6/1/15        2,348,000
                                                         $   2,661,650
              Retail Real Estate Investment Trusts - 1.9 %
1,500,000     BF Saul Real Estate Investment Trust, 7.5%,$   1,230,000
800,000       Rouse Co. LP/TRC Co., 6.75%, 5/1/13 (144A)       544,000
                                                         $   1,774,000
              Total Real Estate                          $   4,435,650
              Software & Services - 3.0 %
              Application Software - 1.0 %
1,150,000     Vangent, Inc., 9.625%, 2/15/15             $     937,250
              Data Processing & Outsourced Services - 1.7 %
1,980,000     First Data Corp., 9.875%, 9/24/15 (144A)   $   1,554,300
              IT Consulting & Other Services - 0.3 %
450,000       Activant Solutions, Inc., 9.5%, 5/1/16     $     333,000
              Total Software & Services                  $   2,824,550
              Technology Hardware & Equipment - 0.7 %
              Electronic Equipment & Instruments - 0.7 %
685,000       Itron, Inc., 7.75%, 5/15/12                $     679,863
              Total Technology Hardware & Equipment      $     679,863
              Semiconductors - 0.3 %
              Semiconductor Equipment - 0.3 %
470,000  6.65 Freescale Semiconductor, Floating Rate Note$     314,900
              Total Semiconductors                       $     314,900
              Telecommunication Services - 1.6 %
              Integrated Telecommunication Services - 1.4 %
255,000       GCI, Inc., 7.25%, 2/15/14                  $     221,850
550,000       Intelsat Sub Holdings, 8.5%, 1/15/13 (144A)      508,750
325,000       Paetec Holdings, 9.5%, 7/15/15                   222,625
160,000       Telesat Canada, 11.0%, 11/1/15                   137,600
270,000       Telesat Canada, 12.5%, 11/1/17                   224,100
                                                         $   1,314,925
              Wireless Telecommunication Services - 0.2 %
190,000       Cricket Communications I, 9.375%, 11/1/14  $     176,700
              Total Telecommunication Services           $   1,491,625
              Utilities - 3.0 %
              Electric Utilities - 1.0 %
1,070,000     TXU Energy Co., 10.25%, 11/1/15            $     965,674
              Independent Power Producer & Energy Traders - 1.8 %
500,000       Intergen NV, 9.0%, 6/30/17                 $     500,000
1,333,000     NRG Energy, Inc., 7.375%, 1/15/17              1,213,030
                                                         $   1,713,030
              Multi-Utilities - 0.2 %
160,000       Public Service of New Mexico, 9.25%, 5/15/1$     157,600
              Total Utilities                            $   2,836,304
              TOTAL CORPORATE BONDS                      $  61,965,025
              (Cost  $73,571,132)

              MUNICIPAL BONDS - 0.1 %
              Commercial Services & Supplies - 0.1 %
              Environmental & Facilities Services - 0.1 %
100,000  7.97 Ohio Air Quality Development, Floating Rate$      50,000
              Total Commercial Services & Supplies       $      50,000
              TOTAL MUNICIPAL BONDS                      $      50,000
              (Cost  $100,000)

              SENIOR FLOATING RATE LOAN INTERESTS - 3.4 % **
              Materials - 0.5 %
              Steel - 0.5 %
529,912  8.78 Niagara Corp., Term Loan, 6/29/14          $     450,425
              Total Materials                            $     450,425
              Capital Goods - 0.3 %
              Aerospace & Defense - 0.2 %
149,623  6.06 Aeroflex, Inc., Tranche B-1 Term Loan, 8/15$     136,905
              Construction & Engineering - 0.1 %
100,000  8.70 Custom Building Products, 2nd Lien Term Loa$      76,000
              Total Capital Goods                        $     212,905
              Commercial Services & Supplies - 0.4 %
              Environmental & Facilities Services - 0.4 %
422,420  4.74 Waste Services, Inc., Tranche E Term Loan, $     420,837
              Total Commercial Services & Supplies       $     420,837
              Consumer Durables & Apparel - 0.0 %
              Homebuilding - 0.0 %
250,000 10.50 Landsource Communities, Facility Loan, 2/22$      25,313
              Total Consumer Durables & Apparel          $      25,313
              Consumer Services - 0.5 %
              Casinos & Gaming - 0.5 %
559,778  5.28 Gateway Casinos & Entertainment, Term Advan$     404,908
112,518  5.28 Gateway Casinos & Entertainment, Delayed Dr       81,388
                                                         $     486,296
              Total Consumer Services                    $     486,296
              Health Care Equipment & Services - 0.4 %
              Health Care Supplies - 0.4 %
450,000  7.68 IM U.S. Holdings LLC, Term Loan, 6/26/15   $     409,500
              Total Health Care Equipment & Services $ 409,500 Semiconductors - 0.0 %
              Semiconductor Equipment - 0.0 %
306      5.04 Flextronics Semiconductor, A1A Delayed Draw$         262
1,063    5.04 Flextronics Semiconductor, Closing Date Loa          910
                                                         $       1,172
              Total Semiconductors                       $       1,172
              Telecommunication Services - 0.4 %
              Wireless Telecommunication Services - 0.4 %
403,535  6.22 Stratos Global Corp., Term B Facility Loan,$     374,783
              Total Telecommunication Services           $     374,783
              Utilities - 0.9 %
              Independent Power Producer & Energy Traders - 0.9 % 286,398 4.30 NRG Energy, Inc., Credit-Linked Term Loan, $ 253,064
584,679  5.26 NRG Energy, Inc., Term Loan, 2/1/13              516,629
                                                         $     769,693
              Total Utilities                            $     769,693
              TOTAL SENIOR FLOATING RATE LOAN INTERESTS $ 3,150,924 (Cost $3,779,663)

              TEMPORARY CASH INVESTMENTS - 4.3 %
              Securities Lending Collateral  - 4.3 % (d)
              Certificates of Deposit:
69,438        Citibank, 2.73%, 10/30/08                  $      69,438
69,438        Abbey National Plc, 3.15%, 8/13/09                69,438
69,471        Banco Santander NY, 3.09%, 12/22/08               69,471
69,421        Bank of Nova Scotia, 3.18%, 5/5/09                69,421
24,990        Bank of Scotland NY, 2.89%, 11/4/08               24,990
110,888       Bank of Scotland NY, 3.03%, 6/5/09               110,888
124,988       Barclays Bank, 3.18%, 5/27/09                    124,988
138,876       BNP Paribas NY,  2.72% 11/3/08                   138,876
13,869        Calyon NY, 2.69%, 1/16/09                         13,869
8,181         Calyon NY, 2.69%, 1/16/09                          8,181
124,988       DNB NOR Bank ASA NY, 2.9%, 6/8/09                124,988
127,210       Intesa SanPaolo S.p.A., 2.72%, 5/22/09           127,210
8,034         NORDEA NY, 2.72%, 4/9/09                           8,034
6,661         NORDEA NY, 2.73%, 12/1/08                          6,661
104,157       Royal Bank of Canada NY, 3.0%, 8/7/09            104,157
69,438        Bank of Scotland NY, 3.06%, 3/5/09                69,438
41,670        Bank of Scotland NY, 2.96%, 11/3/08               41,670
138,876       Societe Generale, 3.28%, 9/4/09                  138,876
13,867        Skandinavian Enskilda Bank NY, 3.06%, 2/13/0      13,867
124,988       Svenska Bank NY, 2.7%, 7/8/09                    124,988
41,663        Toronto Dominion Bank NY, 2.75%, 11/5/08          41,663
69,438        Wachovia Corp., 2.79%, 10/30/08                   69,438
13,881        Wachovia Corp., 2.85%, 10/28/08                   13,881
                                                         $   1,584,432
              Commercial Paper:
136,376       American Honda Finance Corp., 2.92%, 7/14/0$     136,376
138,521       ANZ Bank, 2.64%, 11/5/08                         138,521
138,876       Commonwealth Bank Australia, 3.02%, 7/16/09      138,876
13,844        Dexdel, 2.7%, 11/10/08                            13,844
138,210       JP Morgan Chase & Co., 1.42%, 12/3/08            138,210
13,852        Met Life, Inc., 2.7%, 11/3/08                     13,852
41,659        John Deere Capital Corp., 2.82%, 12/12/08         41,659
138,876       HSBC USA, Inc., 3.2%, 8/14/09                    138,876
138,876       Monumental Global Funding, Ltd., 3.2%, 8/17/     138,876
124,988       New York Life Global, 2.98%, 9/4/09              124,988
13,222        Bank Bovespa NY, 2.79%, 3/12/09                   13,222
62,487        General Electric Capital Corp., 4.24%, 1/5/0      62,487
69,421        General Electric Capital Corp., 2.82%, 3/16/      69,421
69,438        CME Group, Inc., 3.0%, 8/6/09                     69,438
25,684        IBM, 3.18%, 2/13/09                               25,684
69,438        IBM, 3.18%, 6/26/09                               69,438
124,988       Met Life Global Funding, 3.19%, 6/12/09          124,988
69,403        Macquarie Bank, Ltd., 2.55%, 10/8/08              69,403
69,403        Macquarie Bank, Ltd., 2.55%, 10/8/08              69,403
138,876       U.S. Bank, 2.912%, 8/24/09                       138,876
118,044       Westpac Banking Corp., 3.74%, 6/1/09             118,044
                                                         $   1,854,483
              Tri-party Repurchase Agreements:
277,752       ABN Amro, 1.85%, 10/1/08                   $     277,752
155,471       Barclays Capital Markets, 2.11%, 10/1/08         155,471
115,650       Deutsche Bank, 2.0%, 10/1/08                     115,650
                                                         $     548,873
              Other:
15,391        ABS CFAT 2008-A A1, 3.005%, 4/27/09        $      15,391
              Total Securities Lending Collateral        $   4,003,180
              TOTAL TEMPORARY CASH INVESTMENTS           $  4,003,180
              (Cost  $4,003,180)
              TOTAL INVESTMENT IN SECURITIES - 102.8 %   $  96,515,562
              (Cost  $113,964,732) (a)
              OTHER ASSETS AND LIABILITIES - (2.8) %     $ (2,600,050)
              TOTAL NET ASSETS - 100.0 %                 $  93,915,512

*             Non-income producing security.

PIK           Represents a pay in kind security.

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At September 30, 2008, the value of these securities amounted to $14,568,637 or 15.5% of total net assets.

** Senior floating rate loan interests in which the Portfolio invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank
              Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

(a) At September 30, 2008, the net unrealized loss on investments based on cost for federal income tax purposes of $114,193,711 was as follows:

              Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost $ 6,134,692

              Aggregate gross unrealized loss for all investments in which
              there is an excess of tax cost over value   (23,812,841)

              Net unrealized loss                        $(17,678,149)

(b)           At September 30, 2008, the following securities were out on loan:

Principal
Amount ($)                    Description                       Value
117,000       Allison Transmission, 11.0%, 11/1/15 (144A)$    107,152
390,000       Allison Transmission, 11.25%, 11/1/15 (144A)    338,081
970,000       Baldor Electric, 8.625%, 2/15/17                943,310
148,000       Tenneco Automotive, Inc., 8.625%, 11/15/14      122,482
1,230,000     Yankee Acquisition Corp., 9.75%, 2/15/17        716,423
Shares
1,000         Cinemark Holdings, Inc.                          13,600
7,400         ESCO Electronics Corp. *                        356,458
10,600        General Cable Corp. *                           377,678
8,000         Inverness Medical Innovations, Inc. *           240,000
10,000        NRG Energy, Inc. *                              247,500
600           Scientific Games Corp. *                         13,812
7,600         Texas Industries, Inc.                          310,536
12,000        Titanium Metals Corp.                           136,080
              Total                                      $  3,923,112

 (c)          Debt obligation with a variable interest rate.
              Rate shown is rate at period end.

(d)           Security lending collateral is managed by Credit Suisse.

              FAS 157 Footnote Disclosures
              Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
              Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
              Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
              Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

              The following is a summary of the inputs used as of September
                  30, 2008, in valuing the Fund's assets:

Valuation Inputs                                          Investments Other
Financial
                                                          in
SecuritieInstruments
Level 1 - Quoted Prices                                  $12,532,264
Level 2 - Other Significant Observable Inputs             83,983,298
Level 3 - Significant Unobservable Inputs
Total                                                    $96,515,562


        Pioneer International Value VCT Portfolio
        Schedule of Investments  9/30/08 (unaudited)

Shares                                                         Value

        COMMON STOCKS - 94.1 %
        Energy - 11.2 %
        Coal & Consumable Fuels - 0.4 %
134,400 Yanzhou Coal Mining *                               $  140,417
        Integrated Oil & Gas - 10.2 %
16,400  BG Group Plc                                        $  297,144
83,538  BP Amoco Plc                                           695,418
 9,129  Petrobras Brasileiro (A.D.R.) *                        341,607
40,085  Repsol SA                                            1,184,479
28,827  Royal Dutch Shell Plc                                  835,196
10,300  Statoil ASA *                                          245,843
                                                            $3,599,687
        Oil & Gas Equipment & Services - 0.6 %
 3,685  Technip                                             $  207,062
        Oil & Gas Exploration & Production - 0.0 %
   162  CNOOC, Ltd.                                         $      186
        Total Energy                                        $3,947,352
        Materials - 5.1 %
        Diversified Chemical - 0.4 %
 3,100  Akzo Nobel *                                        $  149,075
   300  Nissan Chemical Industries                               2,765
   300  UBE Industries, Ltd. *                                     802
                                                            $  152,642
        Diversified Metals & Mining - 4.4 %
27,234  BHP Billiton, Ltd.                                  $  700,725
25,040  Companhia Vale do Rio Doce (A.D.R.)                    443,208
 6,355  Rio Tinto Plc                                          395,403
                                                            $1,539,336
        Fertilizers & Agricultural Chemicals - 0.3 %
 2,690  Yara International ASA                              $   93,781
        Industrial Gases - 0.0 %
   700  Taiyo Nippon Sanso Corp.                            $    5,548
        Total Materials                                     $1,791,307
        Capital Goods - 8.5 %
        Construction & Engineering - 0.0 %
   700  China Railway Group, Ltd. *                         $      422
        Construction & Farm Machinery & Heavy Trucks - 1.6 %
 1,337  Hyundai Heavy Industries *                          $  310,513
14,700  Komatsu, Ltd.                                          237,958
                                                            $  548,471
        Electrical Component & Equipment - 0.8 %
 1,100  Nexans SA *                                         $   98,546
15,500  Sumitomo Electric                                      168,564
                                                            $  267,110
        Heavy Electrical Equipment - 2.2 %
12,500  ABB, Ltd.                                           $  239,862
 1,200  Alstom *                                                90,514
47,454  Mitsubishi Electric Corp.                              319,772
 1,300  Vestas Wind Systems AS *                               113,202
                                                            $  763,350
        Industrial Conglomerates - 1.4 %
    35  Keppel Corp.                                        $      194
 5,097  Siemens                                                482,498
                                                            $  482,692
        Industrial Machinery - 1.4 %
 9,139  Gea Group AG *                                      $  178,166
47,900  Kawasaki Heavy Industries *                            101,641
 8,900  Kurita Water Industries, Ltd.                          208,145
                                                            $  487,952
        Trading Companies & Distributors - 1.1 %
35,900  Itochu Corp.                                        $  217,021
   400  Marubeni Corp.                                           1,807
20,000  Sumitomo Corp.                                         186,369
                                                            $  405,197
        Total Capital Goods                                 $2,955,194
        Commercial Services & Supplies - 2.4 %
        Environmental & Facilities Services - 2.4 %
15,390  Suez Environnement SA *                             $  383,747
86,280  Tomra Systems ASA *                                    450,946
                                                            $  834,693
        Total Commercial Services & Supplies                $  834,693
        Transportation - 3.2 %
        Airlines - 2.0 %
215,604 Ryanair Holdings Plc *                              $  700,939
        Marine - 0.2 %
12,100  Kawasaki Kisen Kaisha, Ltd.                         $   74,514
        Railroads - 1.0 %
    47  East Japan Railway Co.                              $  350,380
        Total Transportation                                $1,125,833
        Automobiles & Components - 1.9 %
        Automobile Manufacturers - 1.9 %
 5,000  Honda Motor Co., Ltd.                               $  148,509
   400  Isuzu Motors, Ltd.                                       1,105
12,216  Toyota Motor Co.                                       518,681
                                                            $  668,295
        Total Automobiles & Components                      $  668,295
        Consumer Durables & Apparel - 3.3 %
        Apparel, Accessories & Luxury Goods - 0.9 %
 4,097  Adidas-Salomon AG *                                 $  220,090
 2,300  Cie Financiere Richemont AG                            102,175
                                                            $  322,265
        Homebuilding - 2.4 %
140,000 Sekisui Chemical Co., Ltd.                          $  834,763
        Total Consumer Durables & Apparel                   $1,157,028
        Consumer Services - 0.4 %
        Hotels, Resorts & Cruise Lines - 0.4 %
 3,990  Carnival Corp.                                      $  141,047
        Total Consumer Services                             $  141,047
        Media - 4.4 %
        Advertising - 1.1 %
13,100  Focus Media Holding, Ltd. *                         $  373,481
        Broadcasting - 3.3 %
44,327  Eutelsat Communications                             $1,178,598
        Total Media                                         $1,552,079
        Retailing - 0.0 %
        Department Stores - 0.0 %
   600  New World Department Store China *                  $      329
   700  Takashimaya Co., Ltd. *                                  6,110
                                                            $    6,439
        Total Retailing                                     $    6,439
        Food & Drug Retailing - 2.7 %
        Hypermarkets & Supercenters - 2.7 %
19,908  Carrefour Supermarch                                $  939,824
        Total Food & Drug Retailing                         $  939,824
        Food, Beverage & Tobacco - 5.8 %
        Brewers - 0.8 %
20,900  Kirin Holdings Co., Ltd. *                          $  274,849
        Distillers & Vintners - 0.5 %
10,200  Diageo Plc                                          $  172,661
        Packaged Foods & Meats - 4.5 %
11,000  Nestle SA                                           $  475,878
13,632  Smithfield Foods, Inc. *                               216,476
21,299  Unilever NV                                            601,865
 4,120  Wimm-Bill-Dann *                                       292,520
                                                            $1,586,739
        Total Food, Beverage & Tobacco                      $2,034,249
        Household & Personal Products - 0.6 %
        Household Products - 0.6 %
   280  Kao Corp.                                           $    7,501
 4,290  Reckitt Benckiser Plc                                  207,709
                                                            $  215,210
        Total Household & Personal Products                 $  215,210
        Health Care Equipment & Services - 5.1 %
        Health Care Equipment - 4.0 %
 7,165  Medtronic, Inc.                                     $  358,967
 4,415  Synthes, Inc. *                                        609,966
 6,646  Zimmer Holdings, Inc. *                                429,066
                                                            $1,397,999
        Health Care Services - 1.1 %
 7,438  Fresenius Medical Care AG                           $  383,055
        Total Health Care Equipment & Services              $1,781,054
        Pharmaceuticals & Biotechnology - 5.1 %
        Pharmaceuticals - 5.1 %
14,064  Bristol-Myers Squibb Co.                            $  293,234
 3,593  Novartis *                                             187,975
 4,102  Roche Holdings AG                                      639,590
 6,119  Shire Pharmaceuticals Group Plc (A.D.R.)               292,182
 7,609  Takeda Chemical Industries                             383,230
                                                            $1,796,211
        Total Pharmaceuticals & Biotechnology               $1,796,211
        Banks - 10.6 %
        Diversified Banks - 10.6 %
43,296  Banco Santander Central Hispano SA                  $  655,560
 9,060  BNP Paribas SA *                                       871,185
36,432  Development Bank of Singapore, Ltd.                    430,827
53,207  HSBC Holding Plc                                       861,656
 2,517  Societe Generale                                       228,537
   109  Sumitomo Mitsui Financial Group, Inc.                  682,903
                                                            $3,730,668
        Total Banks                                         $3,730,668
        Diversified Financials - 3.8 %
        Diversified Capital Markets - 3.6 %
26,674  CS Group                                            $1,270,269
        Investment Banking & Brokerage - 0.2 %
   300  Daiwa Securities Group, Inc.                        $    2,150
11,694  ICAP Plc                                                75,583
                                                            $   77,733
        Total Diversified Financials                        $1,348,002
        Insurance - 3.8 %
        Multi-Line Insurance - 1.1 %
 2,950  Allianz AG                                          $  405,822
        Reinsurance - 2.7 %
16,771  Swiss Reinsurance, Ltd.                             $  936,860
        Total Insurance                                     $1,342,682
        Real Estate - 0.8 %
        Diversified Real Estate Activities - 0.8 %
14,975  Mitsui Fudosan Co.                                  $  288,308
        Total Real Estate                                   $  288,308
        Software & Services - 2.9 %
        Home Entertainment Software - 2.9 %
10,216  Electronic Arts, Inc. *                             $  377,890
32,351  GameLoft *                                             153,526
 1,200  Nintendo Corp., Ltd.                                   496,112
                                                            $1,027,528
        Total Software & Services                           $1,027,528
        Technology Hardware & Equipment - 2.2 %
        Communications Equipment - 0.5 %
 9,212  Nokia Oyj                                           $  173,244
        Electronic Manufactu Ring Services - 1.1 %
53,992  Hon Hai Precision Industry (G.D.R.) *               $  377,742
        Office Electronics - 0.6 %
 5,745  Canon, Inc. *                                       $  214,799
        Total Technology Hardware & Equipment               $  765,785
        Semiconductors - 0.7 %
        Semiconductor Equipment - 0.5 %
 3,985  Tokyo Electron, Ltd.                                $  177,538
        Semiconductors - 0.2 %
10,530  Infineon Technologies AG *                          $   60,131
        Total Semiconductors                                $  237,669
        Telecommunication Services - 5.9 %
        Integrated Telecommunication Services - 3.6 %
22,000  Koninklijke KPN NV                                  $  317,174
    83  Nippon Telegraph & Telephone Corp.                     369,713
28,990  Tele2 Ab (B Shares)                                    330,250
13,601  Telekom Austria AG *                                   239,751
                                                            $1,256,888
        Wireless Telecommunication Services - 2.3 %
 5,977  Mobile Telesystems (A.D.R.) *                       $  334,772
218,751 Vodafone Group Plc                                     483,251
                                                            $  818,023
        Total Telecommunication Services                    $2,074,911
        Utilities - 3.7 %
        Electric Utilities - 1.8 %
 9,243  E.On AG *                                           $  472,423
 4,400  Fortum Corp. *                                         148,807
                                                            $  621,230
        Independent Power Producer & Energy Traders - 0.7 %
13,913  Clipper Windpower Plc *                             $   83,792
24,800  International Power Plc *                              159,915
                                                            $  243,707
        Multi-Utilities - 1.2 %
 4,977  Gaz De France *                                     $  260,489
12,029  National Grid Plc                                      152,822
                                                            $  413,311
        Total Utilities                                     $1,278,248
        TOTAL COMMON STOCKS                                 $33,039,616
        (Cost  $37,612,888)
        TOTAL INVESTMENT IN SECURITIES - 94.1 %             $33,039,616
        (Cost  $37,612,888)(a)
        OTHER ASSETS AND LIABILITIES - 5.9 %                $2,075,385
        TOTAL NET ASSETS - 100.0 %                          $35,115,001

(A.D.R.)American Depositary Receipt

(G.D.R.)Global Depositary Receipt

    *   Non-income producing security.

  (a) At September 30, 2008, the net unrealized loss on investments based on cost for federal income tax purposes of $37,967,795 was as follows:

        Aggregate gross unrealized gain for all investments in which
        there is an excess of value over tax cost           $6,160,133

        Aggregate gross unrealized loss for all investments in which
        there is an excess of tax cost over value            (11,088,312)

        Net unrealized loss                                 $(4,928,179)

        FAS 157 Footnote Disclosures
        Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
        Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
        Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
        Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

        The following is a summary of the inputs used as of September
            30, 2008, in valuing the Fund's assets:

Valuation Inputs                                             InvestmenOther
Finan
                                                             in
SecuriInstruments
Level 1 - Quoted Prices                                     $3,894,450
Level 2 - Other Significant Observable Inputs               29,145,166   130,281
Level 3 - Significant Unobservable Inputs
Total                                                       $33,039,616  130,281


                    Pioneer Strategic Income VCT Portfolio
                    Schedule of Investments  9/30/08 (unaudited)

   Principal Floating
   Amount($) Rate (c)                                                 Value
                    CONVERTIBLE CORPORATE BONDS - 0.6 %
                    Capital Goods - 0.3 %
                    Trading Companies & Distributors - 0.23 %
     275,000        Wesco Distribution, Inc., 1.75%, 11/15/26       $ 213,469
                    Total Capital Goods                             $ 213,469
                    Transportation - 0.3 %
                    Marine - 0.3 %
     335,000        Horizon Lines, 4.25%, 8/15/12                   $ 252,506
                    Total Transportation                            $ 252,506
                    TOTAL CONVERTIBLE CORPORATE BONDS
                    (Cost  $493,929)                                $ 465,975

                    ASSET BACKED SECURITIES - 3.1 %
                    Energy - 0.4 %
                    Oil & Gas Drilling - 0.4 %
     138,894        PF Export Receivable Master Trust, 6.436%, 6/1/1$ 140,283
     161,011        Power Receivables Finance, 6.29%, 1/1/12 (144A)   166,601
                                                                    $ 306,884
                    Total Energy                                    $ 306,884
                    Materials - 0.4 %
                    Forest Products - 0.4 %
     40,000         Timberstar Trust 2006-1A A, 5.668%, 10/15/36    $ 36,998
                    Total Materials                                 $ 36,998
                    Consumer Services - 0.3 %
                    Restaurants - 0.3 %
     300,000        Dunkin Brands Master Finance LLC, 8.28%, 6/20/31$ 224,739
                    Total Consumer Services                         $ 224,739
                    Food & Drug Retailing - 0.3 %
                    Food Retail - 0.3 %
     355,000        Dominos Pizza Master Issuer LL, 7.629%, 4/25/37 $ 237,850
                    Total Food & Drug Retailing                     $ 237,850
                    Banks - 1.5 %
                    Mortgage Finance - 1.5 %
     113,881   3.07 ACE 2004-HE4 M1, Floating Rate Note, 12/25/34   $ 83,393
     208,000   4.68 Alfa Div Pymt Rights Fin, Floating Rate Note, 12  176,550
     30,000    1.00 Asset Backed Securities Corp., Floating Rate Note 24,568
     100,000   2.57 Carrington Mortgage, Floating Rate Note, 10/25/3  91,378
     135,330   2.61 CMLTI 2006-WFH2 A2A, Floating Rate Note, 8/25/36  117,635
     140,000   2.98 Countrywide Asset Backed Certificates, Floating   128,643
     51,053         Countrywide Asset Backed Certificates, Floating   45,751
     258,000   2.89 Countrywide Asset Backed Certificates, Floating   237,463
     208,800        FBR Securitization Trust, 2.76188%, 9/25/35       193,242
     55,686    2.66 FFML 2006-FF4 A2, Floating Rate Note,  3/25/36    47,227
     15,221    3.01 First Franklin Mortgage Loan Asset Backed
                         Certificate, Floating Rate Note, 9/24/34     12,904
     66,878    2.58 Fremont Home Loan Trust, Floating Rate Note, 2/2  63,691
     96,180    2.73 GSAMP Trust, Floating Rate Note, 11/25/35         91,312
     295,000   2.89 GSAMP Trust, Floating Rate Note, 11/25/35         217,010
     98,629    2.90 GSAMP Trust, Floating Rate Note, 3/25/35          89,821
     75,369    2.82 Countrywide Alternative Loan Trust, Floating Rate 47,627
     200,739   2.82 Lehman XS Trust, Floating Rate Note, 12/25/35     95,578
     120,000   2.62 MLMI 2006-AR1 A2C, Floating Rate Note, 3/25/37    93,949
     100,000   2.90 RASC 2005-KS7 M1, Floating Rate Note, 8/25/35     74,387
DKK  13,034         Realkredit Danmark, 7.0%, 10/1/32                  2,558
     89,534    2.67 Residential Asset Mortgage Products, Inc., Float  81,833
                                                                    $2,016,520
                    Total Banks                                     $2,016,520
                    Diversified Financials - 0.9 %
                    Specialized Finance - 0.1 %
     100,000   4.95 Aegis Asset Backed Securities, Floating Rate Not$ 58,207
                    Total Diversified Financials                    $ 58,207
                    Utilities - %
                    Electric Utilities - %
     338,987        Ormat Funding Corp., 8.25%, 12/30/20            $ 315,462
     200,000   1.33 Power Contract Financing LLC, Floating Rate Note  180,000
                    Total Utilities                                 $ 495,462
                    TOTAL ASSET BACKED SECURITIES
                    (Cost  $2,603,890)                              $3,376,660

                    COLLATERALIZED MORTGAGE OBLIGATIONS - 4.3 %
                    Materials - 0.3 %
                    Forest Products - 0.3 %
     365,000        T SRA R 2006-1 F, 7.5296%, 10/15/36 (144A)      $ 257,796
                    Total Materials                                 $ 257,796
                    Banks - 2.5 %
                    Thrifts & Mortgage Finance - 2.4 %
     160,000   2.86 Adjustable Rate Mortgage Trust, Floating Rate No$ 103,351
     318,356        Chase Mortgage Finance Corp., 5.5%, 5/25/37       315,327
     6,049     5.38 Countrywide Home Loans, Floating Rate Note, 9/25   5,929
     130,260   2.84 DSLA 2005-AR6 2A1C, Floating Rate Note, 10/19/45  60,128
     50,638    2.95 Global Tower Partners Acquisition, Floating Rate  39,322
     141,525   2.68 Harborview Mortgage Loan Trust, Floating Rate No  84,752
     76,654    2.87 IMPAC CMB Trust, Floating Rate Note, 11/25/35     53,290
     37,956    3.11 IMPAC CMB Trust, Floating Rate Note, 9/25/34      31,226
     129,450   2.82 Impac Securities Assets Corp., Floating Rate Not  111,628
     184,095        JP Morgan Alternative Loan Trust, 6.0%, 3/25/36   166,823
     304,138        JP Morgan Mortgage Trust, 6.0%, 8/25/34           262,129
     183,493   2.73 Luminent Mortgage Trust, Floating Rate Note, 7/2  54,654
     356,389        Master Alternative Loans Trust, 6.0%, 7/25/34     271,524
     190,510        Residential Funding Mortgage Securities I, 5.5%,  176,943
     110,000        SBA CMBS Trust, 6.904%, 11/15/36                  101,877
     62,210    2.78 Structured Asset Mortgage Investments, Inc., Flo  39,707
     148,556        WAMU Mortgage Pass-Through Certificate, 4.5%, 8/  138,891
     217,941   2.70 WAMU Mortgage Pass-Through Certificate, Floating  142,504
     251,018        Wells Fargo Mortgage Backed Securities, 5.0%, 11  229,133
     222,217        Wells Fargo Mortgage Backed Securities, 5.0%, 3/  205,065
                                                                    $2,594,203
                    Total Banks                                     $2,594,203
                    Diversified Financials - 1.5 %
                    Specialized Finance - 0.0 %
     12,888    3.07 INDX 2004-AR1 2A, Floating Rate Note, 4/25/34   $ 10,258
                    Total Diversified Financials                    $ 10,258
                    Real Estate - 0.1 %
                    Mortgage Real Estate Investment Trusts - 0.1 %
     45,754    3.12 CS First Boston Mortgage Security, Floating Rate$ 37,970
                    Total Real Estate                               $ 37,970
                    Telecommunication Services - %
     100,000        American Tower Trust, 5.9568%, 4/15/37          $ 89,555
     80,000         Global Signal, 7.036%, 2/15/36 (144A)             73,099
     155,000        Tower 2004-2A F, 6.376%, 12/15/14                 130,727
                                                                    $ 293,381
                    Total Telecommunication Services                $ 293,381
                    TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                    (Cost  $3,661,731)                              $3,193,608

                    CORPORATE BONDS - 46.1 %
                    Energy - 4.8 %
                    Coal & Consumable Fuels - 0.6 %
     500,000        Massey Energy Co., 6.875%, 12/15/13             $ 452,500
                    Oil & Gas Drilling - 0.5 %
     267,603        DDI Holdings AS, 9.3%, 1/19/12 (144A)           $ 235,491
     66,962         DDI Holdings AS, 9.3%, 4/23/12 (144A)             66,031
NOK  500,000        Petromena AS, 9.75%, 5/24/12 (144A)               76,635
                                                                    $ 378,157
                    Oil & Gas Equipment & Services - 0.4 %
     195,000        Complete Production Service, 8.0%, 12/15/16     $ 185,250
     360,000        Oceanografia SA De CV, 11.25%, 7/15/15            320,436
     100,000   5.78 Sevan Marine ASA, Floating Rate Note, 5/14/13 (1  85,000
                                                                    $ 590,686
                    Oil & Gas Exploration & Production - 2.0 %
     145,000        Canadian National Resource, 5.9%, 2/1/18        $ 127,618
     217,352        Gazprom International SA, 7.201%, 2/01/20         196,704
     170,000        Harvest Operations Corp., 7.875%, 10/15/11        137,700
     165,000        Hilcorp Energy, 7.75%, 11/1/15 (144A)             141,900
     300,000        Parallel Petroleum Corp., 10.25%, 8/1/14          270,000
     200,000        Quicksilver Resources, Inc., 7.125%, 4/1/16       163,000
     200,000        Sandridge Energy, Inc., 8.625, 4/1/15 (144A)      179,000
     150,000   6.42 Sandridge Energy, Inc., Floating Rate Note, 4/1/  141,046
     190,370        Tengizchevroil LLP, 6.124%, 11/15/14 (144A)       152,296
     100,000        TNK-BP Finance SA, 6.625%, 3/20/17 (144A)         65,000
     240,000        TNK-BP Finance SA, 7.5%, 7/18/16 (144A)           168,000
     100,000        TNK-BP Finance SA, 7.875%, 3/13/18 (144A)         70,000
                                                                    $1,812,264
                    Oil & Gas Refining & Marketing - 0.1 %
     125,000        Verasun Energy Corp., 9.875%, 12/15/12 (b)      $ 90,000
                    Oil & Gas Storage & Transportation - 1.3 %
     105,000        Buckeye Partners LP, 6.05%, 1/15/18             $ 100,117
     30,000         Copano Energy LLC, 8.125%, 3/1/16                 27,450
     275,000        Kinder Morgan Energy, 5.95%, 2/15/18              244,954
     215,000        NGPL Pipeco LLC, 6.514%, 12/15/12 (144A)          215,348
     300,000        Questar Pipeline Co., 5.83%, 2/1/18               275,595
     125,000   7.20 Southern Union Co., 7.2%, 11/1/66                 91,801
                                                                    $ 955,265
                    Total Energy                                    $4,278,872
                    Materials - 4.0 %
                    Aluminum - 0.5 %
     75,000    6.83 Noranda Aluminum Acquisition, Floating Rate Note$ 57,000
     95,000         Aleris International, Inc., 9.0%, 12/15/14        57,950
     140,000        Novelis, Inc., 7.25%, 2/15/15                     121,800
                                                                    $ 236,750
                    Commodity Chemicals - 0.5 %
     130,000        Basell Finance Co., 8.1%, 3/15/27 (144A)        $ 58,500
     420,000        Georgia Gulf Corp., 9.5%, 10/15/14                258,300
EURO 145,000        Nell AF Sarl, 8.375%, 8/15/15 (144A)              94,332
                                                                    $ 411,132
                    Construction Materials - 0.3 %
     170,000   6.64 C8 Capital SPV, Ltd., Floating Rate Note, 12/31/$ 158,863
     105,000        C10 Capital SPV, Ltd., Floating Rate Note, 12/31  97,175
     125,000        Cemex, 6.722%, 1/1/50 (b)                         85,083
     120,000        U.S. Concrete, Inc., 8.375%, 4/1/14               93,600
                                                                    $ 434,721
                    Diversified Chemical - 0.2 %
     110,000        Arco Chemical Co., 9.8%, 2/1/20                 $ 66,000
EURO 225,000        Ineos Group Holdings Plc, 7.875%, 2/15/16 (144A)  167,130
                                                                    $ 233,130
                    Diversified Metals & Mining - 0.2 %
     70,000         American Rock Salt Co., LLC, 9.5%, 3/15/14      $ 72,100
     225,000        CII Carbon LLC, 11.125%, 11/15/15                 219,375
     100,000   5.88 Freeport-McMoran Copper & Gold, Floating Rate Not 95,789
     100,000        Vale Overseas, Ltd., 6.25%, 1/11/16               95,632
                                                                    $ 482,896
                    Fertilizers & Agricultural Chemicals - 0.5 %
     385,000        Agrium, Inc., 6.75%, 1/15/19                    $ 377,283
                    Forest Products - 0.0 %
     37,338         Ainsworth Lumber, 11.0%, 7/29/15 (144A)         $ 28,097
                    Metal & Glass Containers - 0.1 %
     65,000         Consol Glass, Ltd., 7.625%, 4/15/14 (144A)      $ 64,071
                    Paper Packaging - 0.8 %
     415,000        Graham Packaging Co., 8.5%, 10/15/12            $ 383,875
     205,000        Graphic Packaging Co., 9.5%, 8/15/13              185,525
                                                                    $ 569,400
                    Specialty Chemicals - 0.2 %
     100,000        Kronos International, Inc., 6.5%, 4/15/13         79,631
                    Steel - 0.5 %
     225,000        Arcelormittal, 6.125%, 6/1/18 (144A)            $ 199,375
     90,000         Commercial Metals Co., 7.35%, 8/15/18             84,989
     140,000        Evraz Group SA, 8.875%, 4/24/13 (144A)            106,400
                                                                    $ 390,764
                    Total Materials                                 $3,307,875
                    Capital Goods - 5.3 %
                    Aerospace & Defense - 0.3 %
     250,000        Aeroflex, Inc., 11.75%, 2/15/15 (144A)          $ 210,000
                    Building Products - 0.4 %
     205,000        Asia Aluminum Holdings, 8.0%, 12/23/11 (144A)   $ 180,646
                    Construction & Engineering - 0.4 %
     160,000        Dycom Industries, 8.125%, 10/15/15              $ 140,800
     205,000        Mastec, Inc., 7.625%, 2/1/17                      173,225
                                                                    $ 314,025
                    Construction & Farm Machinery & Heavy Trucks - 0.5 %
     130,000        Commercial Vehicle Group, 8.0%, 7/1/13          $ 107,900
     270,000        Greenbrier Co., Inc., 8.375%, 5/15/15             232,200
     65,000         Titan Wheel International, Inc., 8.0%, 1/15/12    63,050
                                                                    $ 403,150
                    Electrical Component & Equipment - 1.0 %
     311,000        Anixter International Corp., 5.95%, 3/1/15      $ 274,737
     170,000        Baldor Electric, 8.625%, 2/15/17                  162,350
                                                                    $ 437,087
                    Industrial Machinery - 1.0 %
     150,000        Gardner Denver, Inc., 8.0%, 5/1/13 (144A)       $ 145,500
     190,000        Industrias Metalurgicas Pescar, 11.25%, 10/22/14  153,900
     285,000        Mueller Industries, Inc., 6.0%, 11/1/14           256,500
     300,000        Mueller Water Products, 7.375%, 6/1/17            237,000
                                                                    $ 792,900
                    Trading Companies & Distributors - 0.9 %
     325,000        Glencore Funding LLC, 6.0%, 4/15/14 (144A)      $ 306,771
     145,000        Park-Ohio Industries, Inc., 8.375%, 11/15/14      114,913
                                                                    $ 421,684
                    Total Capital Goods                             $2,759,492
                    Commercial Services & Supplies - 0.6 %
                    Commercial Printing - 0.3 %
     330,000        Sheridan Acquisition Corp., 10.25%, 8/15/11     $ 293,700
                    Diversified Commercial Services - 0.1 %
     50,000         FTI Consulting, 7.75%, 10/1/16                  $ 50,813
                    Environmental & Facilities Services - 0.1 %
     37,000         Clean Harbors, Inc., 11.25%, 7/15/12 (144A)     $ 38,110
                    Total Commercial Services & Supplies            $ 382,623
                    Transportation - 1.0 %
                    Air Freight & Couriers - 0.4 %
     75,000         Ceva Group Plc, 10.0%, 9/1/14 (144A)            $ 72,000
EURO 210,000        Ceva Group Plc, 8.5%, 12/1/14 (144A)              201,084
                                                                    $ 273,084
                    Marine - 0.1 %
     85,000         CMA CGM SA, 7.25%, 2/1/13 (144A) (b)            $ 62,900
     120,000        Stena AB, 6.125%, 2/1/17 (144A)                   122,509
                                                                    $ 185,409
                    Railroads - 0.5 %
     140,000        Burlington Sante Fe Corp., 5.75%, 3/15/08       $ 134,285
     225,000        Kansas City Southern, 8.0%, 6/1/15                222,750
     220,000        Kansas City Southern Mex, 7.375%, 6/1/14          210,100
     95,000         Kansas City Southern Mex, 7.625%, 12/1/13         90,725
                                                                    $ 657,860
                    Total Transportation                            $1,116,353
                    Automobiles & Components - 1.1 %
                    Auto Parts & Equipment - 0.8 %
     155,000        Allison Transmission, 11.0%, 11/1/15 (144A) (b) $ 134,850
     155,000        Cooper Standard Auto, 7.0%, 12/15/12              124,775
     205,000        Lear Corp., 8.75%, 12/1/16                        142,475
     190,000        Tenneco Automotive, Inc., 8.625%, 11/15/14 (b)    151,050
     305,000        TRW Automotive, Inc., 7.25%, 3/15/17              240,950
                                                                    $ 794,100
                    Total Automobiles & Components                  $ 794,100
                    Consumer Durables & Apparel - 1.4 %
                    Homebuilding - 0.4 %
     318,000        Meritage Homes Corp., 6.25%, 3/15/15            $ 235,320
     90,000         Urbi Desarrollos Urbanos, 8.5%, 4/19/16 (144A)    88,200
                                                                    $ 323,520
                    Household Appliances - 0.4 %
     280,000        Whirlpool Corp., 5.5%, 3/1/13                   $ 273,781
                    Housewares & Specialties - 0.5 %
     200,000        Yankee Acquisition Corp., 9.75%, 2/15/17 (b)    $ 114,000
                    Total Consumer Durables & Apparel               $ 711,301
                    Consumer Services - 1.5 %
                    Casinos & Gaming - 1.2 %
     310,000        Codere Finance SA., 8.25%, 6/15/15 (144A)       $ 323,030
     75,000         Firekeepers Development Authority, 13.875%, 5/1/1 66,000
     325,000   8.25 Lottomatica S.p.a., Floating Rate Note, 3/31/66   347,813
     105,000        Manshantucket Pequot Tribe, 8.5%, 11/15/15 (144A  68,250
     115,000        Peermont Global, Ltd., 7.75%, 4/30/14 (144A)      108,498
     225,000        Station Casinos, Inc., 6.625%, 3/15/18            59,625
                                                                    $ 973,216
                    Education Services - 0.2 %
     160,000        President & Fellows of Harvard, 3.7%, 4/1/13    $ 155,286
                    Total Consumer Services                         $1,128,502
                    Media - 1.0 %
                    Broadcasting - 0.9 %
     195,000        Grupo Telivisa SA, 6.0%, 5/15/18 (144A)         $ 184,035
     310,000        Kabel Deutschland GMBH, 10.625%, 7/1/14           303,800
     340,000        Univision Communications, 9.75%, 3/15/15 (144A)   158,100
                                                                    $ 645,935
                    Total Media                                     $ 645,935
                    Retailing - 0.6 %
                    Apparel Retail - 0.3 %
     140,000        Brown Shoe Co., Inc., 8.75%, 5/1/12             $ 135,800
     135,000   8.21 Edcon Proprietary, Ltd., Floating Rate Note, 6/1  113,110
                                                                    $ 248,910
                    Internet Retail - 0.3 %
     205,000        Ticketmaster, 10.75%, 8/1/16                    $ 192,700
                    Specialty Stores - 0.3 %
     135,000        Sally Holdings, 9.25%, 11/15/14 (144A)(b)       $ 127,238
                    Total Retailing                                 $ 568,848
                    Food, Beverage & Tobacco - 1.5 %
                    Agricultural Products - 0.5 %
     175,000        Cargill, Inc., 5.2%, 1/22/13 (144A)             $ 169,230
     130,000        Cosan Finance, Ltd., 7.0%, 2/1/17 (144A)          92,300
                                                                    $ 261,530
                    Brewers - 0.5 %
     68,000         Cerveceria Nacio, 8.0%, 3/27/14 (144A)          $ 65,960
     80,000         Cia Brasileira de Bebida, 10.5%, 12/15/11         88,000
     220,000        Cia Brasileira de Bebida, 8.75%, 9/15/13          235,125
                                                                    $ 389,085
                    Meat, Poulty & Fish - 0.5 %
     105,000        Independencia International, 9.875%, 5/15/15 (14$ 86,625

                    Distillers & Vintners - 0.4 %
     290,000        Constellation Brands, Inc., 8.375%, 12/15/14    $ 287,100
                    Tobacco - 0.1 %
     70,000         Alliance One, 11.0%, 5/15/12                    $ 68,600
     30,000         Alliance One International, Inc., 8.5%, 5/15/12   27,750
                                                                    $ 96,350
                    Total Food, Beverage & Tobacco                  $1,120,690
                    Household & Personal Products - 0.1 %
                    Household Products - 0.1 %
     130,000        Central Garden, 9.125%, 2/1/13 (b)              $ 100,100
                    Total Household & Personal Products             $ 100,100
                    Health Care Equipment & Services - 1.1 %
                    Health Care Facilities - 0.3 %
     265,000        HCA, Inc., 9.625%, 11/15/16                     $ 251,750
                    Health Care Services - 0.2 %
     165,000        Rural/Metro Corp., 9.875%, 3/15/15              $ 140,250
                    Health Care Supplies - 0.4 %
     290,000        Biomet Inc., 10.375%, 10/15/17                  $ 287,100
                    Managed Health Care - 0.2 %
     150,000        United Health Group, 4.875%, 2/15/13            $ 143,369
                    Total Health Care Equipment & Services          $ 822,469
                    Pharmaceuticals & Biotechnology - 0.9 %
                    Biotechnology - 0.6 %
     370,000        Biogen IDEC, 6.0%, 3/1/13                       $ 365,339
     116,000        Warner Chilcott Corp., 8.75%, 2/1/15              114,260
                                                                    $ 479,599
                    Pharmaceuticals - 0.3 %
     135,000        Angiotech Pharmaceutical, 7.75%, 4/1/14 (b)     $ 78,975
     160,000        Phibro Animal Health Corp., 10.0%, 8/1/13 (144A)  153,600
                                                                    $ 232,575
                    Total Pharmaceuticals & Biotechnology           $ 712,174
                    Banks - 3.4 %
                    Diversified Banks - 1.9 %
     100,000        ALB Finance BV, 9.25%, 9/25/13 (144A)           $ 52,000
     160,000        ATF Bank JSC, 9.25%, 4/12/12 (144A)               115,571
     100,000        ATF Capital BV, 9.25%, 2/21/14 (144A)             74,000
     100,000  10.61 Banco Macro SA, Floating Rate Note, 6/7/12        61,500
     390,000        Citi Group, Inc., 7.625%, 11/30/12                247,403
     135,000        Kazkommerts International BV, 8.0%, 11/3/15       81,000
     150,000        Russian Stand Bank, 7.5%, 10/7/10 (144A)          105,000
     300,000        Sibacademfinance Plc, 9.0%, 5/12/09 (144A)        300,963
     175,000        Turanalem Finance BV, 8.5%, 2/10/15 (144A)        108,500
     230,000        Wachovia Corp., 5.75%, 6/15/17                    172,608
     215,000        Wells Fargo Co., 4.375%, 1/31/13                  197,633
                                                                    $1,516,178
                    Regional Banks - 1.4 %
     250,000        American Express Bank FSB, 5.5%, 4/16/13        $ 228,807
     70,000         Keycorp, 6.5%, 5/14/13                            50,391
     160,000        Mellon Funding Corp., 5.5%, 11/15/18              123,653
     250,000        PNC Bank NA, 6.0%, 12/7/17                        226,611
     200,000   8.25 PNC Funding Corp., Floating Rate Note, 5/29/49    187,268
     230,000        Wachovia Bank NA, 6.0%, 11/15/17                  136,383
     100,000        Wells Fargo Capital, 9.75%, 12/29/49              97,000
     100,000        Zions Bancorporation, 6.0%, 9/15/15               60,431
                                                                    $1,110,544
                    Total Banks                                     $2,626,722
                    Diversified Financials - 4.5 %
                    Consumer Finance - 1.1 %
     355,000        American General Finance, 6.9%, 12/15/17        $ 164,611
     340,000        American Honda Finance, 6.7%, 10/1/13 (144A)      338,008
     235,000        Ford Motor Credit Co., 5.7%, 1/15/10              179,971
     35,000         Ford Motor Credit Co., 5.8%, 1/12/09              33,232
     320,000   4.00 SLM Corp., Floating Rate Note, 7/25/14            160,538
                                                                    $ 876,360
                    Investment Banking & Brokerage - 0.9 %
     565,000   5.79 Goldman Sachs Capital, Floating Rate Note, 12/29$ 248,210
     220,000        Merrill Lynch & Co., 5.45%, 2/5/13                198,181
     335,000        Morgan Stanley Dean Witter, Floating Rate Note,   221,700
                                                                    $ 668,091
                    Specialized Finance - 1.6 %
     375,000        GATX Financial Corp., 6.0%, 2/15/18             $ 364,456
     170,000        International Lease, 6.375%, 3/25/13              107,357
     20,000         International Lease, 6.625%, 11/15/13             12,260
     500,000   7.68 NCO Group, Inc., Floating Rate Note, 11/15/13     407,500
                                                                    $ 891,573
                    Total Diversified Financials                    $2,436,024
                    Insurance - 3.0 %
                    Insurance Brokers - 0.1 %
     100,000   6.68 Usi Holdings Corp., Floating Rate Note, 11/15/14$ 76,000
                    Life & Health Insurance - 0.7 %
     330,000        Presidential Life Corp., 7.875%, 2/15/09        $ 328,350
     210,000        Prudential Financial, 5.15%, 1/15/13              198,606
                                                                    $ 526,956
                    Multi-Line Insurance - 0.4 %
     370,000   7.00 Liberty Mutual Group, 7.0%, 3/15/37 (144A)      $ 260,847
     65,000   10.75 Liberty Mutual Group, Floating Rate Note, 6/15/5  46,800
                                                                    $ 307,647
                    Property & Casualty Insurance - 1.0 %
     350,000        Hanover Insurance Group, 7.625%, 10/15/25       $ 300,398
     285,000        Kingsway America, Inc., 7.5%, 2/1/14              214,463
     80,000         Ohio Casualty Corp., 7.3%, 6/15/14                81,693
                                                                    $ 596,554
                    Surety & Title Insurance - 1.0 %
     265,000  14.00 MBIA Inc., Floating Rate Note, 1/15/33  (144A)  $ 153,700
                    Reinsurance - 0.8 %
     365,000        Platinum Underwriters Holding, 7.5%, 6/1/17     $ 346,507
     250,000   6.39 Redwood Capital X Ltd.,Floating Rate Note, 1/9/0  249,400
                                                                    $ 595,907
                    Total Insurance                                 $2,256,764
                    Real Estate - 1.5 %
                    Diversified Real Estate Activities - 0.8 %
     50,000   10.86 Alto Palermo SA, Floating Rate Note, 6/11/12 (14$ 36,435
     375,000        Forest City Enterprises, 7.625%, 6/1/15           300,000
     300,000        WEA Finance LLC, 7.125%, 4/15/18                  269,701
                                                                    $ 606,136
                    Retail Real Estate Investment Trusts - 0.6 %
     120,000        BF Saul Real Estate Investment Trust, 7.5%, 3/1/$ 98,400
     370,000        Trustreet Properties, Inc., 7.5%, 4/1/15          370,842
                                                                    $ 469,242
                    Specialized Real Estate Investment Trusts - 0.1 %
     90,000         Ventas Realty Capital Corp., 7.125%, 6/1/15 (144$ 89,325
                    Total Real Estate                               $1,164,703
                    Software & Services - 1.0 %
                    Data Processing & Outsourced Services - 0.6 %
     565,000        First Data Corp., 9.875%, 9/24/15 (144A)        $ 443,525
                    IT Consulting & Other Services - 0.4 %
     325,000        Sungard Data Systesm, Inc., 10.25%, 8/15/15     $ 281,938
                    Total Software & Services                       $ 725,463
                    Technology Hardware & Equipment - 0.1 %
                    Electronic Manufacturing Services - 0.1 %
     60,000         Flextronics International, Ltd., 6.5%, 5/15/13  $ 53,250
                    Total Technology Hardware & Equipment           $ 53,250
                    Semiconductors - 0.4 %
                    Semiconductor Equipment - 0.4 %
     160,000        Freescale Semiconductor, 9.125%, 12/15/14       $ 100,800
     90,000    6.65 Freescale Semiconductor, Floating Rate Note, 12/  60,300
     230,000        Klac Instruments Corp., 6.9%, 5/1/18              213,854
                                                                    $ 374,954
                    Total Semiconductors                            $ 374,954
                    Telecommunication Services - 2.8 %
                    Integrated Telecommunication Services - 2.3 %
     175,000        Embarq Corp., 7.082%, 6/1/16                    $ 141,827
     300,000        GC Impsat Holdings I Plc, 9.872%, 2/15/17 (144A)  270,000
     175,000  10.46 Nordic Telephone Co., Floating Rate Note, 5/1/16  225,480
     280,000        Paetec Holdings, 9.5%, 7/15/15                    191,800
     100,000        Windstream Corp., 8.625%, 8/1/16                  92,250
                                                                    $ 921,357
                    Wireless Telecommunication Services - 0.4 %
     360,000        Digicel, Ltd., 9.25%, 9/1/12 (144A)             $ 356,400
     65,000         Hughes Network System, 9.5%, 4/15/14              63,050
     450,000        Intelsat Sub Holding, 8.5%, 1/15/13 (144A)        416,250
     85,000         Stratos Global Corp., 9.875%, 2/15/13             82,875
     75,000         Telesat Canada, 12.5%, 11/1/17                    62,250
     290,000        True Move Co., Ltd., 10.75%, 12/16/13 (144A)      195,750
     140,000        Vip Fin, 9.125%, 4/30/18 (144A)                   108,678
                                                                    $1,285,253
                    Total Telecommunication Services                $2,206,610
                    Utilities - 4.4 %
                    Electric Utilities - 1.9 %
     245,000        Caiua Serv Electricidad, 11.125%, 4/2/49 (144A) $ 195,167
     421,429        Coso Geothermal Power, 7.0%, 7/15/26 (144A)       396,143
     163,505        FPL Energy Wind Funding, 6.876%, 6/27/17 (144A)   166,366
     200,000        Israel Electric Corp., Ltd., 7.25%, 1/15/19 (144  200,327
     75,000         Public Service of New Mexico, 7.95%, 5/15/18      70,793
     310,000        TXU Energy Co., 10.25%, 11/1/15                   279,775
     250,000        West Penn Power Co., 5.95%, 12/15/17              231,982
     100,000        White Pine Hydro Portf, 7.26%, 7/20/15            96,388
                                                                    $1,636,941
                    Gas Utilities - 0.8 %
     75,000         Inergy LP, 8.25%, 3/1/16                        $ 69,000
     110,000        Nakilat, Inc., 6.067%, 12/31/33 (144A)            97,988
     260,000        Nakilat, Inc., 6.267%, 12/31/33 (144A)            229,026
     260,000        Transport De Gas Del Sur, 7.875%, 5/14/17 (144A)  184,600
                                                                    $ 580,614
                    Independent Power Producer & Energy Traders - 1.4 %
     330,000        Intergen NV, 9.0%, 6/30/17                      $ 330,000
     195,329        Juniper Generation, 6.79%, 12/31/14 (144A)        206,469
     250,000        Kiowa Power Partners LLC, 5.737%, 3/30/21 (144A)  228,990
     170,000        Panoche Energy Center, 6.885%, 7/31/29 (144A)     168,105
     167,636   7.00 Tenaska Alabama, 7.0%, 6/30/21 (144A)             151,106
                                                                    $1,084,670
                    Multi-Utilities - 0.3 %
     180,000        NSG Holdings LLC, 7.75%, 12/15/25 (144A)        $ 171,000
     100,000        Public Service of New Mexico, 9.25%, 5/15/15      98,500
                                                                    $ 269,500
                    Total Utilities                                 $3,571,725
                    TOTAL CORPORATE BONDS
                    (Cost  $40,428,425)                             $33,865,549

                    U.S. GOVERNMENT & AGENCY OBLIGATIONS - 31.3 %
     569,652        Federal Home Loan Mortgage Corp., 4.5%, 4/1/20  $ 557,002
     338,608        Federal Home Loan Mortgage Corp., 4.5%, 7/1/20    331,089
     250,416        Federal Home Loan Mortgage Corp., 5.0%, 12/1/21   248,690
     426,421        Federal Home Loan Mortgage Corp., 5.0%, 4/1/38    415,643
     31,884         Federal Home Loan Mortgage Corp., 5.0%, 5/1/34    31,127
     106,786        Federal Home Loan Mortgage Corp., 5.0%, 6/1/35    104,187
     392,187        Federal Home Loan Mortgage Corp., 5.0%, 6/1/38    382,275
     66,520         Federal Home Loan Mortgage Corp., 5.5%, 1/1/35    66,302
     27,954         Federal Home Loan Mortgage Corp., 5.5%, 10/1/16   28,439
     9,796          Federal Home Loan Mortgage Corp., 6.0%, 1/1/33     9,968
     145,985        Federal Home Loan Mortgage Corp., 6.0%, 6/1/17    149,373
     171,344        Federal Home Loan Mortgage Corp., 6.0%, 6/1/35    173,694
     194,774        Federal Home Loan Mortgage Corp., 8.5%, 2/1/15    193,249
     232,171        Federal National Mortgage Association, 4.0%, 7/1  225,346
     124,263        Federal National Mortgage Association, 4.5%, 3/1  117,728
     230,933        Federal National Mortgage Association, 4.5%, 5/1  226,094
     140,295        Federal National Mortgage Association, 4.5%, 9/1  137,355
     506,937        Federal National Mortgage Association, 4.5%, 9/1  480,275
     446,072        Federal National Mortgage Association, 5.0%, 10/  444,752
     134,480        Federal National Mortgage Association, 5.0%, 10/  134,082
     654,942        Federal National Mortgage Association, 5.0%, 12/  651,571
     117,256        Federal National Mortgage Association, 5.0%, 2/1  116,909
     261,322        Federal National Mortgage Association, 5.0%, 2/1  259,758
     25,892         Federal National Mortgage Association, 5.0%, 2/1  25,270
     151,578        Federal National Mortgage Association, 5.0%, 3/1  147,810
     491,819        Federal National Mortgage Association, 5.0%, 4/1  479,696
     538,636        Federal National Mortgage Association, 5.0%, 5/1  535,864
     639,230        Federal National Mortgage Association, 5.0%, 6/1  635,404
     373,503        Federal National Mortgage Association, 5.0%, 6/1  364,217
     471,409        Federal National Mortgage Association, 5.0%, 7/1  459,689
     291,384        Federal National Mortgage Association, 5.0%, 9/1  284,384
     42,973         Federal National Mortgage Association, 5.5%, 12/  43,665
     20,400         Federal National Mortgage Association, 5.5%, 3/1  20,729
     55,536         Federal National Mortgage Association, 5.5%, 4/1  56,534
     179,148        Federal National Mortgage Association, 5.5%, 5/1  179,011
     39,177         Federal National Mortgage Association, 5.575%, 1  39,831
     3,104          Federal National Mortgage Association, 6.0% 11/1   3,161
     4,358          Federal National Mortgage Association, 6.0%, 12/   4,440
     6,481          Federal National Mortgage Association, 6.0%, 2/1   6,602
     1,130,072      Federal National Mortgage Association, 6.0%, 7/1 1,145,862
     2,734          Federal National Mortgage Association, 6.5%, 10/   2,827
     6,016          Federal National Mortgage Association, 6.5%, 2/1   6,221
     729            Federal National Mortgage Association, 6.5%, 7/1    754
     823            Federal National Mortgage Association, 7.0%, 9/1    866
     265,305        Government National Mortgage Association, 4.5%,   253,396
     375,127        Government National Mortgage Association, 4.5%,   358,411
     139,943        Government National Mortgage Association, 4.5%,   133,707
     103,713        Government National Mortgage Association, 4.5%,   99,156
     165,126        Government National Mortgage Association, 4.5%,   157,974
     144,674        Government National Mortgage Association, 5.0%,   142,183
     62,856         Government National Mortgage Association, 5.0%,   61,754
     169,718        Government National Mortgage Association, 5.0%,   166,743
     3,121,543      Government National Mortgage Association, 5.0%,  3,065,843
     598,545        Government National Mortgage Association, 5.0%,   587,771
     1,895,349      Government National Mortgage Association, 5.0%,  1,861,233
     473,836        Government National Mortgage Association, 5.0%,   465,307
     138,476        Government National Mortgage Association, 5.5%,   138,937
     169,158        Government National Mortgage Association, 5.5%,   169,588
     225,239        Government National Mortgage Association, 5.5%,   231,259
     279,004        Government National Mortgage Association, 5.5%,   279,931
     319,481        Government National Mortgage Association, 5.5%,   320,393
     162,724        Government National Mortgage Association, 5.5%,   163,138
     255,120        Government National Mortgage Association, 5.5%,   255,768
     628,467        Government National Mortgage Association, 5.5%,   630,065
     270,321        Government National Mortgage Association, 5.5%,   271,219
     518,798        Government National Mortgage Association, 5.5%,   520,279
     320,595        Government National Mortgage Association, 5.5%,   321,510
     34,263         Government National Mortgage Association, 5.5%,   34,377
     29,189         Government National Mortgage Association, 6.0%,   29,719
     29,180         Government National Mortgage Association, 6.0%,   29,710
     39,028         Government National Mortgage Association, 6.0%,   39,737
     17,459         Government National Mortgage Association, 6.0%,   17,776
     7,028          Government National Mortgage Association, 6.0%,    7,156
     26,384         Government National Mortgage Association, 6.0%,   26,863
     27,159         Government National Mortgage Association, 6.0%,   27,678
     745,342        Government National Mortgage Association, 6.0%,   757,485
     12,527         Government National Mortgage Association, 6.0%,   12,948
     14,465         Government National Mortgage Association, 6.0%,   14,951
     30,616         Government National Mortgage Association, 6.0%,   31,173
     41,035         Government National Mortgage Association, 6.0%,   41,781
     89,500         Government National Mortgage Association, 6.0%,   92,589
     102,584        Government National Mortgage Association, 6.0%,   104,383
     73,736         Government National Mortgage Association, 6.0%,   75,076
     11,260         Government National Mortgage Association, 6.0%,   11,465
     5,442          Government National Mortgage Association, 6.5%,    5,602
     6,008          Government National Mortgage Association, 6.5%,    6,174
     15,242         Government National Mortgage Association, 6.5%,   15,673
     11,027         Government National Mortgage Association, 6.5%,   11,343
     14,961         Government National Mortgage Association, 6.5%,   15,410
     12,366         Government National Mortgage Association, 6.5%,   12,721
     1,983          Government National Mortgage Association, 6.5%,    2,041
     324            Government National Mortgage Association, 7.0%,     341
     8,320          Government National Mortgage Association, 7.5%,    8,801
     1,689          Government National Mortgage Association I, 7.0%   1,777
     86,261         Government National Mortgage Association II, 5.5  86,186
     158,348        Government National Mortgage Association II, 6.0  160,878
     788,000        U.S. Treasury Bonds, 4.375%, 2/15/38 (b)          798,034
     62,000         U.S. Treasury Bonds, 5.0%, 5/15/37                68,970
     130,000        U.S. Treasury Bonds, 6.25%, 8/15/23 (b)           156,091
     215,000        U.S. Treasury Bonds, 8.75%, 5/15/17               291,594
     5,453          U.S. Treasury Inflation Notes, 2.375%, 1/15/17     5,499
                                                                    $23,585,312
                    TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                    (Cost  $25,261,572)                             $23,585,312

                    FOREIGN GOVERNMENT BONDS - 5.7 %
ITL  195,000,000    Banco Nac De Desen Econo, 8.0%, 4/28/10         $ 142,512
SEK  3,445,000      Government of Sweden, 5.25%, 3/15/11              514,117
SEK  2,955,000      Government of Sweden, 5.5%, 10/8/12               454,054
EURO 810,000        Govt of France, 3.75% 4/25/17                    1,099,780
JPY  81,352,800     Government of Japan, 1.1%, 12/10/16               727,853
     100,000        Korea Development Bank, 5.3%, 1/17/13 (b)         99,327
NOK  1,320,000      Norwegian Government, 6.0%, 5/16/11               233,514
NOK  1,500,000      Norwegian Government, 5.5%, 5/15/09               254,596
AUD  532,000        Ontario Province, 5.5%, 4/23/13                   410,009
AUD  207,000        Queensland Treasury, 6.0%, 8/14/13                164,996
     216,459        Republic of Columbia, 9.75%, 4/9/11               229,988
                                                                    $4,330,746
                    TOTAL FOREIGN GOVERNMENT BONDS
                    (Cost  $4,067,154)                              $4,330,746


                    MUNICIPAL BONDS - 1.0 %
                    Municipal Airport - 0.3 %
     175,000        New Jersey Economic Development Authority
                        Special Facility Revenue, 7.0%, 11/15/30    $ 143,924
     50,000         New Jersey Economic Development Authority, 6.25%  37,931
                                                                    $ 181,855
                    Municipal Higher Education - 0.7 %
     295,000        California State University Revenue, 5.0%, 11/1/$ 270,067
     300,000        Conneticut State Health & Education, 5.0%, 7/1/4  286,806
                                                                    $ 556,873
                    TOTAL MUNICIPAL BONDS
                    (Cost  $757,639)                                $ 738,728

                    SENIOR FLOATING RATE LOAN INTERESTS - 6.0 % **
                    Energy - 0.5 %
                    Integrated Oil & Gas - 0.2 %
     160,000   8.00 Hudson Products Holdings, Inc., L+5.0% 8/24/15  $ 154,400
                    Oil & Gas Exploration & Production - 0.2 %
     227,131   6.65 Calpine Corp., L+2.25%, 3/29/09                 $ 194,007
                    Total Energy                                    $ 348,407
                    Materials - 0.5 %
                    Steel - 0.2 %
     197,500   8.78 Niagara Corp., L+5.0% 6/29/14                   $ 167,875
                    Total Materials                                 $ 167,875
                    Capital Goods - 0.5 %
                    Aerospace & Defense - 0.3 %
     284,185   6.06 Aeroflex, Inc., L+3.75%, 8/15/14                $ 260,032
                    Construction & Engineering - 0.1 %
     44,765    5.95 Custom Building Products, L+2.25%, 10/20/11     $ 37,155
     79,555    5.73 URS Corp., L+2.75%, 5/01/13                       77,069
                                                                    $ 114,224
                    Total Capital Goods                             $ 374,256
                    Commercial Services & Supplies - 0.2 %
                    Diversified Commercial Services - 0.2 %
     250,000   6.01 J.G.Wentworth 1st Lien, L+2.25% 3/1/14          $ 176,250
                    Total Commercial Services & Supplies            $ 176,250
                    Transportation - 0.1 %
                    Air Freight & Couriers - 0.1 %
     16,988    6.76 TNT Logistics L-.10%, 11/4/13                   $ 15,310
     45,367    6.70 TNT Logistics L+2.5%, 11/4/13                     40,887
                                                                    $ 56,197
                    Total Transportation                            $ 56,197
                    Automobiles & Components - 0.3 %
                    Tires & Rubber - 0.3 %
     230,000   4.54 Goodyear Tire & Rubber Co., L+1.5%, 4/30/14     $ 195,730
                    Total Automobiles & Components                  $ 195,730
                    Consumer Durables & Apparel - 0.3 %
                    Homebuilding - 0.2 %
     225,783   8.25 LandSource Communities Development, L+3.75%, 5/3$ 128,697
                    Housewares & Specialties - 0.1 %
     148,125   6.26 Jarden Corp,. L+2.5%, 1/24/12                   $ 134,238
                    Total Consumer Durables & Apparel               $ 262,935
                    Consumer Services - 0.3 %
                    Casinos & Gaming - 0.3 %
     290,208   5.28 Gateway Casinos & Entertainment, L+2.5%, 7/16/14$ 209,923
     58,333    5.28 Gateway Casinos & Entertainment, L+2.50%, 7/16/1  42,194
                                                                    $ 252,117
                    Total Consumer Services                         $ 252,117
                    Media - 0.1 %
                    Broadcasting - 0.1 %
     99,500    8.50 Charter Communications Operations, L+5.0%, 3/6/1$ 93,388
                    Total Media                                     $ 93,388
                    Retailing - 0.3 %
                    Specialty Stores - 0.3 %
     245,614   5.36 Sally Holdings, L+2.5%, 11/18/13                $ 222,281
                    Total Retailing                                 $ 222,281
                    Health Care Equipment & Services - 0.4 %
                    Health Care Equipment - %
     233,842   5.69 Inverness Medical Innovations L+2.0% 6/20/14    $ 224,488
                    Health Care Facilities - 0.4 %
     116,064   4.98 CHS/Community Health Sys, Inc., L+2.25%, 7/13/14$ 102,136
     5,936     1.00 CHS/Community Health Sys, Inc., L+2.25%, 7/25/14   5,224
     24,355    4.91 Sun Health Care, L+2.0% 1/15/08                   22,163
     40,230    4.80 Sun Health Care, L+2.0% 4/12/14                   36,609
     177,246   4.80 Sun Health Care, L+2.0% 4/12/14                   161,294
                                                                    $ 327,426
                    Total Health Care Equipment & Services          $ 551,914
                    Pharmaceuticals & Biotechnology - 0.4 %
                    Pharmaceuticals - 0.3 %
     306,668   6.31 Talecris Biotherapeutics Hold, L+3.0%, 12/6/13  $ 292,868
                    Total Pharmaceuticals & Biotechnology           $ 292,868
                    Insurance - 0.3 %
                    Insurance Brokers - 0.2 %
     247,500   6.76 Alliant Holdings I, Inc., L+3.0%, 8/21/14       $ 214,088
                    Total Insurance                                 $ 214,088
                    Technology Hardware & Equipment - 0.5 %
                    Electronic Equipment & Instruments - 0.5 %
     96,822    6.70 Huawei-3Com Co., Ltd., L+3.00%, 9/28/12         $ 85,203
     80,000    7.29 L-1 Identity Solutions, Inc.,L+4.5%, 7/31/13      79,000
     202,950   7.96 Scitor Corp., L+4.25%, 9/28/14                    198,891
                                                                    $ 363,094
                    Total Technology Hardware & Equipment           $ 363,094
                    Semiconductors - 0.4 %
                    Semiconductor Equipment - 0.3 %
     77,539    5.04 Flextronics Semiconductor, L+2.25%, 10/1/14     $ 66,393
     269,835   5.04 Flextronics Semiconductor, L+2.25%, 10/1/14       231,047
                                                                    $ 297,440
                    Semiconductors - 0.1 %
     98,250    4.24 Freescale Semiconductor, L+1.75%, 12/2/13       $ 80,074
                    Total Semiconductors                            $ 377,514
                    Telecommunication Services - 0.6 %
                    Integrated Telecommunication Services - 0.3 %
     21,203    5.71 Telesat Canada, L+3.0%, 10/24/14                $ 19,062
     246,875   5.79 Telesat Canada, L+3.0%, 10/24/14                  221,940
                                                                    $ 241,002
                    Wireless Telecommunication Services - 0.2 %
     237,374   6.22 Stratos Global Corp., L+2.75%, 2/13/12          $ 220,461
                    Total Telecommunication Services                $ 461,463
                    Utilities - 0.1 %
                    Independent Power Producer & Energy Traders - 0.1 %
     41,213    4.30 NRG Energy, Inc., SLC L+1.75%, 2/1/13           $ 36,416
     83,888    5.26 NRG Energy, Inc., SLC L+1.75%, 2/1/13             74,124
                                                                    $ 110,540
                    Total Utilities                                 $ 110,540
                    TOTAL SENIOR FLOATING RATE LOAN INTERESTS
                    (Cost  $5,069,338)                              $4,520,917

     Shares
                    PREFERRED STOCKS - 0.3 %
                    Diversified Financials - 0.3 %
                    Other Diversified Financial Services - 0.3 %
     240            Bank of America Corp., 7.25%, 12/31/49          $ 201,120
                    Total Diversified Financials                    $ 201,120
                    TOTAL PREFERRED STOCKS
                    (Cost  $195,523)                                $ 201,120

                    COMMON STOCKS - 0.1 %
                    Materials - 0.0 %
                    Forest Products - 0.0 %
     11,450         Ainsworth Lumber Co., Ltd. *                    $ 21,516
                    Total Materials                                 $ 21,516
                    Transportation - 0.0 %
                    Airlines - 0.0 %
     2,520          Northwest Airlines * (b)                        $ 22,756
                    Total Transportation                            $ 22,756
                    TOTAL COMMON STOCKS
                    (Cost  $149,119)                                $ 44,272

                    TEMPORARY CASH INVESTMENTS - 3.0 %
                    Securities Lending Collateral  - 3.0% (d)
                    Certificates of Deposit:
     39,272         Citibank, 2.73%, 10/30/08                       $ 39,272
     39,272         Abbey National Plc, 3.15%, 8/13/09                39,272
     39,291         Banco Santander NY, 3.09%, 12/22/08               39,291
     39,263         Bank of Nova Scotia, 3.18%, 5/5/09                39,263
     14,134         Bank of Scotland NY, 2.89%, 11/4/08               14,134
     62,715         Bank of Scotland NY, 3.03%, 6/5/09                62,715
     70,690         Barclays Bank, 3.18%, 5/27/09                     70,690
     78,544         BNP Paribas NY,  2.72% 11/3/08                    78,544
     7,844          Calyon NY, 2.69%, 1/16/09                         7,844
     4,627          Calyon NY, 2.69%, 1/16/09                         4,627
     70,690         DNB NOR Bank ASA NY, 2.9%, 6/8/09                 70,690
     71,947         Intesa SanPaolo S.p.A., 2.72%, 5/22/09            71,947
     4,544          NORDEA NY, 2.72%, 4/9/09                          4,544
     3,768          NORDEA NY, 2.73%, 12/1/08                         3,768
     58,908         Royal Bank of Canada NY, 3.0%, 8/7/09             58,908
     39,272         Bank of Scotland NY, 3.06%, 3/5/09                39,272
     23,568         Bank of Scotland NY, 2.96%, 11/3/08               23,568
     78,544         Societe Generale, 3.28%, 9/4/09                   78,544
     7,843          Skandinavian Enskilda Bank NY, 3.06%, 2/13/09     7,843
     70,690         Svenska Bank NY, 2.7%, 7/8/09                     70,690
     23,563         Toronto Dominion Bank NY, 2.75%, 11/5/08          23,563
     39,272         Wachovia Corp., 2.79%, 10/30/08                   39,272
     7,851          Wachovia Corp., 2.85%, 10/28/08                   7,851
                                                                    $896,110
                    Commercial Paper:
     77,130         American Honda Finance Corp., 2.92%, 7/14/09    $ 77,130
     78,343         ANZ Bank, 2.64%, 11/5/08                          78,343
     78,544         Commonwealth Bank Australia, 3.02%, 7/16/09       78,544
     7,830          Dexdel, 2.7%, 11/10/08                            7,830
     78,168         JP Morgan Chase & Co., 1.42%, 12/3/08             78,168
     7,834          Met Life, Inc., 2.7%, 11/3/08                     7,834
     23,561         John Deere Capital Corp., 2.82%, 12/12/08         23,561
     78,544         HSBC USA, Inc., 3.2%, 8/14/09                     78,544
     78,544         Monumental Global Funding, Ltd., 3.2%, 8/17/09    78,544
     70,690         New York Life Global, 2.98%, 9/4/09               70,690
     7,478          Bank Bovespa NY, 2.79%, 3/12/09                   7,478
     35,341         General Electric Capital Corp., 4.24%, 1/5/09     35,341
     39,263         General Electric Capital Corp., 2.82%, 3/16/09    39,263
     39,272         CME Group, Inc., 3.0%, 8/6/09                     39,272
     14,526         IBM, 3.18%, 2/13/09                               14,526
     39,272         IBM, 3.18%, 6/26/09                               39,272
     70,690         Met Life Global Funding, 3.19%, 6/12/09           70,690
     39,253         Macquarie Bank, Ltd., 2.55%, 10/8/08              39,253
     39,253         Macquarie Bank, Ltd., 2.55%, 10/8/08              39,253
     78,544         U.S. Bank, 2.912%, 8/24/09                        78,544
     66,763         Westpac Banking Corp., 3.74%, 6/1/09              66,763
                                                                    $1,048,843
                    Tri-party Repurchase Agreements:
     157,088        ABN Amro, 1.85%, 10/1/08                        $157,088
     87,930         Barclays Capital Markets, 2.11%, 10/1/08          87,930
     65,408         Deutsche Bank, 2.0%, 10/1/08                      65,408
                                                                    $310,427
                    Other:
     8,705          ABS CFAT 2008-A A1, 3.005%, 4/27/09             $ 8,705
                    Total Securities Lending Collateral             $2,264,085
                    TOTAL TEMPORARY CASH INVESTMENTS
                    (Cost  $2,264,085)                              $2,264,085
                    TOTAL INVESTMENT IN SECURITIES - 101.5%
                    (Cost  $84,952,405)(a)                          $76,586,972
                    OTHER ASSETS AND LIABILITIES - (1.5)%           $(1,153,970)
                    TOTAL NET ASSETS - 100.0%                       $75,433,002

     *              Non-income producing security.

     (144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally
                     to qualified institutional buyers in a transaction exempt from registration. At September 30, 2008, the value of these securities amounted to $16,272,293 or 21.6% of total net assets.

     ** Senior floating rate loan interests in which the Portfolio invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank
                    Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

     (a) At September 30, 2008, the net unrealized loss on investments based on cost for federal income tax purposes of $84,952,443 was as follows:

                 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost $1,408,115

                 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value (9,773,586)

                    Net unrealized loss                           $(8,365,471)

     (b)            At September 30, 2008, the following securities
                    were out on loan:
     Principal
     Amount ($)                       Description                      Value
     153,000        Allison Transmission, 11.0%, 11/1/15 (144A)     $140,122
     130,000        Angiotech Pharmaceutical, 7.75%, 4/1/14           81,060
     103,000        Cemex Perpetual, 6.722%, 1/1/50                   97,055
     18,000         Central Garden, 9.125%, 2/1/13                    14,134
     84,000         CMA CGM SA, 7.25%, 2/1/13 (144A)                  63,591
     60,000         Korea Development Bank, 5.3%, 1/17/13             58,970
     2,000          Northwest Airlines *                              18,060
     133,000        Sally Holdings, 9.25%, 11/15/14 (144A)           130,000
     188,000        Tenneco Automotive, Inc., 8.625%, 11/15/14       155,586
     775,000        U.S. Treasury Bonds, 4.375%, 2/15/38             788,586
     128,000        U.S. Treasury Bonds, 6.25%, 8/15/23              154,745
     100,000        Univision Communications, 9.75%, 3/15/15 (144A)   46,933
     123,000        Verasun Energy Corp., 9.875%, 12/15/12            92,136
     190,000        Yankee Acquisition Corp., 9.75%, 2/15/17         110,667
                    Total                                          $1,951,645

      (c)           Debt obligation with a variable interest rate.
                    Rate shown is rate at period end.

     (d)            Security lending collateral is managed by Credit Suisse.

                    Principal amounts are denominated in U.S.
                    Dollars unless otherwise denoted:

          AUD       Australian Dollar
          DKK       Danish Kroner
         EURO       Euro
          ITL       Italian Lira
          JPY       Japanese Yen
          NOK       Norwegian Krone
          SEK       Swedish Krone

                    FAS 157 Footnote Disclosures
                    Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
                    Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
                    Level 1 - quoted prices in active markets for identical securities
                    Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
                    Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

                    The following is a summary of the inputs used as of September
                        30, 2008, in valuing the Fund's assets:

Valuation Inputs                                 Investments
                                                 in Securities
Level 1 - Quoted Prices                          $1,364,460
Level 2 - Other Significant Observable Inputs    75,222,512     120,196
Level 3 - Significant Unobservable Inputs
Total                                            $76,586,972    120,196



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Variable Contracts Trust

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date November 28, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 28, 2008



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date November 28, 2008

* Print the name and title of each signing officer under his or her signature.